Nationwide(R) VLI
Separate Account-4
December 31, 2002

                           [LOGO] The BEST of AMERICA
                        America's FUTURE Life Series(SM)

                                                                            2002

                                                                   Annual Report

--------------------------------------------------------------------------------

                                                               [LOGO] Nationwide

                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio

VLOB-0161-12/02

                              [Logo] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [Photo]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide VLI Separate Account-4.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 42. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 36, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:

   Investments at fair value:

      Aim VIF Basic Value Fund - Series I (AIMBVF)
         49,172 shares (cost $409,138) .................................................     $    392,393
      Aim VIF Capital Development Fund - Series I (AIMCDF)
         25 shares (cost $231) .........................................................              231
      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         3,272 shares (cost $56,044) ...................................................           54,379
      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         7,411,168 shares (cost $46,785,381) ...........................................       38,241,629
      American Century VP International Fund - Class I (ACVPInt)
         8,559,624 shares (cost $45,261,790) ...........................................       44,595,642
      American Century VP Ultra Fund - Class I (ACVPUltra)
         90,388 shares (cost $692,870) .................................................          664,349
      American Century VP Value Fund - Class I (ACVPVal)
         6,975,297 shares (cost $47,589,585) ...........................................       42,688,815
      Baron Capital Asset Trust (BCAT)
         4,176 shares (cost $69,207) ...................................................           69,159
      Comstock GVIT Value Fund - Class I (ComGVITVal)
         718,088 shares (cost $6,450,659) ..............................................        5,500,555
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         82,841 shares (cost $877,900) .................................................          530,186
      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         206,654 shares (cost $1,666,159) ..............................................        1,380,446
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         172,401 shares (cost $2,068,268) ..............................................        1,679,183
      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         2,612,116 shares (cost $33,614,923) ...........................................       28,785,521
      Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk)
         2,374 shares (cost $29,008) ...................................................           28,581
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         257,246 shares (cost $2,484,454) ..............................................        2,464,417
      Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)
         741,552 shares (cost $20,761,794) .............................................       14,015,340
      Dreyfus Stock Index Fund (DryStkIx)
         11,241,145 shares (cost $341,675,012) .........................................      252,588,524
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         1,167,251 shares (cost $39,974,911) ...........................................       33,593,493
      Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)
         28,896 shares (cost $288,675) .................................................          290,119
      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         2,405,849 shares (cost $17,869,202) ...........................................       16,985,297

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         6,630,530 shares (cost $73,452,065) ...........................................     $ 77,643,505
      Fidelity(R)VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         3,718,375 shares (cost $81,474,587) ...........................................       67,302,596
      Fidelity(R)VIP - Growth Portfolio: Service Class (FidVIPGrS)
         3,239,498 shares (cost $115,818,438) ..........................................       75,609,877
      Fidelity(R)VIP - High Income Portfolio: Service Class (FidVIPHIS)
         3,457,927 shares (cost $22,047,989) ...........................................       20,436,351
      Fidelity(R)VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         2,005,276 shares (cost $22,664,759) ...........................................       21,937,714
      Fidelity(R)VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         3,153,487 shares (cost $66,273,384) ...........................................       56,888,913
      Fidelity(R)VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
         964,737 shares (cost $15,509,711) .............................................       11,287,417
      Fidelity(R)VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         19,479 shares (cost $161,119) .................................................          153,887
      Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS)
         14,801 shares (cost $138,394) .................................................          139,430
      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         221,813 shares (cost $1,366,715) ..............................................        1,328,662
      Gartmore GVIT Global Financial Services Fund - Class I (GVITGIFin)
         15,148 shares (cost $138,493) .................................................          135,724
      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGIHlth)
         25,391 shares (cost $212,752) .................................................          207,952
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGITech)
         516,236 shares (cost $1,504,494) ..............................................        1,233,805
      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         12,776 shares (cost $91,342) ..................................................           94,800
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         17,606,710 shares (cost $208,886,090) .........................................      216,210,395
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,588,950 shares (cost $22,604,882) ...........................................       11,948,907
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         166,979 shares (cost $1,367,630) ..............................................        1,360,876
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         213,933 shares (cost $2,110,208) ..............................................        2,102,962
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         416,415 shares (cost $3,734,320) ..............................................        3,722,748
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         406,145 shares (cost $3,512,434) ..............................................        3,448,173
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         433,358 shares (cost $4,103,344) ..............................................        4,086,566
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         138,133 shares (cost $643,644) ................................................          643,700
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         250,730,933 shares (cost $250,730,933) ........................................      250,730,933
      Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
         263,553,712 shares (cost $263,553,712) ........................................      263,553,712

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

      Gartmore GVIT Nationwide(R)Leaders Fund - Class I (GVITLead)
         13,602 shares (cost $134,295) .................................................     $    128,404
      Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I (NWGVITStrVal)
         210,396 shares (cost $1,853,224) ..............................................        1,514,854
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         1,179,668 shares (cost $11,721,431) ...........................................       11,395,588
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         6,066,508 shares (cost $60,114,896) ...........................................       44,710,166
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         3,199,539 shares (cost $58,234,026) ...........................................       49,304,892
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         18,766,105 shares (cost $194,520,571) .........................................      152,005,452
      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         53,165 shares (cost $440,613) .................................................          401,924
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         438,635 shares (cost $3,840,896) ..............................................        3,004,652
      Goldman Sachs Mid Cap Value Fund A (GSMCV)
         31 shares (cost $709) .........................................................              689
      Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)
         6,859 shares (cost $72,504) ...................................................           72,778
      J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         2,347,427 shares (cost $21,201,580) ...........................................       18,920,263
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         460 shares (cost $9,999) ......................................................            9,803
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         1,677,160 shares (cost $33,681,296) ...........................................       28,914,243
      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         4,268,737 shares (cost $16,925,453) ...........................................       10,287,656
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         1,859,474 shares (cost $32,147,562) ...........................................       31,945,758
      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         2,418,522 shares (cost $22,216,051) ...........................................       22,443,885
      Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas)
         3,601 shares (cost $34,754) ...................................................           35,725
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         1,394,611 shares (cost $18,978,234) ...........................................       14,922,340
      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         3,064,531 shares (cost $47,766,121) ...........................................       36,682,442
      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         922,460 shares (cost $12,243,971) .............................................       10,516,046
      One Group(R)IT Mid Cap Growth Portfolio (ONEMidCap)
         16,272 shares (cost $204,119) .................................................          200,797
      One Group(R)IT Mid Cap Value Portfolio (ONEMidCapV)
         37,030 shares (cost $393,028) .................................................          386,967
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         1,600,596 shares (cost $63,181,629) ...........................................       46,785,409

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         2,798,445 shares (cost $101,118,298) ..........................................   $   74,494,608
      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,468,974 shares (cost $29,858,488) ...........................................       26,000,838
      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         1,791,721 shares (cost $34,671,102) ...........................................       27,449,165
      PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur)
         44,577 shares (cost $455,665) .................................................          456,026
      PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet)
         42,331 shares (cost $493,713) .................................................          503,742
      PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)
         186,986 shares (cost $1,905,180) ..............................................        1,912,867
      Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)
         418 shares (cost $3,870) ......................................................            3,871
      Royce Capital Fund - Micro Cap (RoyMicro)
         56,792 shares (cost $429,838) .................................................          431,620
      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         2,393,207 shares (cost $26,380,772) ...........................................       17,470,414
      Strong Opportunity Fund II, Inc.(StOpp2)
         1,738,232 shares (cost $30,697,258) ...........................................       24,109,271
      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         10,489 shares (cost $171,180) .................................................          171,492
      T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)
         8,729 shares (cost $127,827) ..................................................          125,346
      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         220,924 shares (cost $523,601) ................................................          459,523
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         782,833 shares (cost $6,054,961) ..............................................        6,176,554
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         233,573 shares (cost $2,543,351) ..............................................        2,405,797
      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         670,229 shares (cost $4,754,504) ..............................................        4,738,521
      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         428,050 shares (cost $3,057,576) ..............................................        2,572,580
      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         2,253,311 shares (cost $27,790,512) ...........................................       25,530,014
                                                                                           --------------
            Total Investments ..........................................................    2,276,360,846
   Accounts Receivable .................................................................           79,864
                                                                                           --------------
            Total Assets ...............................................................    2,276,440,710
Accounts Payable .......................................................................               --
                                                                                           --------------
Contract Owners' Equity (note 7) .......................................................   $2,276,440,710
                                                                                           ==============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total        AIMBVF    AIMCDF   AllGroInc
                                                       --------------   -------   ------   ---------
   Reinvested dividends ............................   $   32,060,947         5      --         --
   Mortality and expense risk charges (note 3) .....       (4,002,946)     (144)     --         (9)
                                                       --------------   -------    ----     ------
      Net investment income (loss) .................       28,058,001      (139)     --         (9)
                                                       --------------   -------    ----     ------

   Proceeds from mutual fund shares sold ...........    2,471,626,230       688     305        815
   Cost of mutual fund shares sold .................   (2,645,517,621)     (644)   (305)      (834)
                                                       --------------   -------    ----     ------
      Realized gain (loss) on investments ..........     (173,891,391)       44      --        (19)
   Change in unrealized gain (loss)
      on investments ...............................     (185,402,711)  (16,746)     --     (1,665)
                                                       --------------   -------    ----     ------
      Net gain (loss) on investments ...............     (359,294,102)  (16,702)     --     (1,684)
                                                       --------------   -------    ----     ------
   Reinvested capital gains ........................        8,167,207        --      --         --
                                                       --------------   -------    ----     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (323,068,894)  (16,841)     --     (1,693)
                                                       ==============   =======    ====     ======

Investment activity:                                    ACVPIncGr      ACVPInt        ACVPUltra     ACVPVal
                                                       -----------   ------------    ----------   -----------
   Reinvested dividends ............................       383,831        349,387         2,206       269,049
   Mortality and expense risk charges (note 3) .....       (88,080)       (97,125)          (14)      (40,345)
                                                       -----------   ------------    ----------   -----------
      Net investment income (loss) .................       295,751        252,262         2,192       228,704
                                                       -----------   ------------    ----------   -----------

   Proceeds from mutual fund shares sold ...........     8,346,065    295,569,995     1,354,802    11,172,734
   Cost of mutual fund shares sold .................   (10,771,807)  (302,595,159)   (1,420,239)  (11,836,982)
                                                       -----------   ------------    ----------   -----------
      Realized gain (loss) on investments ..........    (2,425,742)    (7,025,164)      (65,437)     (664,248)
   Change in unrealized gain (loss)
      on investments ...............................    (6,415,240)    (1,505,283)      (28,521)   (7,152,115)
                                                       -----------   ------------    ----------   -----------
      Net gain (loss) on investments ...............    (8,840,982)    (8,530,447)      (93,958)   (7,816,363)
                                                       -----------   ------------    ----------   -----------
   Reinvested capital gains ........................            --             --            --     1,740,826
                                                       -----------   ------------    ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (8,545,231)    (8,278,185)      (91,766)   (5,846,833)
                                                       ===========   ============    ==========   ===========

Investment activity:                                     BCAT    ComGVITVal    CSGPVen    CSIntEq
                                                       -------   ----------   --------   --------
   Reinvested dividends ............................   $    --       71,838         --         --
   Mortality and expense risk charges (note 3) .....       (29)      (7,434)      (741)    (1,064)
                                                       -------   ----------   --------   --------
      Net investment income (loss) .................       (29)      64,404       (741)    (1,064)
                                                       -------   ----------   --------   --------

   Proceeds from mutual fund shares sold ...........     2,490    2,120,078    242,585    897,429
   Cost of mutual fund shares sold .................    (2,411)  (3,275,775)  (584,905)  (928,963)
                                                       -------   ----------   --------   --------
      Realized gain (loss) on investments ..........        79   (1,155,697)  (342,320)   (31,534)
   Change in unrealized gain (loss)
      on investments ...............................       (48)    (372,887)    59,105   (339,704)
                                                       -------   ----------   --------   --------
      Net gain (loss) on investments ...............        31   (1,528,584)  (283,215)  (371,238)
                                                       -------   ----------   --------   --------
   Reinvested capital gains ........................        --           --         --         --
                                                       -------   ----------   --------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $     2   (1,464,180)  (283,956)  (372,302)
                                                       =======   ==========   ========   ========

Investment activity:                                     CSLCapV    DryMidCapIx    DryEuroEq    DryMidCapStk
                                                       ----------   -----------   -----------   ------------
   Reinvested dividends ............................       19,564       103,793            --         85
   Mortality and expense risk charges (note 3) .....       (3,724)      (37,984)       (1,189)        (9)
                                                       ----------    ----------   -----------       ----
      Net investment income (loss) .................       15,840        65,809        (1,189)        76
                                                       ----------    ----------   -----------       ----

   Proceeds from mutual fund shares sold ...........    2,881,105     7,657,190    17,512,711         16
   Cost of mutual fund shares sold .................   (3,068,734)   (8,126,142)  (17,753,569)       (16)
                                                       ----------    ----------   -----------       ----
      Realized gain (loss) on investments ..........     (187,629)     (468,952)     (240,858)        --
   Change in unrealized gain (loss)
      on investments ...............................     (413,957)   (5,175,301)      (17,058)      (427)
                                                       ----------    ----------   -----------       ----
      Net gain (loss) on investments ...............     (601,586)   (5,644,253)     (257,916)      (427)
                                                       ----------    ----------   -----------       ----
   Reinvested capital gains ........................           --       243,793            --         --
                                                       ----------    ----------   -----------       ----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (585,746)   (5,334,651)     (259,105)      (351)
                                                       ==========    ==========   ===========       ====

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   DrySmCapIxS    DrySRGro     DryStkIx      DryVIFApp
                                                       -----------   ----------   -----------   -----------
   Reinvested dividends ............................   $     3,603       37,572     3,545,872       415,687
   Mortality and expense risk charges (note 3) .....          (511)     (16,935)     (495,514)      (80,631)
                                                       -----------   ----------   -----------   -----------
      Net investment income (loss) .................         3,092       20,637     3,050,358       335,056
                                                       -----------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ...........     2,116,330    5,634,689    38,071,356     8,895,792
   Cost of mutual fund shares sold .................    (2,106,803)  (9,679,516)  (56,670,494)  (11,766,928)
                                                       -----------   ----------   -----------   -----------
      Realized gain (loss) on investments ..........         9,527   (4,044,827)  (18,599,138)   (2,871,136)
   Change in unrealized gain (loss)
      on investments ...............................       (20,037)  (2,065,356)  (50,888,412)   (4,395,323)
                                                       -----------   ----------   -----------   -----------
      Net gain (loss) on investments ...............       (10,510)  (6,110,183)  (69,487,550)   (7,266,459)
                                                       -----------   ----------   -----------   -----------
   Reinvested capital gains ........................            --           --            --            --
                                                       -----------   ----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    (7,418)  (6,089,546)  (66,437,192)   (6,931,403)
                                                       ===========   ==========   ===========   ===========

Investment activity:                                   DryIntVal   FGVITHiInc    FedQualBd     FidVIPEIS
                                                       ---------   ----------   -----------   -----------
   Reinvested dividends ............................         532    1,345,049     2,002,095       911,279
   Mortality and expense risk charges (note 3) .....         (55)     (25,109)     (148,769)     (102,364)
                                                        --------   ----------   -----------   -----------
      Net investment income (loss) .................         477    1,319,940     1,853,326       808,915
                                                        --------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ...........     985,767    8,101,099    24,040,253    13,258,117
   Cost of mutual fund shares sold .................    (981,208)  (8,712,387)  (22,908,590)  (15,142,087)
                                                        --------   ----------   -----------   -----------
      Realized gain (loss) on investments ..........       4,559     (611,288)    1,131,663    (1,883,970)
   Change in unrealized gain (loss)
      on investments ...............................       1,445     (400,507)    2,669,302   (12,798,194)
                                                        --------   ----------   -----------   -----------
      Net gain (loss) on investments ...............       6,004   (1,011,795)    3,800,965   (14,682,164)
                                                        --------   ----------   -----------   -----------
   Reinvested capital gains ........................          --           --       749,114     1,313,313
                                                        --------   ----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       6,481      308,145     6,403,405   (12,559,936)
                                                        ========   ==========   ===========   ===========

Investment activity:                                    FidVIPGrS     FidVIPHIS     FidVIPOvS     FidVIPConS
                                                       ------------   ----------   ------------   -----------
   Reinvested dividends ............................   $    118,542    1,658,746        135,099       380,235
   Mortality and expense risk charges (note 3) .....       (120,420)     (21,869)       (49,353)      (64,061)
                                                       ------------   ----------   ------------   -----------
      Net investment income (loss) .................         (1,878)   1,636,877         85,746       316,174
                                                       ------------   ----------   ------------   -----------

   Proceeds from mutual fund shares sold ...........     19,984,485    5,163,555    185,288,430     8,993,215
   Cost of mutual fund shares sold .................    (34,443,393)  (7,560,599)  (188,492,955)  (12,072,962)
                                                       ------------   ----------   ------------   -----------
      Realized gain (loss) on investments ..........    (14,458,908)  (2,397,044)    (3,204,525)   (3,079,747)
   Change in unrealized gain (loss)
      on investments ...............................    (16,486,471)   1,427,374     (1,355,909)   (3,098,925)
                                                       ------------   ----------   ------------   -----------
      Net gain (loss) on investments ...............    (30,945,379)    (969,670)    (4,560,434)   (6,178,672)
                                                       ------------   ----------   ------------   -----------
   Reinvested capital gains ........................             --           --             --            --
                                                       ------------   ----------   ------------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(30,947,257)     667,207     (4,474,688)   (5,862,498)
                                                       ============   ==========   ============   ===========

Investment activity:                                   FidVIPGrOpS   FidVIPValStS   FTVIPFS    GVITEmMrkts
                                                       -----------   ------------   --------   -----------
   Reinvested dividends ............................       122,231           --           --         2,715
   Mortality and expense risk charges (note 3) .....       (15,235)          (2)         (66)         (537)
                                                        ----------     --------     --------   -----------
      Net investment income (loss) .................       106,996           (2)         (66)        2,178
                                                        ----------     --------     --------   -----------

   Proceeds from mutual fund shares sold ...........     3,704,104      876,526      289,899    14,879,305
   Cost of mutual fund shares sold .................    (6,391,065)    (887,592)    (286,115)  (15,087,985)
                                                        ----------     --------     --------   -----------
      Realized gain (loss) on investments ..........    (2,686,961)     (11,066)       3,784      (208,680)
   Change in unrealized gain (loss)
      on investments ...............................    (1,001,774)      (7,233)       1,036       (69,648)
                                                        ----------     --------     --------   -----------
      Net gain (loss) on investments ...............    (3,688,735)     (18,299)       4,820      (278,328)
                                                        ----------     --------     --------   -----------
   Reinvested capital gains ........................            --           --           --            --
                                                        ----------     --------     --------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (3,581,739)     (18,301)       4,754      (276,150)
                                                        ==========     ========     ========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                   GVITGIFin   GVITGIHlth   GVITGITech   GVITGlUtl
                                                       ---------   ----------   ----------   ---------
   Reinvested dividends ............................    $     13          --         8,117         289
   Mortality and expense risk charges (note 3) .....          (1)         (3)         (418)        (79)
                                                        --------    --------    ----------    --------
      Net investment income (loss) .................          12          (3)        7,699         210
                                                        --------    --------    ----------    --------

   Proceeds from mutual fund shares sold ...........      87,833     459,901     1,853,889     178,063
   Cost of mutual fund shares sold .................     (86,374)   (469,349)   (2,411,728)   (176,993)
                                                        --------    --------    ----------    --------
      Realized gain (loss) on investments ..........       1,459      (9,448)     (557,839)      1,070
   Change in unrealized gain (loss)
      on investments ...............................      (2,770)     (4,801)     (182,901)      3,459
                                                        --------    --------    ----------    --------
      Net gain (loss) on investments ...............      (1,311)    (14,249)     (740,740)      4,529
                                                        --------    --------    ----------    --------
   Reinvested capital gains ........................          --          --            --          --
                                                        --------    --------    ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ (1,299)    (14,252)     (733,041)      4,739
                                                        ========    ========    ==========    ========

Investment activity:                                    GVITGvtBd    GVITGrowth   GVITIDAgg    GVITIDCon
                                                       -----------   ----------   ----------   ---------
   Reinvested dividends ............................     7,805,516           --        5,878      22,871
   Mortality and expense risk charges (note 3) .....      (471,295)      (5,466)         (55)       (437)
                                                       -----------   ----------   ----------    --------
      Net investment income (loss) .................     7,334,221       (5,466)       5,823      22,434
                                                       -----------   ----------   ----------    --------

   Proceeds from mutual fund shares sold ...........    27,953,399    1,705,331    2,183,680     343,063
   Cost of mutual fund shares sold .................   (25,338,824)  (4,919,427)  (2,252,111)   (345,520)
                                                       -----------   ----------   ----------    --------
      Realized gain (loss) on investments ..........     2,614,575   (3,214,096)     (68,431)     (2,457)
   Change in unrealized gain (loss)
      on investments ...............................     5,859,046   (1,401,337)      (6,754)     (7,246)
                                                       -----------   ----------   ----------    --------
      Net gain (loss) on investments ...............     8,473,621   (4,615,433)     (75,185)     (9,703)
                                                       -----------   ----------   ----------    --------
   Reinvested capital gains ........................     1,687,818           --           48       1,006
                                                       -----------   ----------   ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    17,495,660   (4,620,899)     (69,314)     13,737
                                                       ===========   ==========   ==========    ========

Investment activity:                                   GVITIDMod   GVITIDModAgg   GVITIDModCon    GVITIntGro
                                                       ---------   ------------   ------------   -----------
   Reinvested dividends ............................   $  30,927       18,053         40,677              --
   Mortality and expense risk charges (note 3) .....      (1,072)        (350)        (1,991)           (581)
                                                       ---------     --------       --------     -----------
      Net investment income (loss) .................      29,855       17,703         38,686            (581)
                                                       ---------     --------       --------     -----------

   Proceeds from mutual fund shares sold ...........     548,771      345,916        265,385      21,728,794
   Cost of mutual fund shares sold .................    (624,510)    (401,665)      (281,525)    (21,648,937)
                                                       ---------     --------       --------     -----------
      Realized gain (loss) on investments ..........     (75,739)     (55,749)       (16,140)         79,857
   Change in unrealized gain (loss)
      on investments ...............................     (11,572)     (64,260)       (16,778)         (2,225)
                                                       ---------     --------       --------     -----------
      Net gain (loss) on investments ...............     (87,311)    (120,009)       (32,918)         77,632
                                                       ---------     --------       --------     -----------
   Reinvested capital gains ........................       2,904        5,036          4,544              --
                                                       ---------     --------       --------     -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (54,552)     (97,270)        10,312          77,051
                                                       =========     ========       ========     ===========

Investment activity:                                     GVITMyMkt      GVITMyMkt5    GVITLead   NWGVITStrVal
                                                       --------------   -----------   --------   ------------
   Reinvested dividends ............................        5,650,502       362,533        762           609
   Mortality and expense risk charges (note 3) .....         (908,535)      (81,276)        (8)       (1,929)
                                                       --------------   -----------    -------    ----------
      Net investment income (loss) .................        4,741,967       281,257        754        (1,320)
                                                       --------------   -----------    -------    ----------

   Proceeds from mutual fund shares sold ...........    1,187,139,526    11,694,440     41,618     1,098,020
   Cost of mutual fund shares sold .................   (1,187,139,526)  (11,694,440)   (47,834)   (1,392,872)
                                                       --------------   -----------    -------    ----------
      Realized gain (loss) on investments ..........               --            --     (6,216)     (294,852)
   Change in unrealized gain (loss)
      on investments ...............................               --            --     (5,890)     (309,132)
                                                       --------------   -----------    -------    ----------
      Net gain (loss) on investments ...............               --            --    (12,106)     (603,984)
                                                       --------------   -----------    -------    ----------
   Reinvested capital gains ........................               --            --         --            --
                                                       --------------   -----------    -------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......        4,741,967       281,257    (11,352)     (605,304)
                                                       ==============   ===========    =======    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    GVITSmCapGr   GVITSmCapVal    GVITSmComp    GVITTotRt
                                                       ------------   ------------   -----------   -----------
   Reinvested dividends ............................   $         --         5,118             --     1,289,065
   Mortality and expense risk charges (note 3)......        (13,889)      (66,465)      (103,701)     (114,328)
                                                       ------------   -----------    -----------   -----------
      Net investment income (loss) .................        (13,889)      (61,347)      (103,701)    1,174,737
                                                       ------------   -----------    -----------   -----------

   Proceeds from mutual fund shares sold ...........     59,447,914    10,722,963      9,734,072     4,133,361
   Cost of mutual fund shares sold .................    (63,593,513)  (12,923,857)   (12,550,150)   (9,066,737)
                                                       ------------   -----------    -----------   -----------
      Realized gain (loss) on investments ..........     (4,145,599)   (2,200,894)    (2,816,078)   (4,933,376)
   Change in unrealized gain (loss)
      on investments ...............................       (777,242)  (15,654,025)    (7,122,789)  (23,481,195)
                                                       ------------   -----------    -----------   -----------
      Net gain (loss) on investments ...............     (4,922,841)  (17,854,919)    (9,938,867)  (28,414,571)
                                                       ------------   -----------    -----------   -----------
   Reinvested capital gains ........................             --     1,237,982             --            --
                                                       ------------   -----------    -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (4,936,730)  (16,678,284)   (10,042,568)  (27,239,834)
                                                       ============   ===========    ===========   ===========

Investment activity:                                   GVITUSGro    GVITWLead     GSMCV    GSVITMidCap
                                                       ---------   -----------   -------   -----------
   Reinvested dividends ............................         --        347,136        49          97
   Mortality and expense risk charges (note 3)......         (9)       (22,755)       (6)         (4)
                                                       --------    -----------   -------    --------
      Net investment income (loss) .................         (9)       324,381        43          93
                                                       --------    -----------   -------    --------

   Proceeds from mutual fund shares sold ...........    258,958     35,948,437    15,500     100,494
   Cost of mutual fund shares sold .................   (263,425)   (44,211,659)  (15,972)   (100,266)
                                                       --------    -----------   -------    --------
      Realized gain (loss) on investments ..........     (4,467)    (8,263,222)     (472)        228
   Change in unrealized gain (loss)
      on investments ...............................    (38,689)     7,274,386       (20)        274
                                                       --------    -----------   -------    --------
      Net gain (loss) on investments ...............    (43,156)      (988,836)     (492)        502
                                                       --------    -----------   -------    --------
   Reinvested capital gains ........................         --             --       175          28
                                                       --------    -----------   -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (43,165)      (664,455)     (274)        623
                                                       ========    ===========   =======    ========

Investment activity:                                     JPMorBal    JanBal     JanCapAp     JanGITech
                                                       -----------   ------   -----------   ----------
   Reinvested dividends ............................   $   352,792      105        95,053           --
   Mortality and expense risk charges (note 3)......       (23,226)      (5)      (42,843)     (10,468)
                                                       -----------   ------   -----------   ----------
      Net investment income (loss) .................       329,566      100        52,210      (10,468)
                                                       -----------   ------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     2,218,409    9,313    15,208,901    4,048,702
   Cost of mutual fund shares sold .................    (2,735,959)  (9,566)  (19,511,691)  (9,733,057)
                                                       -----------   ------   -----------   ----------
      Realized gain (loss) on investments ..........      (517,550)    (253)   (4,302,790)  (5,684,355)
   Change in unrealized gain (loss)
      on investments ...............................    (1,744,993)    (195)   (1,194,674)  (1,277,195)
                                                       -----------   ------   -----------   ----------
      Net gain (loss) on investments ...............    (2,262,543)    (448)   (5,497,464)  (6,961,550)
                                                       -----------   ------   -----------   ----------
   Reinvested capital gains ........................            --       --            --           --
                                                       -----------   ------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(1,932,977)    (348)   (5,445,254)  (6,972,018)
                                                       ===========   ======   ===========   ==========

Investment activity:                                     JanIntGro    MGVITMultiSec   NBAMTFas   NBAMTGuard
                                                       ------------   -------------   --------   ----------
   Reinvested dividends ............................        229,049      1,385,500        --        102,234
   Mortality and expense risk charges (note 3)......        (63,071)       (58,965)      (25)       (31,276)
                                                       ------------    -----------      ----     ----------
      Net investment income (loss) .................        165,978      1,326,535       (25)        70,958
                                                       ------------    -----------      ----     ----------

   Proceeds from mutual fund shares sold ...........    213,021,908     38,094,837       298      5,495,841
   Cost of mutual fund shares sold .................   (219,639,434)   (38,614,611)     (289)    (7,006,391)
                                                       ------------    -----------      ----     ----------
      Realized gain (loss) on investments ..........     (6,617,526)      (519,774)        9     (1,510,550)
   Change in unrealized gain (loss)
      on investments ...............................     (2,299,270)       942,199       971     (3,567,509)
                                                       ------------    -----------      ----     ----------
      Net gain (loss) on investments ...............     (8,916,796)       422,425       980     (5,078,059)
                                                       ------------    -----------      ----     ----------
   Reinvested capital gains ........................             --             --        --             --
                                                       ------------    -----------      ----     ----------
          Net increase (decrease) in contract owners'
            equity resulting from operations .......     (8,750,818)     1,748,960       955     (5,007,101)
                                                       ============    ===========      ====     ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                     NBAMTMCGr     NBAMTPart   ONEMidCap   ONEMidCapV
                                                       ------------   ----------   ---------   ----------
   Reinvested dividends                                $         --       61,110          --         --
   Mortality and expense risk charges (note 3) .....        (77,678)     (12,222)       (141)      (121)
                                                       ------------   ----------    --------     ------
      Net investment income (loss) .................        (77,678)      48,888        (141)      (121)
                                                       ------------   ----------    --------     ------

   Proceeds from mutual fund shares sold ...........     15,563,267    6,459,407     169,592        655
   Cost of mutual fund shares sold .................    (20,552,889)  (8,276,978)   (171,896)      (653)
                                                       ------------   ----------    --------     ------
      Realized gain (loss) on investments ..........     (4,989,622)  (1,817,571)     (2,304)         2
   Change in unrealized gain (loss)
      on investments ...............................     (9,298,181)  (1,372,811)     (3,322)    (6,061)
                                                       ------------   ----------    --------     ------
      Net gain (loss) on investments ...............    (14,287,803)  (3,190,382)     (5,626)    (6,059)
                                                       ------------   ----------    --------     ------
   Reinvested capital gains ........................             --           --          --         --
                                                       ------------   ----------    --------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(14,365,481)  (3,141,494)     (5,767)    (6,180)
                                                       ============   ==========    ========     ======

Investment activity:                                    OppAggGro     OppCapAp      OppGlSec     OppMSGrInc
                                                       -----------   -----------   -----------   -----------
   Reinvested dividends ............................       340,390       437,493       113,244      201,725
   Mortality and expense risk charges (note 3) .....       (96,581)     (157,188)      (44,034)     (25,294)
                                                       -----------   -----------   -----------   ----------
      Net investment income (loss) .................       243,809       280,305        69,210      176,431
                                                       -----------   -----------   -----------   ----------

   Proceeds from mutual fund shares sold ...........    19,100,411    16,475,609    17,886,621    4,892,253
   Cost of mutual fund shares sold .................   (51,227,290)  (26,009,474)  (19,716,772)  (6,909,103)
                                                       -----------   -----------   -----------   ----------
      Realized gain (loss) on investments ..........   (32,126,879)   (9,533,865)   (1,830,151)  (2,016,850)
   Change in unrealized gain (loss)
      on investments ...............................   14,324,781    (15,171,267)   (4,252,562)  (4,294,382)
                                                       -----------   -----------   -----------   ----------
      Net gain (loss) on investments ...............   (17,802,098)  (24,705,132)   (6,082,713)  (6,311,232)
                                                       -----------   -----------   -----------   ----------
   Reinvested capital gains                                     --            --            --           --
                                                       -----------   -----------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (17,558,289)  (24,424,827)   (6,013,503)  (6,134,801)
                                                       ===========   ===========   ===========   ==========

Investment activity:                                   PIMLowDur   PIMRealRet   PIMTotRet   PionHY
                                                       ---------   ----------   ---------   ------
   Reinvested dividends ............................   $     600         991       9,379        34
   Mortality and expense risk charges (note 3) .....         (87)       (115)       (841)       (1)
                                                       ---------     -------     -------    ------
      Net investment income (loss) .................         513         876       8,538        33
                                                       ---------     -------     -------    ------

   Proceeds from mutual fund shares sold ...........     190,985      43,854      10,342     1,874
   Cost of mutual fund shares sold .................    (190,923)    (43,160)    (10,201)   (1,931)
                                                       ---------     -------     -------    ------
      Realized gain (loss) on investments ..........          62         694         141       (57)
   Change in unrealized gain (loss)
      on investments ...............................         360      10,029       7,687         1
                                                       ---------     -------     -------    ------
      Net gain (loss) on investments ...............         422      10,723       7,828       (56)
                                                       ---------     -------     -------    ------
   Reinvested capital gains ........................         949         463      21,423        --
                                                       ---------     -------     -------    ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   1,884      12,062      37,789       (23)
                                                       =========     =======     =======    ======

Investment activity:                                   RoyMicro   SGVITMdCpGr     StOpp2      TRPEI2
                                                       --------   -----------   -----------   ------
   Reinvested dividends ............................        --             --       110,871      657
   Mortality and expense risk charges (note 3) .....       (98)       (39,586)      (56,136)     (66)
                                                        ------    -----------   -----------   ------
      Net investment income (loss) .................       (98)       (39,586)       54,735      591
                                                        ------    -----------   -----------   ------

   Proceeds from mutual fund shares sold ...........     9,670      7,346,919     9,101,411    2,085
   Cost of mutual fund shares sold .................    (9,491)   (13,457,986)  (14,410,882)  (1,975)
                                                        ------    -----------   -----------   ------
      Realized gain (loss) on investments ..........       179     (6,111,067)   (5,309,471)     110
   Change in unrealized gain (loss)
      on investments ...............................     1,783     (3,934,328)   (3,489,957)     311
                                                        ------    -----------   -----------   ------
      Net gain (loss) on investments ...............     1,962    (10,045,395)   (8,799,428)     421
                                                        ------    -----------   -----------   ------
   Reinvested capital gains ........................     2,635             --       562,955       --
                                                        ------    -----------   -----------   ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     4,499    (10,084,981)   (8,181,738)   1,012
                                                        ======    ===========   ===========   ======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    TRPMCG2   TurnGVITGro    VEWrldEMkt    VEWrldHAs
                                                       --------   -----------   -----------   ----------
   Reinvested dividends ............................   $     --           --         11,857       15,051
   Mortality and expense risk charges (note 3) .....        (28)        (185)        (5,567)      (1,040)
                                                       --------     --------    -----------   ----------
      Net investment income (loss) .................        (28)        (185)         6,290       14,011
                                                       --------     --------    -----------   ----------

   Proceeds from mutual fund shares sold ...........     50,251      683,637     15,144,754    2,597,702
   Cost of mutual fund shares sold .................    (51,052)    (870,690)   (15,568,585)  (2,884,262)
                                                       --------     --------    -----------   ----------
      Realized gain (loss) on investments ..........       (801)    (187,053)      (423,831)    (286,560)
   Change in unrealized gain (loss)
      on investments ...............................     (2,480)     (80,191)         4,487      (30,895)
                                                       --------     --------    -----------   ----------
      Net gain (loss) on investments ...............     (3,281)    (267,244)      (419,344)    (317,455)
                                                       --------     --------    -----------   ----------
   Reinvested capital gains ........................         --           --             --           --
                                                       --------     --------    -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (3,309)    (267,429)      (413,054)    (303,444)
                                                       ========     ========    ===========   ==========

Investment activity:                                     VKEmMkt     VKMidCapG   VKUSRealEst
                                                       ----------   ----------   -----------
   Reinvested dividends ............................      311,753           --       813,832
   Mortality and expense risk charges (note 3) .....       (6,148)      (5,383)      (30,552)
                                                       ----------   ----------    ----------
      Net investment income (loss) .................      305,605       (5,383)      783,280
                                                       ----------   ----------    ----------

   Proceeds from mutual fund shares sold ...........    4,570,032    1,868,053     5,327,379
   Cost of mutual fund shares sold .................   (4,590,606)  (2,705,060)   (5,090,386)
                                                       ----------   ----------    ----------
      Realized gain (loss) on investments ..........      (20,574)    (837,007)      236,993
   Change in unrealized gain (loss)
      on investments ...............................       40,303     (330,736)   (2,563,674)
                                                       ----------   ----------    ----------
      Net gain (loss) on investments ...............       19,729   (1,167,743)   (2,326,681
                                                       ----------   ----------    ----------
   Reinvested capital gains ........................           --           --       592,195
                                                       ----------   ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      325,334   (1,173,126)     (951,206)
                                                       ==========   ==========    ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                                    Total                   AIMBVF
                                                       ------------------------------   --------------
Investment activity:                                        2002            2001         2002     2001
                                                       --------------   -------------   -------   ----
   Net investment income (loss) ....................   $   28,058,001      29,771,597      (139)    --
   Realized gain (loss) on investments .............     (173,891,391)   (180,670,480)       44     --
   Change in unrealized gain (loss)
      on investments ...............................     (185,402,711)    (49,709,311)  (16,746)    --
   Reinvested capital gains ........................        8,167,207      40,368,917        --     --
                                                       --------------   -------------   -------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     (323,068,894)   (160,239,277)  (16,841)    --
                                                       --------------   -------------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      806,276,709   1,010,149,638     8,073     --
   Transfers between funds .........................               --              --   401,732     --
   Surrenders (note 6) .............................     (118,040,336)   (51,375,627)        --     --
   Death benefits (note 4) .........................       (2,999,731)     (3,332,989)       --     --
   Policy loans (net of repayments) (note 5) .......      (31,525,439)    (9,466,546)        --     --
   Deductions for surrender charges (note 2d) ......       (7,798,703)     (3,772,586)       --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (129,307,494)   (106,308,018)     (570)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (3,265,896)     (2,763,063)       --     --
      MSP contracts ................................         (177,913)       (198,693)       --     --
      SL contracts .................................         (687,007)       (549,866)       --     --
                                                       --------------   -------------   -------    ---
         Net equity transactions ...................      512,474,190     832,382,250   409,235     --
                                                       --------------   -------------   -------    ---

Net change in contract owners' equity ..............      189,405,296     672,142,973   392,394     --
Contract owners' equity beginning
   of period .......................................    2,087,035,414   1,414,892,441        --     --
                                                       --------------   -------------   -------    ---
Contract owners' equity end of period ..............   $2,276,440,710   2,087,035,414   392,394     --
                                                       ==============   =============   =======    ===

CHANGES IN UNITS:
   Beginning units .................................      191,173,282     116,096,849        --     --
                                                       --------------   -------------   -------    ---
   Units purchased .................................      145,379,173     136,381,319    39,936     --
   Units redeemed ..................................      (91,389,789)    (61,304,886)      (55)    --
                                                       --------------   -------------   -------    ---
   Ending units ....................................      245,162,666     191,173,282    39,881     --
                                                       ==============   =============   =======    ===

                                                          AIMCDF       AllGroInc
                                                       -----------   -------------
Investment activity:                                   2002   2001    2002    2001
                                                       ----   ----   ------   ----
   Net investment income (loss) ....................     --     --       (9)    --
   Realized gain (loss) on investments .............     --     --      (19)    --
   Change in unrealized gain (loss)                                             --
      on investments ...............................     --     --   (1,665)    --
   Reinvested capital gains ........................     --     --       --     --
                                                        ---    ---   ------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........     --     --   (1,693)    --
                                                        ---    ---   ------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     --     --      (16)    --
   Transfers between funds .........................    250          56,089     --
   Surrenders (note 6) .............................     --     --       --     --
   Death benefits (note 4) .........................     --     --       --     --
   Policy loans (net of repayments) (note 5) .......     --     --       --     --
   Deductions for surrender charges (note 2d) ......     --     --       --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (15)             --     --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................     --     --       --     --
      MSP contracts ................................     --     --       --     --
      SL contracts .................................     --     --       --     --
                                                        ---    ---   ------    ---
         Net equity transactions ...................    235     --   56,073     --
                                                        ---    ---   ------    ---

Net change in contract owners' equity ..............    235          54,380     --
Contract owners' equity beginning
   of period .......................................     --     --       --     --
                                                        ---    ---   ------    ---
Contract owners' equity end of period ..............    235     --   54,380     --
                                                        ===    ===   ======    ===

CHANGES IN UNITS:
   Beginning units .................................     --     --       --     --
                                                        ---    ---   ------    ---
   Units purchased .................................     26     --    5,432     --
   Units redeemed ..................................     (2)    --       --     --
                                                        ---    ---   ------    ---
   Ending units ....................................     24     --    5,432     --
                                                        ===    ===   ======    ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                               ACVPIncGr                   ACVPInt
                                                       ------------------------   ------------------------
Investment activity:                                       2002         2001         2002          2001
                                                       -----------   ----------   ----------   -----------
   Net investment income (loss).....................   $   295,751      190,055      252,262       (41,095)
   Realized gain (loss) on investments..............    (2,425,742)  (1,838,222)  (7,025,164)  (25,475,199)
   Change in unrealized gain (loss)
      on investments................................    (6,415,240)    (668,796)  (1,505,283)    6,676,950
   Reinvested capital gains.........................            --           --           --     4,068,852
                                                       -----------   ----------   ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........    (8,545,231)  (2,316,963)  (8,278,185)  (14,770,492)
                                                       -----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................     8,242,700   16,904,735   14,523,861    15,964,755
   Transfers between funds..........................     4,275,259    8,194,621     (827,913)    3,600,743
   Surrenders (note 6)..............................      (859,189)  (6,353,743)  (1,534,093)   (1,245,708)
   Death benefits (note 4)..........................       (84,910)     (25,257)     (53,686)      (52,127)
   Policy loans (net of repayments) (note 5)........    (1,414,722)     (56,773)  (1,212,686)     (242,467)
   Deductions for surrender charges (note 2d).......       (56,765)    (480,766)    (101,355)      (94,258)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................    (2,134,843)  (1,951,663)  (2,687,623)   (2,510,290)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................       (51,840)     (46,275)     (64,935)      (68,490)
      MSP contracts.................................        (4,113)      (4,657)      (3,820)       (7,374)
      SL contracts..................................        (9,375)      (8,572)      (9,329)       (9,576)
                                                       -----------   ----------   ----------   -----------
         Net equity transactions....................     7,902,202   16,171,650    8,028,421    15,335,208
                                                       -----------   ----------   ----------   -----------

Net change in contract owners' equity...............      (643,029)  13,854,687     (249,764)      564,716
Contract owners' equity beginning
   of period........................................    38,884,917   25,030,230   44,844,821    44,280,105
                                                       -----------   ----------   ----------   -----------
Contract owners' equity end of period...............   $38,241,888   38,884,917   44,595,057    44,844,821
                                                       ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units..................................     3,582,704    2,108,572    4,459,878     3,063,338
                                                       -----------   ----------   ----------   -----------
   Units purchased..................................     1,345,665    2,012,075    2,071,974     1,803,688
   Units redeemed...................................      (556,086)    (537,943)    (889,732)     (407,148)
                                                       -----------   ----------   ----------   -----------
   Ending units.....................................     4,372,283    3,582,704    5,642,120     4,459,878
                                                       ===========   ==========   ==========   ===========

                                                          ACVPUltra             ACVPVal
                                                       ---------------   -----------------------
Investment activity:                                     2002     2001      2002         2001
                                                       --------   ----   ----------   ----------
   Net investment income (loss).....................      2,192     --      228,704       94,634
   Realized gain (loss) on investments..............    (65,437)    --     (664,248)     784,993
   Change in unrealized gain (loss)
      on investments................................    (28,521)    --   (7,152,115)   1,499,813
   Reinvested capital gains.........................         --     --    1,740,826           --
                                                       --------    ---   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........    (91,766)    --   (5,846,833)   2,379,440
                                                       --------    ---   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................    381,461     --    9,518,078    4,837,359
   Transfers between funds..........................    767,998     --   14,238,176   16,354,241
   Surrenders (note 6)..............................   (326,526)    --   (1,379,551)    (440,086)
   Death benefits (note 4)..........................         --     --      (56,150)     (62,019)
   Policy loans (net of repayments) (note 5)........      1,986     --     (201,892)     (77,901)
   Deductions for surrender charges (note 2d).......    (21,573)    --      (91,144)     (33,300)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................    (45,493)    --   (2,572,725)  (1,132,828)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................     (1,707)    --      (84,853)     (39,218)
      MSP contracts.................................         (8)    --       (3,108)      (2,191)
      SL contracts..................................        (21)    --      (17,817)      (5,079)
                                                       --------    ---   ----------   ----------
         Net equity transactions....................    756,117     --   19,349,014   19,398,978
                                                       --------    ---   ----------   ----------

Net change in contract owners' equity...............    664,351     --   13,502,181   21,778,418
Contract owners' equity beginning
   of period........................................         --     --   29,186,372    7,407,954
                                                       --------    ---   ----------   ----------
Contract owners' equity end of period...............    664,351     --   42,688,553   29,186,372
                                                       ========    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units..................................         --     --    2,161,177      617,384
                                                       --------    ---   ----------   ----------
   Units purchased..................................     88,490     --    1,905,197    1,682,878
   Units redeemed...................................     (5,829)    --     (416,060)    (139,085)
                                                       --------    ---   ----------   ----------
   Ending units.....................................     82,661     --    3,650,314    2,161,177
                                                       ========    ===   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            BCAT              ComGVITVal
                                                       --------------   ----------------------
Investment activity:                                     2002    2001      2002         2001
                                                       -------   ----   ----------   ---------
   Net investment income (loss) ....................   $   (29)    --       64,404      55,324
   Realized gain (loss) on investments .............        79     --   (1,155,697)   (117,452)
   Change in unrealized gain (loss)
      on investments ...............................       (48)    --     (372,887)   (341,379)
   Reinvested capital gains ........................        --     --           --          --
                                                       -------    ---   ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........         2     --   (1,464,180)   (403,507)
                                                       -------    ---   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................        (1)    --    1,857,957   1,335,353
   Transfers between funds .........................    69,454     --      478,332   2,490,417
   Surrenders (note 6) .............................        --     --     (151,738)    (74,711)
   Death benefits (note 4) .........................        --     --      (16,024)     (6,873)
   Policy loans (net of repayments) (note 5) .......        --     --      (46,526)        756
   Deductions for surrender charges (note 2d) ......        --     --      (10,025)     (5,653)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................      (296)    --     (337,086)   (295,375)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................        --     --       (8,716)     (8,213)
      MSP contracts ................................        --     --         (766)       (850)
      SL contracts .................................        --     --         (874)       (743)
                                                       -------    ---   ----------   ---------
         Net equity transactions ...................    69,157     --    1,764,534   3,434,108
                                                       -------    ---   ----------   ---------

Net change in contract owners' equity ..............    69,159     --      300,354   3,030,601
Contract owners' equity beginning
   of period .......................................        --     --    5,200,213   2,169,612
                                                       -------    ---   ----------   ---------
Contract owners' equity end of period ..............   $69,159     --    5,500,567   5,200,213
                                                       =======    ===   ==========   =========

CHANGES IN UNITS:
   Beginning units .................................        --     --      528,392     180,572
                                                       -------    ---   ----------   ---------
   Units purchased .................................     7,164     --      323,564     386,266
   Units redeemed ..................................       (30)    --     (108,082)    (38,446)
                                                       -------    ---   ----------   ---------
   Ending units ....................................     7,134     --      743,874     528,392
                                                       =======    ===   ==========   =========

                                                              CSGPVen                 CSIntEq
                                                       --------------------   ----------------------
Investment activity:                                     2002        2001        2002        2001
                                                       --------   ---------   ---------   ----------
   Net investment income (loss) ....................       (741)       (688)     (1,064)        (824)
   Realized gain (loss) on investments .............   (342,320)   (390,882)    (31,534)  (1,154,946)
   Change in unrealized gain (loss)
      on investments ...............................     59,105      71,425    (339,704)     737,104
   Reinvested capital gains ........................         --          --          --           --
                                                       --------   ---------   ---------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (283,956)   (320,145)   (372,302)    (418,666)
                                                       --------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................    138,218     250,521     257,124      361,952
   Transfers between funds .........................   (150,036)    (26,438)   (129,187)    (278,163)
   Surrenders (note 6) .............................    (19,422)    (21,815)   (109,474)     (67,204)
   Death benefits (note 4) .........................     (2,132)       (101)         --         (114)
   Policy loans (net of repayments) (note 5) .......      2,471     (34,453)    (11,178)     (26,312)
   Deductions for surrender charges (note 2d) ......     (1,283)     (1,651)     (7,233)      (5,085)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (44,394)    (57,060)   (100,884)    (122,795)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................     (2,071)     (2,815)     (5,555)      (6,614)
      MSP contracts ................................       (361)       (703)       (397)        (507)
      SL contracts .................................       (206)       (357)       (670)        (734)
                                                       --------   ---------   ---------   ----------
         Net equity transactions ...................    (79,216)    105,128    (107,454)    (145,576)
                                                       --------   ---------   ---------   ----------

Net change in contract owners' equity ..............   (363,172)   (215,017)   (479,756)    (564,242)
Contract owners' equity beginning
   of period .......................................    893,362   1,108,379   1,860,200    2,424,442
                                                       --------   ---------   ---------   ----------
Contract owners' equity end of period ..............    530,190     893,362   1,380,444    1,860,200
                                                       ========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .................................     92,656      80,230     206,416      210,354
                                                       --------   ---------   ---------   ----------
   Units purchased .................................     18,681      28,628      33,740       37,812
   Units redeemed ..................................    (26,690)    (16,202)    (49,562)     (41,750)
                                                       --------   ---------   ---------   ----------
   Ending units ....................................     84,647      92,656     190,594      206,416
                                                       ========   =========   =========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,Continued
Years Ended December 31, 2002 and 2001

                                                               CSLCapV                  DryMidCapIx
                                                       -----------------------   -----------------------
Investment activity:                                      2002         2001         2002         2001
                                                       -----------   ---------   ----------   ----------
   Net investment income (loss).....................   $    15,840      (5,391)      65,809       54,108
   Realized gain (loss) on investments..............      (187,629)     33,836     (468,952)    (614,375)
   Change in unrealized gain (loss)
      on investments................................      (413,957)    (66,654)  (5,175,301)     601,633
   Reinvested capital gains.........................            --          --      243,793      145,893
                                                       -----------   ---------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........      (585,746)    (38,209)  (5,334,651)     187,259
                                                       -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................       436,621     479,149    7,501,528    4,313,632
   Transfers between funds..........................    (1,251,071)    819,215   12,585,211    7,424,370
   Surrenders (note 6)..............................      (213,288)    (30,177)  (1,410,219)    (158,510)
   Death benefits (note 4)..........................        (7,975)         --      (30,435)     (19,824)
   Policy loans (net of repayments) (note 5)........         2,593     (11,554)     (99,081)     (45,778)
   Deductions for surrender charges (note 2d).......       (14,092)     (2,283)     (93,171)     (11,994)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................      (154,556)   (170,041)  (1,703,300)    (922,352)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................        (5,457)     (5,847)     (49,277)     (26,787)
      MSP contracts.................................          (500)       (626)      (1,585)      (1,036)
      SL contracts..................................          (727)       (781)     (17,307)      (7,302)
                                                       -----------   ---------   ----------   ----------
         Net equity transactions....................    (1,208,452)  1,077,055   16,682,364   10,544,419
                                                       -----------   ---------   ----------   ----------

Net change in contract owners' equity...............    (1,794,198)  1,038,846   11,347,713   10,731,678
Contract owners' equity beginning
   of period........................................     3,473,380   2,434,534   17,437,758    6,706,080
                                                       -----------   ---------   ----------   ----------
Contract owners' equity end of period...............   $ 1,679,182   3,473,380   28,785,471   17,437,758
                                                       ===========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..................................       285,384     200,517    1,199,159      447,279
                                                       -----------   ---------   ----------   ----------
   Units purchased..................................        47,298     104,429    1,402,464      842,197
   Units redeemed...................................      (157,602)    (19,562)    (236,318)     (90,317)
                                                       -----------   ---------   ----------   ----------
   Ending units.....................................       175,080     285,384    2,365,305    1,199,159
                                                       ===========   =========   ==========   ==========

                                                              DryEuroEq          DryMidCapStk
                                                       ----------------------   -------------
Investment activity:                                      2002        2001       2002    2001
                                                       ----------   ---------   ------   ----
   Net investment income (loss).....................       (1,189)      9,312       76     --
   Realized gain (loss) on investments..............     (240,858)   (524,850)      --     --
   Change in unrealized gain (loss)
      on investments................................      (17,058)    (19,212)    (427)    --
   Reinvested capital gains.........................           --          --       --     --
                                                       ----------   ---------   ------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations...........     (259,105)   (534,750)    (351)    --
                                                       ----------   ---------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................      376,786   1,122,135       --     --
   Transfers between funds..........................   (1,581,576)   (279,014)  28,932     --
   Surrenders (note 6)..............................      (26,144)    (37,778)      --     --
   Death benefits (note 4)..........................       (3,280)     (1,076)      --     --
   Policy loans (net of repayments) (note 5)........         (402)       (528)      --     --
   Deductions for surrender charges (note 2d).......       (1,727)     (2,858)      --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................      (84,449)   (135,716)    (255)    --
   Asset charges (note 3):
      FPVUL & VEL contracts.........................       (2,576)     (3,369)      --     --
      MSP contracts.................................          (82)       (341)      --     --
      SL contracts..................................         (527)       (655)      --     --
                                                       ----------   ---------   ------    ---
         Net equity transactions....................   (1,323,977)    660,800   28,677     --
                                                       ----------   ---------   ------    ---

Net change in contract owners' equity...............   (1,583,082)    126,050   28,326     --
Contract owners' equity beginning
   of period........................................    1,585,069   1,459,019       --     --
                                                       ----------   ---------   ------    ---
Contract owners' equity end of period...............        1,987   1,585,069   28,326     --
                                                       ==========   =========   ======    ===

CHANGES IN UNITS:
   Beginning units..................................      174,397     115,223       --     --
                                                       ----------   ---------   ------    ---
   Units purchased..................................       58,103     113,434    2,842     --
   Units redeemed...................................     (232,218)    (54,260)      --     --
                                                       ----------   ---------   ------    ---
   Ending units.....................................          282     174,397    2,842     --
                                                       ==========   =========   ======    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 DrySmCapIxS             DrySRGro
                                              -----------------   -----------------------
Investment activity:                             2002      2001      2002         2001
                                              ----------   ----   ----------   ----------
   Net investment income (loss)............   $    3,092     --       20,637       (3,669)
   Realized gain (loss) on investments.....        9,527     --   (4,044,827)  (1,322,306)
   Change in unrealized gain (loss)
      on investments.......................      (20,037)    --   (2,065,356)  (3,298,528)
   Reinvested capital gains................           --     --           --           --
                                              ----------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................       (7,418)    --   (6,089,546)  (4,624,503)
                                              ----------    ---   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).............      365,357     --    5,506,507   10,416,978
   Transfers between funds.................    2,178,207     --   (2,145,908)   1,388,663
   Surrenders (note 6).....................      (35,945)    --     (934,968)    (464,880)
   Death benefits (note 4).................       (4,196)    --      (47,141)     (77,433)
   Policy loans (net of repayments)
      (note 5).............................       (1,436)    --   (1,025,096)    (183,269)
   Deductions for surrender charges
      (note 2d)                                   (2,375)    --      (61,772)     (35,176)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)....................      (27,049)    --   (1,889,457)  (2,070,697)
   Asset charges (note 3):
      FPVUL & VEL contracts................         (633)    --      (55,265)     (60,803)
      MSP contracts........................           --     --       (2,737)      (3,920)
      SL contracts.........................          (63)    --       (5,603)      (5,979)
                                              ----------    ---   ----------   ----------
         Net equity transactions...........    2,471,867     --     (661,440)   8,903,484
                                              ----------    ---   ----------   ----------
Net change in contract owners' equity......    2,464,449     --   (6,750,986)   4,278,981
Contract owners' equity beginning
   of period...............................           --     --   20,765,389   16,486,408
                                              ----------    ---   ----------   ----------
Contract owners' equity end of period......   $2,464,449     --   14,014,403   20,765,389
                                              ==========    ===   ==========   ==========
CHANGES IN UNITS:
   Beginning units.........................           --     --    1,904,741    1,132,559
                                              ----------    ---   ----------   ----------
   Units purchased.........................      325,576     --      642,801    1,120,486
   Units redeemed..........................       (4,355)    --     (761,598)    (348,304)
                                              ----------    ---   ----------   ----------
   Ending units............................      321,221     --    1,785,944    1,904,741
                                              ==========    ===   ==========   ==========

                                                      DryStkIx                   DryVIFApp
                                              -------------------------   -----------------------
Investment activity:                             2002          2001          2002         2001
                                              -----------   -----------   ----------   ----------
   Net investment income (loss)............     3,050,358     2,225,892      335,056      221,754
   Realized gain (loss) on investments.....   (18,599,138)  (13,853,031)  (2,871,136)  (1,084,787)
   Change in unrealized gain (loss)
      on investments.......................   (50,888,412)  (22,871,757)  (4,395,323)  (1,683,766)
   Reinvested capital gains................            --     1,239,287           --           --
                                              -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................   (66,437,192)  (33,259,609)  (6,931,403)  (2,546,799)
                                              -----------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).............    67,681,915    78,670,945    7,333,979    9,000,607
   Transfers between funds.................    51,084,841   (16,553,579)   2,497,836   (1,111,989)
   Surrenders (note 6).....................   (10,065,375)   (9,057,375)  (1,827,641)    (763,458)
   Death benefits (note 4).................      (424,395)     (767,254)     (91,596)     (96,423)
   Policy loans (net of repayments)
      (note 5).............................    (9,366,566)   (1,107,133)     (52,117)    (105,753)
   Deductions for surrender charges
      (note 2d)                                  (665,001)     (685,340)    (120,749)     (57,768)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)....................   (14,484,498)  (12,949,074)  (1,963,359)  (1,733,024)
   Asset charges (note 3):
      FPVUL & VEL contracts................      (369,254)     (346,249)     (51,569)     (43,557)
      MSP contracts........................       (20,608)      (32,180)      (1,413)      (1,513)
      SL contracts.........................      (119,742)      (71,257)      (9,323)      (7,972)
                                              -----------   -----------   ----------   ----------
         Net equity transactions...........    83,251,317    37,101,504    5,714,048    5,079,150
                                              -----------   -----------   ----------   ----------
Net change in contract owners' equity......    16,814,125     3,841,895   (1,217,355)   2,532,351
Contract owners' equity beginning
   of period...............................   235,803,734   231,961,839   34,810,769   32,278,418
                                              -----------   -----------   ----------   ----------
Contract owners' equity end of period......   252,617,859   235,803,734   33,593,414   34,810,769
                                              ===========   ===========   ==========   ==========
CHANGES IN UNITS:
   Beginning units.........................    21,289,393    18,907,653    3,024,640    2,588,042
                                              -----------   -----------   ----------   ----------
   Units purchased.........................    12,329,234     8,863,550    1,039,749    1,042,009
   Units redeemed..........................    (4,106,582)   (6,481,810)    (529,454)    (605,411)
                                              -----------   -----------   ----------   ----------
   Ending units............................    29,512,045    21,289,393    3,534,935    3,024,640
                                              ===========   ===========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          DryIntVal            FGVITHiInc
                                                       ---------------   -----------------------
Investment activity:                                     2002     2001      2002         2001
                                                       --------   ----   ----------   ----------
   Net investment income (loss).....................   $    477     --    1,319,940    1,396,651
   Realized gain (loss) on investments..............      4,559     --     (611,288)  (2,597,008)
   Change in unrealized gain (loss)
      on investments................................      1,445     --     (400,507)   1,237,276
   Reinvested capital gains.........................         --     --           --           --
                                                       --------    ---   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........      6,481     --      308,145       36,919
                                                       --------    ---   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................        566     --    3,126,075    1,942,949
   Transfers between funds..........................    283,331     --    5,754,546   (6,906,064)
   Surrenders (note 6)..............................         --     --     (754,952)    (202,910)
   Death benefits (note 4)..........................         --     --      (51,018)     (30,268)
   Policy loans (net of repayments) (note 5)........         --     --      (91,632)     (23,836)
   Deductions for surrender charges (note 2d).......         --     --      (49,878)     (15,354)
   Redemptions to pay cost of insurance
      charges and administrative charge
      (notes 2b and 2c).............................       (261)    --     (898,909)    (477,273)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................         --     --      (24,697)     (10,073)
      MSP contracts.................................         --     --       (1,031)        (800)
      SL contracts..................................         --     --       (5,326)      (2,394)
                                                       --------    ---   ----------   ----------
         Net equity transactions....................    283,636     --    7,003,178   (5,726,023)
                                                       --------    ---   ----------   ----------

Net change in contract owners' equity...............    290,117     --    7,311,323   (5,689,104)
Contract owners' equity beginning
   of period........................................         --     --    9,673,974   15,363,078
                                                       --------    ---   ----------   ----------
Contract owners' equity end of period...............   $290,117     --   16,985,297    9,673,974
                                                       ========    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units..................................         --     --      972,675    1,660,401
                                                       --------    ---   ----------   ----------
   Units purchased..................................     30,778     --      903,714      435,364
   Units redeemed...................................        (27)    --     (229,584)  (1,123,090)
                                                       --------    ---   ----------   ----------
   Ending units.....................................     30,751     --    1,646,805      972,675
                                                       ========    ===   ==========   ==========

                                                              FedQualBd                   FidVIPEIS
                                                       ------------------------   ------------------------
Investment activity:                                      2002          2001         2002          2001
                                                       ----------   -----------   -----------   ----------
   Net investment income (loss).....................    1,853,326     1,359,733       808,915      411,117
   Realized gain (loss) on investments..............    1,131,663     5,098,570    (1,883,970)    (701,218)
   Change in unrealized gain (loss)
      on investments................................    2,669,302    (1,493,674)  (12,798,194)  (3,016,312)
   Reinvested capital gains.........................      749,114       147,643     1,313,313    1,383,058
                                                       ----------   -----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........    6,403,405     5,112,272   (12,559,936)  (1,923,355)
                                                       ----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................   18,658,214    10,012,591    15,445,210   13,788,407
   Transfers between funds..........................   10,101,606   (18,061,162)   21,606,404   18,394,027
   Surrenders (note 6)..............................   (1,325,764)     (161,111)   (5,446,667)    (792,454)
   Death benefits (note 4)..........................     (195,925)      (55,447)      (67,369)    (202,403)
   Policy loans (net of repayments) (note 5)........     (134,139)      (30,969)   (1,211,131)    (163,750)
   Deductions for surrender charges (note 2d).......      (87,591)      (12,191)     (359,851)     (59,962)
   Redemptions to pay cost of insurance
      charges and administrative charge
      (notes 2b and 2c).............................   (3,033,302)   (1,846,772)   (4,338,313)  (3,127,024)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................      (52,873)      (21,564)     (127,852)     (99,874)
      MSP contracts.................................       (2,037)       (1,043)       (7,340)      (7,057)
      SL contracts..................................      (29,757)       (2,164)      (16,311)     (11,473)
                                                       ----------   -----------   -----------   ----------
         Net equity transactions....................   23,898,432   (10,179,832)   25,476,780   27,718,437
                                                       ----------   -----------   -----------   ----------

Net change in contract owners' equity...............   30,301,837    (5,067,560)   12,916,844   25,795,082
Contract owners' equity beginning
   of period........................................   47,341,920    52,409,480    54,407,435   28,612,353
                                                       ----------   -----------   -----------   ----------
Contract owners' equity end of period...............   77,643,757    47,341,920    67,324,279   54,407,435
                                                       ==========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units..................................    4,041,811     4,818,737     4,738,152    2,297,584
                                                       ----------   -----------   -----------   ----------
   Units purchased..................................    2,687,269     2,378,798     3,762,318    2,813,226
   Units redeemed...................................     (653,806)   (3,155,724)   (1,337,764)    (372,658)
                                                       ----------   -----------   -----------   ----------
   Ending units.....................................    6,075,274     4,041,811     7,162,706    4,738,152
                                                       ==========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                               FidVIPGrS                   FidVIPHIS
                                                       --------------------------   -----------------------
Investment activity:                                       2002           2001         2002         2001
                                                       ------------   -----------   ----------   ----------
   Net investment income (loss).....................   $     (1,878)     (138,980)   1,636,877    1,945,684
   Realized gain (loss) on investments..............    (14,458,908)  (13,354,389)  (2,397,044)  (5,088,408)
   Change in unrealized gain (loss)
      on investments................................    (16,486,471)  (10,987,478)   1,427,374      462,487
   Reinvested capital gains.........................             --     6,737,804           --           --
                                                       ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........    (30,947,257)  (17,743,043)     667,207   (2,680,237)
                                                       ------------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................     21,391,751    40,138,736    2,844,820    5,988,955
   Transfers between funds..........................     (2,032,736)   (7,406,015)   3,345,708    1,708,086
   Surrenders (note 6)..............................     (5,206,212)   (5,421,805)    (887,461)  (2,262,302)
   Death benefits (note 4)..........................       (119,489)      (85,131)     (36,601)     (23,795)
   Policy loans (net of repayments) (note 5)........       (281,790)     (455,745)     (30,274)     (66,288)
   Deductions for surrender charges (note 2d).......       (343,965)     (410,249)     (58,633)    (171,180)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................     (7,134,458)   (7,373,061)  (1,052,089)    (963,420)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................       (199,244)     (212,959)     (29,561)     (24,816)
      MSP contracts.................................         (9,408)      (13,536)      (1,976)      (2,294)
      SL contracts..................................        (26,704)      (27,391)      (4,445)      (4,741)
                                                       ------------   -----------   ----------   ----------
         Net equity transactions ...................      6,037,745    18,732,844    4,089,488    4,178,205
                                                       ------------   -----------   ----------   ----------

Net change in contract owners' equity...............    (24,909,512)      989,801    4,756,695    1,497,968
Contract owners' equity beginning
   of period........................................    100,526,204    99,536,403   15,693,391   14,195,423
                                                       ------------   -----------   ----------   ----------
Contract owners' equity end of period...............   $ 75,616,692   100,526,204   20,450,086   15,693,391
                                                       ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..................................      8,121,573     6,561,226    2,276,487    1,807,889
                                                       ------------   -----------   ----------   ----------
   Units purchased..................................      2,555,633     3,919,641      918,322    1,016,232
   Units redeemed...................................     (2,066,180)   (2,359,294)    (329,950)    (547,634)
                                                       ------------   -----------   ----------   ----------
   Ending units.....................................      8,611,026     8,121,573    2,864,859    2,276,487
                                                       ============   ===========   ==========   ==========

                                                               FidVIPOvS                  FidVIPConS
                                                       ------------------------   -----------------------
Investment activity:                                      2002         2001          2002         2001
                                                       ----------   -----------   ----------   ----------
   Net investment income (loss).....................       85,746     1,160,435      316,174      257,436
   Realized gain (loss) on investments..............   (3,204,525)  (12,490,138)  (3,079,747)  (5,093,795)
   Change in unrealized gain (loss)
      on investments................................   (1,355,909)    3,190,822   (3,098,925)  (3,013,382)
   Reinvested capital gains.........................           --     1,957,820           --    1,230,579
                                                       ----------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........   (4,474,688)   (6,181,061)  (5,862,498)  (6,619,162)
                                                       ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................    6,087,719    10,190,419   12,974,474   15,319,963
   Transfers between funds..........................    3,102,344      (546,602)   5,512,356    3,681,440
   Surrenders (note 6)..............................   (1,715,388)   (5,250,024)  (3,283,106)    (995,784)
   Death benefits (note 4)..........................      (84,623)      (56,878)     (94,985)     (90,406)
   Policy loans (net of repayments) (note 5)........      (65,632)      (64,044)    (357,278)    (394,100)
   Deductions for surrender charges (note 2d).......     (113,332)     (397,251)    (216,909)     (75,347)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c).............................   (1,288,792)   (1,432,362)  (5,078,266)  (4,535,549)
   Asset charges (note 3):
      FPVUL & VEL contracts.........................      (33,794)      (33,180)    (168,005)    (150,018)
      MSP contracts.................................       (1,350)       (1,604)      (4,677)      (5,104)
      SL contracts..................................      (11,416)       (6,274)     (21,552)     (18,408)
                                                       ----------   -----------   ----------   ----------
         Net equity transactions....................    5,875,736     2,402,200    9,262,052   12,736,687
                                                       ----------   -----------   ----------   ----------

Net change in contract owners' equity...............    1,401,048    (3,778,861)   3,399,554    6,117,525
Contract owners' equity beginning
   of period........................................   20,544,702    24,323,563   53,489,472   47,371,947
                                                       ----------   -----------   ----------   ----------
Contract owners' equity end of period...............   21,945,750    20,544,702   56,889,026   53,489,472
                                                       ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units..................................    2,228,941     2,097,033    4,263,966    3,295,764
                                                       ----------   -----------   ----------   ----------
   Units purchased..................................    1,180,046     1,124,267    1,552,123    1,623,710
   Units redeemed...................................     (408,341)     (992,359)    (794,609)    (655,508)
                                                       ----------   -----------   ----------   ----------
   Ending units.....................................    3,000,646     2,228,941    5,021,480    4,263,966
                                                       ==========   ===========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           FidVIPGrOpS          FidVIPValStS
                                                    ------------------------   --------------
Investment activity:                                    2002         2001        2002    2001
                                                    -----------   ----------   -------   ----
   Net investment income (loss)..................   $   106,996       17,074        (2)    --
   Realized gain (loss) on investments...........    (2,686,961)  (1,796,023)  (11,066)    --
   Change in unrealized gain (loss)
      on investments.............................    (1,001,774)    (394,636)   (7,233)    --
   Reinvested capital gains......................            --           --        --     --
                                                    -----------   ----------   -------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations........    (3,581,739)  (2,173,585)  (18,301)    --
                                                    -----------   ----------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6)...................     3,341,705    4,061,107    25,882     --
   Transfers between funds.......................    (1,216,783)     600,250   162,479     --
   Surrenders (note 6)...........................      (695,078)    (236,679)   (5,409)    --
   Death benefits (note 4).......................       (45,894)     (18,957)       --     --
   Policy loans (net of repayments) (note 5).....       (71,207)    (102,112)   (2,006)    --
   Deductions for surrender charges (note 2d)           (45,922)     (17,909)     (357)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..........................    (1,246,242)  (1,325,485)   (8,123)    --
   Asset charges (note 3):
      FPVUL & VEL contracts......................       (39,712)     (41,292)     (263)    --
      MSP contracts..............................        (2,127)      (2,602)       (7)    --
      SL contracts...............................        (5,381)      (4,804)      (15)    --
                                                    -----------   ----------   -------    ---
         Net equity transactions.................       (26,641)   2,911,517   172,181     --
                                                    -----------   ----------   -------    ---

Net change in contract owners' equity............    (3,608,380)     737,932   153,880     --
Contract owners' equity beginning
   of period.....................................    14,897,225   14,159,293        --     --
                                                    -----------   ----------   -------    ---
Contract owners' equity end of period............   $11,288,845   14,897,225   153,880     --
                                                    ===========   ==========   =======    ===
CHANGES IN UNITS:
   Beginning units...............................     1,683,078    1,359,801        --     --
                                                    -----------   ----------   -------    ---
   Units purchased...............................       451,771      601,865    22,001     --
   Units redeemed................................      (510,259)    (278,588)   (1,507)    --
                                                    -----------   ----------   -------    ---
   Ending units..................................     1,624,590    1,683,078    20,494     --
                                                    ===========   ==========   =======    ===

                                                        FTVIPFS          GVITEmMrkts
                                                    --------------   ---------------------
Investment activity:                                  2002    2001     2002       2001
                                                    -------   ----   ---------   ---------
   Net investment income (loss)..................       (66)    --       2,178       1,212
   Realized gain (loss) on investments...........     3,784     --    (208,680)     40,116
   Change in unrealized gain (loss)
      on investments.............................     1,036     --     (69,648)     31,257
   Reinvested capital gains......................        --     --          --          --
                                                    -------    ---   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations........     4,754     --    (276,150)     72,585
                                                    -------    ---   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)...................         7     --     358,607      86,450
   Transfers between funds.......................   135,238     --     449,980     886,606
   Surrenders (note 6)...........................        --     --     (91,560)        (24)
   Death benefits (note 4).......................        --     --         (32)       (173)
   Policy loans (net of repayments) (note 5).....        --     --     (12,764)     (3,481)
   Deductions for surrender charges (note 2d)            --     --      (6,049)         (2)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..........................      (570)    --    (121,146)    (29,062)
   Asset charges (note 3):
      FPVUL & VEL contracts......................        --     --      (3,530)       (892)
      MSP contracts..............................        --     --         (22)       (431)
      SL contracts...............................        --     --        (882)       (201)
                                                    -------    ---   ---------   ---------
         Net equity transactions.................   134,675     --     572,602     938,790
                                                    -------    ---   ---------   ---------

Net change in contract owners' equity............   139,429     --     296,452   1,011,375
Contract owners' equity beginning
   of period.....................................        --     --   1,032,206      20,831
                                                    -------    ---   ---------   ---------
Contract owners' equity end of period............   139,429     --   1,328,658   1,032,206
                                                    =======    ===   =========   =========
CHANGES IN UNITS:
   Beginning units...............................        --     --     124,968       2,391
                                                    -------    ---   ---------   ---------
   Units purchased...............................    14,776     --     110,858     126,952
   Units redeemed................................       (59)    --     (45,929)     (4,375)
                                                    -------    ---   ---------   ---------
   Ending units..................................    14,717     --     189,897     124,968
                                                    =======    ===   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       GVITGIFin        GVITGIHlth           GVITGITech          GVITGlUtl
                                                    ---------------   --------------   ---------------------   -------------
Investment activity:                                  2002     2001     2002    2001      2002        2001      2002    2001
                                                    --------   ----   -------   ----   ---------   ---------   ------   ----
   Net investment income (loss) .................   $     12     --        (3)    --       7,699        (251)     210     --
   Realized gain (loss) on investments ..........      1,459     --    (9,448)    --    (557,839)   (486,708)   1,070     --
   Change in unrealized gain (loss)
      on investments ............................     (2,770)    --    (4,801)    --    (182,901)    108,169    3,459     --
   Reinvested capital gains .....................         --     --        --     --          --          --       --     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (1,299)    --   (14,252)    --    (733,041)   (378,790)   4,739     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     11,120     --    38,058     --     424,481     308,149    1,181     --
   Transfers between funds ......................    128,508     --   200,673     --     551,212     822,431   90,509     --
   Surrenders (note 6) ..........................       (676)    --      (958)    --     (51,241)     (6,202)     (58)    --
   Death benefits (note 4) ......................         --     --        --     --         (77)       (158)      --     --
   Policy loans (net of repayments) (note 5) ....         52     --       729     --      (6,795)     (6,402)      --     --
   Deductions for surrender charges (note 2d) ...        (45)    --       (63)    --      (3,385)       (469)      --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (1,871)    --   (15,552)    --    (126,953)   (101,924)  (1,572)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (61)    --      (583)    --      (3,768)     (3,053)      --     --
      MSP contracts .............................         --     --        (3)    --        (104)       (190)      --     --
      SL contracts ..............................         (9)    --       (94)    --        (391)       (128)      --     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---
         Net equity transactions ................    137,018     --   222,207     --     782,979   1,012,054   90,060     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---

Net change in contract owners' equity ...........    135,719     --   207,955     --      49,938     633,264   94,799     --
Contract owners' equity beginning
   of period ....................................         --     --        --     --   1,183,866     550,602       --     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---
Contract owners' equity end of period ...........   $135,719     --   207,955     --   1,233,804   1,183,866   94,799     --
                                                    ========    ===   =======    ===   =========   =========   ======    ===

CHANGES IN UNITS:
   Beginning units ..............................         --     --        --     --     343,645      91,498       --     --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---
   Units purchased ..............................     15,968     --    26,970     --     395,082     293,293   11,104     --
   Units redeemed ...............................       (302)    --    (2,035)    --    (112,480)    (41,146)    (181)    --
                                                    --------    ---   -------    ---   ---------   ---------   ------    ---
   Ending units .................................     15,666     --    24,935     --     626,247     343,645   10,923     --
                                                    ========    ===   =======    ===   =========   =========   ======    ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                             GVITGvtBd                  GVITGrowth
                                                    --------------------------   -----------------------
                                                        2002           2001         2002         2001
Investment activity:                                ------------   -----------   ----------   ----------
   Net investment income (loss) .................   $  7,334,221     4,469,213       (5,466)      (7,359)
   Realized gain (loss) on investments ..........      2,614,575       944,656   (3,214,096)  (9,049,823)
   Change in unrealized gain (loss)
      on investments ............................      5,859,046      (196,849)  (1,401,337)   3,255,014
   Reinvested capital gains .....................      1,687,818       158,118           --           --
                                                    ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     17,495,660     5,375,138   (4,620,899)  (5,802,168)
                                                    ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     37,748,208    30,655,820    4,421,369    5,717,712
   Transfers between funds ......................     62,139,131    37,359,271     (473,530)  (3,464,155)
   Surrenders (note 6) ..........................    (10,847,917)     (323,902)    (740,519)    (662,031)
   Death benefits (note 4) ......................       (278,238)     (241,226)     (30,389)     (35,835)
   Policy loans (net of repayments) (note 5) ....     (2,010,932)     (304,285)     (36,609)    (121,485)
   Deductions for surrender charges (note 2d) ...       (716,702)      (24,509)     (48,925)     (50,094)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (6,195,100)   (3,143,662)  (1,770,278)  (1,928,000)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (98,377)      (46,681)     (53,371)     (59,480)
      MSP contracts .............................        (17,572)      (11,073)      (2,888)      (3,712)
      SL contracts ..............................        (38,718)       (6,758)      (5,006)      (5,083)
                                                    ------------   -----------   ----------   ----------
         Net equity transactions ................     79,683,783    63,912,995    1,259,854     (612,163)
                                                    ------------   -----------   ----------   ----------

Net change in contract owners' equity ...........     97,179,443    69,288,133   (3,361,045)  (6,414,331)
Contract owners' equity beginning
   of period ....................................    119,060,794    49,772,661   15,309,472   21,723,803
                                                    ------------   -----------   ----------   ----------
Contract owners'equity end of period ............   $216,240,237   119,060,794   11,948,427   15,309,472
                                                    ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      9,568,683     4,270,820    2,226,501    2,348,405
                                                    ------------   -----------   ----------   ----------
   Units purchased ..............................      8,719,423     5,632,298      893,891      868,642
   Units redeemed ...............................     (2,455,745)     (334,435)    (682,867)    (990,546)
                                                    ------------   -----------   ----------   ----------
   Ending units .................................     15,832,361     9,568,683    2,437,525    2,226,501
                                                    ============   ===========   ==========   ==========

                                                         GVITIDAgg         GVITIDCon
                                                    ----------------   ----------------
                                                      2002      2001     2002      2001
Investment activity:                                ---------   ----   ---------   ----
   Net investment income (loss) .................       5,823     --      22,434     --
   Realized gain (loss) on investments ..........     (68,431)    --      (2,457)    --
   Change in unrealized gain (loss)
      on investments ............................      (6,754)    --      (7,246)    --
   Reinvested capital gains .....................          48     --       1,006     --
                                                    ---------    ---   ---------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (69,314)    --      13,737     --
                                                    ---------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     356,263     --     146,738     --
   Transfers between funds ......................   1,165,432     --   2,009,387     --
   Surrenders (note 6) ..........................      (4,027)    --     (11,026)    --
   Death benefits (note 4) ......................          --     --         (30)    --
   Policy loans (net of repayments) (note 5) ....         955     --          --     --
   Deductions for surrender charges (note 2d)            (266)    --        (729)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (85,654)    --     (52,942)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (2,163)    --      (1,611)    --
      MSP contracts .............................          --     --        (192)    --
      SL contracts ..............................        (355)    --        (362)    --
                                                    ---------    ---   ---------    ---
         Net equity transactions ................   1,430,185     --   2,089,233     --
                                                    ---------    ---   ---------    ---

Net change in contract owners' equity ...........   1,360,871     --   2,102,970     --
Contract owners' equity beginning
   of period ....................................          --     --          --     --
                                                    ---------    ---   ---------    ---
Contract owners'equity end of period ............   1,360,871     --   2,102,970     --
                                                    =========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ..............................          --     --          --     --
                                                    ---------    ---   ---------    ---
   Units purchased ..............................     174,703     --     216,022     --
   Units redeemed ...............................     (11,346)    --      (6,755)    --
                                                    ---------    ---   ---------    ---
   Ending units .................................     163,357     --     209,267     --
                                                    =========    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       GVITIDMod            GVITIDModAgg
                                                   ------------------   -----------------
Investment activity:                                  2002       2001      2002      2001
                                                   -----------   ----   ---------   -----
   Net investment income (loss) ................   $    29,855     --      17,703      --
   Realized gain (loss) on investments .........       (75,739)    --     (55,749)     --
   Change in unrealized gain (loss)
      on investments ...........................       (11,572)    --     (64,260)     --
   Reinvested capital gains ....................         2,904     --       5,036      --
                                                   -----------    ---   ---------     ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................       (54,552)    --     (97,270)     --
                                                   -----------    ---   ---------     ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       720,599     --     700,167      --
   Transfers between funds .....................     3,358,083     --   3,021,509      --
   Surrenders (note 6) .........................      (136,681)    --      (4,601)     --
   Death benefits (note 4) .....................            --     --          --      --
   Policy loans (net of repayments)(note 5).....         9,644     --        (413)     --
   Deductions for surrender charges (note 2d)...        (9,030)    --        (304)     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ........................      (159,369)    --    (166,058)     --
   Asset charges (note 3):
      FPVUL & VEL contracts ....................        (5,365)    --      (3,730)     --
      MSP contracts ............................          (304)    --        (611)     --
      SL contracts .............................          (277)    --        (513)     --
                                                   -----------    ---   ---------     ---
         Net equity transactions ...............     3,777,300     --   3,545,446      --
                                                   -----------    ---   ---------     ---
Net change in contract owners' equity ..........     3,722,748     --   3,448,176      --
Contract owners' equity beginning
   of period ...................................            --     --          --      --
                                                   -----------    ---   ---------     ---
Contract owners' equity end of period ..........   $ 3,722,748     --   3,448,176      --
                                                   ===========    ===   =========     ===
CHANGES IN UNITS:
   Beginning units .............................            --     --          --      --
                                                   -----------    ---   ---------     ---
   Units purchased .............................       435,189     --     432,613      --
   Units redeemed ..............................       (27,863)    --     (35,649)     --
                                                   -----------    ---   ---------     ---
   Ending units ................................       407,326     --     396,964      --
                                                   ===========    ===   =========     ===

                                                     GVITIDModCon           GVITIntGro
                                                   ----------------   -----------------
Investment activity:                                 2002      2001     2002       2001
                                                   ---------   ----   -------   -------
   Net investment income (loss) ................      38,686     --      (581)      117
   Realized gain (loss) on investments .........     (16,140)    --    79,857   (31,454)
   Change in unrealized gain (loss)
      on investments ...........................     (16,778)    --    (2,225)    2,021
   Reinvested capital gains ....................       4,544     --        --        --
                                                   ---------    ---   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      10,312     --    77,051   (29,316)
                                                   ---------    ---   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     630,127     --   171,780   102,832
   Transfers between funds .....................   3,553,672     --   158,443   198,272
   Surrenders (note 6) .........................      (2,690)    --    (6,347)     (772)
Death benefits (note 4) ........................          --     --        (5)       --
   Policy loans (net of repayments)(note 5).....     (16,299)    --      (794)     (243)
   Deductions for surrender charges (note 2d)...        (178)    --      (419)      (58)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ........................     (84,043)    --   (37,594)  (12,270)
   Asset charges (note 3):
      FPVUL & VEL contracts ....................      (2,422)    --    (1,162)     (369)
      MSP contracts ............................        (398)    --        (3)     (110)
      SL contracts .............................      (1,515)    --      (139)      (28)
                                                   ---------    ---   -------   -------
         Net equity transactions ...............   4,076,254     --   283,760   287,254
                                                   ---------    ---   -------   -------

Net change in contract owners' equity ..........   4,086,566     --   360,811   257,938
Contract owners' equity beginning
   of period ...................................          --     --   282,885    24,947
                                                   ---------    ---   -------   -------
Contract owners' equity end of period ..........   4,086,566     --   643,696   282,885
                                                   =========    ===   =======   =======
CHANGES IN UNITS:
   Beginning units .............................          --     --    42,921     2,697
                                                   ---------    ---   -------   -------
   Units purchased .............................     435,080     --    94,147    42,203
   Units redeemed ..............................     (11,251)    --    (8,163)   (1,979)
                                                   ---------    ---   -------   -------
   Ending units ................................     423,829     --   128,905    42,921
                                                   =========    ===   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                GVITMyMkt                 GVITMyMkt5
                                                       ----------------------------   ------------------
Investment activity:                                       2002           2001           2002       2001
                                                       -------------   ------------   -----------   ----
   Net investment income (loss) ....................   $   4,741,967     10,904,762       281,257     --
   Realized gain (loss) on investments .............              --             --            --     --
   Change in unrealized gain (loss)
      on investments ...............................              --             --            --     --
   Reinvested capital gains ........................              --             --            --     --
                                                       -------------   ------------   -----------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........       4,741,967     10,904,762       281,257     --
                                                       -------------   ------------   -----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     371,129,756    535,199,396     7,651,281     --
   Transfers between funds .........................    (549,682,062)  (253,501,490)  256,347,770     --
   Surrenders (note 6) .............................     (36,721,805)    (5,384,696)      (15,658)    --
   Death benefits (note 4) .........................        (256,848)      (581,176)           --     --
   Policy loans (net of repayments) (note 5) .......      (9,505,772)    (2,986,273)       73,925     --
   Deductions for surrender charges (note 2d) ......      (2,426,141)      (407,441)       (1,035)    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (22,470,239)   (19,115,629)     (783,607)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................        (473,013)      (375,913)           --     --
      MSP contracts ................................         (28,941)       (32,277)           --     --
      SL contracts .................................         (99,128)       (75,622)           --     --
                                                       -------------   ------------   -----------    ---
         Net equity transactions ...................    (250,534,193)   252,738,879   263,272,676     --
                                                       -------------   ------------   -----------    ---

Net change in contract owners' equity ..............    (245,792,226)   263,643,641   263,553,933     --
Contract owners' equity beginning
   of period .......................................     496,469,290    232,825,649            --     --
                                                       -------------   ------------   -----------    ---
Contract owners' equity end of period ..............   $ 250,677,064    496,469,290   263,553,933     --
                                                       =============   ============   ===========    ===

CHANGES IN UNITS:
   Beginning units .................................      42,392,789     20,561,523            --     --
                                                       -------------   ------------   -----------    ---
   Units purchased .................................      32,412,285     55,397,839    26,390,825     --
   Units redeemed ..................................     (53,926,919)   (33,566,573)      (80,587)    --
                                                       -------------   ------------   -----------    ---
   Ending units ....................................      20,878,155     42,392,789    26,310,238     --
                                                       =============   ============   ===========    ===

                                                          GVITLead          NWGVITStrVal
                                                       --------------   ---------------------
Investment activity:                                    2002     2001      2002        2001
                                                       -------   ----   ---------   ---------
   Net investment income (loss) ....................       754     --      (1,320)      6,897
   Realized gain (loss) on investments .............    (6,216)    --    (294,852)    (76,573)
   Change in unrealized gain (loss)
      on investments ...............................    (5,890)    --    (309,132)    (36,458)
   Reinvested capital gains ........................        --     --          --       2,958
                                                       -------    ---   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (11,352)    --    (605,304)   (103,176)
                                                       -------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................    10,364     --     180,856     240,722
   Transfers between funds .........................   136,036     --     145,080     813,847
   Surrenders (note 6) .............................      (837)    --    (125,218)    (16,502)
   Death benefits (note 4) .........................        --     --      (3,004)       (849)
   Policy loans (net of repayments) (note 5) .......       363     --     (23,933)    (10,094)
   Deductions for surrender charges (note 2d) ......       (55)    --      (8,273)     (1,249)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................    (5,842)    --     (93,712)    (93,260)
   Asset charges (note 3):
      FPVUL & VEL contracts ........................      (261)    --      (3,569)     (4,305)
      MSP contracts ................................        --     --        (456)       (547)
      SL contracts .................................       (15)    --        (512)       (441)
                                                       -------    ---   ---------   ---------
         Net equity transactions ...................   139,753     --      67,259     927,322
                                                       -------    ---   ---------   ---------

Net change in contract owners' equity ..............   128,401     --    (538,045)    824,146
Contract owners' equity beginning
   of period .......................................        --     --   2,052,897   1,228,751
                                                       -------    ---   ---------   ---------
Contract owners' equity end of period ..............   128,401     --   1,514,852   2,052,897
                                                       =======    ===   =========   =========

CHANGES IN UNITS:
   Beginning units .................................        --     --     205,945     117,590
                                                       -------    ---   ---------   ---------
   Units purchased .................................    15,901     --      53,753     102,821
   Units redeemed ..................................      (710)    --     (57,004)    (14,466)
                                                       -------    ---   ---------   ---------
   Ending units ....................................    15,191     --     202,694     205,945
                                                       =======    ===   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          GVITSmCapGr                GVITSmCapVal
                                                    ------------------------   ------------------------
Investment activity:                                    2002          2001         2002         2001
                                                    -----------   ----------   -----------   ----------
   Net investment income (loss) .................   $   (13,889)      (8,378)      (61,347)     (13,984)
   Realized gain (loss) on investments ..........    (4,145,599)  (1,956,983)   (2,200,894)    (194,062)
   Change in unrealized gain (loss)
      on investments ............................      (777,242)     709,961   (15,654,025)   2,708,437
   Reinvested capital gains .....................            --           --     1,237,982    2,816,706
                                                    -----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (4,936,730)  (1,255,400)  (16,678,284)   5,317,097
                                                    -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     3,355,003    3,598,455    14,008,388    9,016,474
   Transfers between funds ......................     4,195,392    3,410,637    12,145,585   15,412,364
   Surrenders (note 6) ..........................      (588,945)  (1,642,218)   (1,873,812)    (446,243)
   Death benefits (note 4) ......................       (11,194)     (10,089)      (91,415)     (64,080)
   Policy loans (net of repayments) (note 5) ....       (41,285)     (33,956)   (1,420,340)    (282,493)
   Deductions for surrender charges (note 2d) ...       (38,910)      (9,433)     (123,799)     (33,766)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      (909,598)    (661,890)   (3,198,085)  (2,011,182)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (26,549)     (19,997)      (99,851)     (69,206)
      MSP contracts .............................          (788)        (739)       (3,814)      (3,299)
      SL contracts ..............................        (5,754)      (2,320)      (16,116)      (8,441)
                                                    -----------   ----------   -----------   ----------
         Net equity transactions ................     5,927,372    4,628,450    19,326,741   21,510,128
                                                    -----------   ----------   -----------   ----------

Net change in contract owners' equity ...........       990,642    3,373,050     2,648,457   26,827,225
Contract owners' equity beginning
   of period ....................................    10,404,942    7,031,892    42,061,592   15,234,367
                                                    -----------   ----------   -----------   ----------
Contract owners' equity end of period ...........   $11,395,584   10,404,942    44,710,049   42,061,592
                                                    ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ..............................       680,832      409,600     2,432,336    1,106,081
                                                    -----------   ----------   -----------   ----------
   Units purchased ..............................       572,771      442,794     1,817,629    1,533,024
   Units redeemed ...............................      (134,097)    (171,562)     (598,879)    (206,769)
                                                    -----------   ----------   -----------   ----------
   Ending units .................................     1,119,506      680,832     3,651,086    2,432,336
                                                    ===========   ==========   ===========   ==========

                                                           GVITSmComp                  GVITTotRt
                                                    ------------------------   -------------------------
Investment activity:                                   2002          2001          2002         2001
                                                    -----------   ----------   -----------   -----------
   Net investment income (loss) .................      (103,701)     (19,885)    1,174,737       621,454
   Realized gain (loss) on investments ..........    (2,816,078)  (7,290,500)   (4,933,376)   (3,272,734)
   Change in unrealized gain (loss)
      on investments ............................    (7,122,789)   2,058,463   (23,481,195)   (5,934,402)
   Reinvested capital gains .....................            --           --            --     2,562,793
                                                    -----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   (10,042,568)  (5,251,922)  (27,239,834)   (6,022,889)
                                                    -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    15,407,863   12,159,420     9,319,075    10,122,071
   Transfers between funds ......................     5,296,956   (2,921,935)   58,351,114    89,693,120
   Surrenders (note 6) ..........................    (1,325,220)    (460,130)   (2,387,464)     (959,850)
   Death benefits (note 4) ......................      (116,858)     (66,716)      (89,802)      (59,593)
   Policy loans (net of repayments) (note 5) ....      (553,626)    (211,792)     (223,510)     (350,619)
   Deductions for surrender charges (note 2d) ...       (87,555)     (34,816)     (157,735)      (72,628)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (2,890,107)  (2,446,502)   (5,943,849)   (4,742,267)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (75,237)     (64,103)     (142,363)     (137,419)
      MSP contracts .............................        (3,007)      (2,960)      (11,053)      (12,489)
      SL contracts ..............................       (12,964)      (9,607)      (11,353)       (8,780)
                                                    -----------   ----------   -----------   -----------
         Net equity transactions ................    15,640,245    5,940,859    58,703,060    93,471,546
                                                    -----------   ----------   -----------   -----------

Net change in contract owners' equity ...........     5,597,677      688,937    31,463,226    87,448,657
Contract owners' equity beginning
   of period ....................................    43,707,056   43,018,119   120,541,130    33,092,473
                                                    -----------   ----------   -----------   -----------
Contract owners' equity end of period ...........    49,304,733   43,707,056   152,004,356   120,541,130
                                                    ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..............................     3,124,946    2,746,658    12,722,718     2,716,400
                                                    -----------   ----------   -----------   -----------
   Units purchased ..............................     1,680,058    1,637,808     8,036,058    10,688,339
   Units redeemed ...............................      (470,450)  (1,259,520)   (1,045,240)     (682,021)
                                                    -----------   ----------   -----------   -----------
   Ending units .................................     4,334,554    3,124,946    19,713,536    12,722,718
                                                    ===========   ==========   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          GVITUSGro             GVITWLead               GSMCV        GSVITMidCap
                                                       ---------------   ------------------------   -------------   -------------
Investment activity:                                     2002     2001       2002         2001       2002    2001    2002    2001
                                                       --------   ----   -----------   ----------   ------   ----   ------   ----
   Net investment income (loss) ....................   $     (9)    --       324,381      491,832       43     --       93     --
   Realized gain (loss) on investments .............     (4,467)    --    (8,263,222)  (1,223,769)    (472)    --      228     --
   Change in unrealized gain (loss)
      on investments ...............................    (38,689)    --     7,274,386   (4,809,630)     (20)    --      274     --
   Reinvested capital gains ........................         --     --            --           --      175     --       28     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    (43,165)    --      (664,455)  (5,541,567)    (274)    --      623     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................     29,652     --     6,826,596   12,723,229    7,983     --      175     --
   Transfers between funds .........................    421,915     --   (34,306,437)    (640,442)  (6,728)    --   71,979     --
   Surrenders (note 6) .............................         --     --      (103,946)    (907,039)      --     --       --     --
   Death benefits (note 4) .........................         --     --        (1,496)     (29,301)      --     --       --     --
   Policy loans (net of repayments) (note 5) .......        200     --       (31,594)     (44,008)      --     --       --     --
   Deductions for surrender charges (note 2d) ......         --     --        (6,868)     (68,633)      --     --       --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................     (6,430)    --      (442,197)    (608,881)    (981)    --       (3)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................       (242)    --       (10,930)     (11,299)      --     --       --     --
      MSP contracts ................................         (7)    --          (439)        (575)      --     --       --     --
      SL contracts .................................         (1)    --       (35,418)     (75,060)      --     --       --     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---
         Net equity transactions ...................    445,087     --   (28,112,729)  10,337,991      274     --   72,151     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---

Net change in contract owners' equity ..............    401,922     --   (28,777,184)   4,796,424       --     --   72,774     --
Contract owners' equity beginning
   of period .......................................         --     --    31,781,818   26,985,394       --     --       --     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---
Contract owners' equity end of period ..............   $401,922     --     3,004,634   31,781,818       --     --   72,774     --
                                                       ========    ===   ===========   ==========   ======    ===   ======    ===

CHANGES IN UNITS:
   Beginning units .................................         --     --     3,271,213    2,256,557       --     --       --     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---
   Units purchased .................................     49,630     --       759,503    1,327,934      810     --    7,368     --
   Units redeemed ..................................       (772)    --    (3,624,167)    (313,278)    (810)    --       --     --
                                                       --------    ---   -----------   ----------   ------    ---   ------    ---
   Ending units ....................................     48,858     --       406,549    3,271,213       --     --    7,368     --
                                                       ========    ===   ===========   ==========   ======    ===   ======    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            JPMorBal               JanBal
                                                    ------------------------   -------------
Investment activity:                                   2002          2001       2002    2001
                                                    -----------   ----------   ------   ----
   Net investment income (loss)..................   $   329,566      226,198      100     --
   Realized gain (loss) on investments...........      (517,550)    (290,026)    (253)    --
   Change in unrealized gain (loss)
      on investments.............................    (1,744,993)    (284,440)    (195)    --
   Reinvested capital gains......................            --           --       --     --
                                                    -----------   ----------   ------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations........    (1,932,977)    (348,268)    (348)    --
                                                    -----------   ----------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6)...................     4,529,850    3,262,506    9,563     --
   Transfers between funds.......................     6,234,211    3,546,264      474     --
   Surrenders (note 6)...........................      (742,801)    (291,289)      --     --
   Death benefits (note 4) ......................       (28,048)      (4,798)      --     --
   Policy loans (net of repayments) (note 5).....       (45,563)    (104,338)      --     --
   Deductions for surrender charges (note 2d)....       (49,076)     (22,041)      --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..........................    (1,110,055)    (708,814)     114     --
   Asset charges (note 3):
      FPVUL & VEL contracts......................       (28,325)     (19,653)      --     --
      MSP contracts..............................        (2,736)      (2,465)      --     --
      SL contracts...............................        (5,670)      (4,164)      --     --
                                                    -----------   ----------   ------    ---
         Net equity transactions.................     8,751,787    5,651,208   10,151     --
                                                    -----------   ----------   ------    ---

Net change in contract owners' equity............     6,818,810    5,302,940    9,803     --
Contract owners' equity beginning
   of period.....................................    12,101,238    6,798,298       --     --
                                                    -----------   ----------   ------    ---
Contract owners' equity end of period............   $18,920,048   12,101,238    9,803     --
                                                    ===========   ==========   ======    ===

CHANGES IN UNITS:
   Beginning units...............................     1,196,199      648,063       --     --
                                                    -----------   ----------   ------    ---
   Units purchased...............................     1,161,723      698,378      981     --
   Units redeemed................................      (195,460)    (150,242)      (4)    --
                                                    -----------   ----------   ------    ---
   Ending units..................................     2,162,462    1,196,199      977     --
                                                    ===========   ==========   ======    ===

                                                           JanCapAp                 JanGITech
                                                    -----------------------   -----------------------
Investment activity:                                   2002         2001         2002         2001
                                                    ----------   ----------   ----------   ----------
   Net investment income (loss)..................       52,210      230,698      (10,468)      88,214
   Realized gain (loss) on investments...........   (4,302,790)  (6,754,756)  (5,684,355)  (7,338,510)
   Change in unrealized gain (loss)
      on investments.............................   (1,194,674)    (170,898)  (1,277,195)     249,355
   Reinvested capital gains......................           --           --           --           --
                                                    ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations........   (5,445,254)  (6,694,956)  (6,972,018)  (7,000,941)
                                                    ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)...................    8,871,705   10,087,668    4,426,057    7,602,918
   Transfers between funds.......................     (606,807)   8,106,584     (714,978)   1,847,915
   Surrenders (note 6)...........................   (1,555,176)    (301,372)    (909,750)    (488,064)
   Death benefits (note 4) ......................      (11,304)     (70,562)     (35,202)      (8,194)
   Policy loans (net of repayments) (note 5).....     (148,679)    (120,940)      78,133      (43,323)
   Deductions for surrender charges (note 2d)....     (102,748)     (22,804)     (60,105)     (36,930)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..........................   (2,631,759)  (2,452,006)  (1,372,373)  (1,585,925)
   Asset charges (note 3):
      FPVUL & VEL contracts......................      (74,053)     (70,990)     (37,783)     (45,749)
      MSP contracts..............................       (2,533)      (2,884)        (802)      (1,223)
      SL contracts...............................      (10,399)      (9,847)      (6,122)      (5,981)
                                                    ----------   ----------   ----------   ----------
         Net equity transactions.................    3,728,247   15,142,847    1,367,075    7,235,444
                                                    ----------   ----------   ----------   ----------

Net change in contract owners' equity............   (1,717,007)   8,447,891   (5,604,943)     234,503
Contract owners' equity beginning
   of period.....................................   30,630,149   22,182,258   15,892,415   15,657,912
                                                    ----------   ----------   ----------   ----------
Contract owners' equity end of period............   28,913,142   30,630,149   10,287,472   15,892,415
                                                    ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units...............................    4,769,570    2,695,290    3,857,628    2,380,162
                                                    ----------   ----------   ----------   ----------
   Units purchased...............................    1,849,367    2,555,765    1,916,583    2,389,863
   Units redeemed................................   (1,254,693)    (481,485)  (1,543,331)    (912,397)
                                                    ----------   ----------   ----------   ----------
   Ending units..................................    5,364,244    4,769,570    4,230,880    3,857,628
                                                    ==========   ==========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                               JanIntGro                  MGVITMultiSec
                                                        -------------------------   ------------------------
Investment activity:                                       2002          2001          2002          2001
                                                        -----------   -----------   -----------   ----------
   Net investment income (loss)......................   $   165,978       169,625     1,326,535    1,900,995
   Realized gain (loss) on investments...............    (6,617,526)  (11,364,969)     (519,774)     (88,690)
   Change in unrealized gain (loss)
      on investments.................................    (2,299,270)    4,906,857       942,199     (477,943)
   Reinvested capital gains..........................            --            --            --           --
                                                        -----------   -----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations............    (8,750,818)   (6,288,487)    1,748,960    1,334,362
                                                        -----------   -----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).......................     9,446,001    13,346,220     7,798,773   12,132,219
   Transfers between funds...........................     1,204,789    10,737,224   (21,679,787)   1,601,401
   Surrenders (note 6)...............................    (1,208,856)     (254,359)   (3,165,292)  (1,045,750)
   Death benefits (note 4)...........................       (20,896)      (51,142)      (34,790)     (19,778)
   Policy loans (net of repayments) (note 5).........       (47,861)     (111,482)     (136,975)     (58,777)
   Deductions for surrender charges (note 2d)........       (79,867)      (19,246)     (209,125)     (79,128)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..............................    (2,358,713)   (2,088,452)   (1,039,094)    (885,477)
   Asset charges (note 3):
      FPVUL & VEL contracts..........................       (61,605)      (57,868)      (18,792)     (12,804)
      MSP contracts..................................        (1,802)       (2,238)       (2,089)      (1,291)
      SL contracts...................................        (7,993)       (6,975)      (33,668)     (65,836)
                                                        -----------   -----------   -----------   ----------
         Net equity transactions.....................     6,863,197    21,491,682   (18,520,839)  11,564,779
                                                        -----------   -----------   -----------   ----------

Net change in contract owners' equity................    (1,887,621)   15,203,195   (16,771,879)  12,899,141
Contract owners' equity beginning
   of period.........................................    33,830,428    18,627,233    39,215,767   26,316,626
                                                        -----------   -----------   -----------   ----------
Contract owners' equity end of period................   $31,942,807    33,830,428    22,443,888   39,215,767
                                                        ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units...................................     5,358,130     2,253,062     3,491,194    2,433,129
                                                        -----------   -----------   -----------   ----------
   Units purchased...................................     2,442,179     3,505,685     1,268,199    1,279,025
   Units redeemed....................................      (967,913)     (400,617)   (2,886,102)    (220,960)
                                                        -----------   -----------   -----------   ----------
   Ending units......................................     6,832,396     5,358,130     1,873,291    3,491,194
                                                        ===========   ===========   ===========   ==========

                                                          NBAMTFas           NBAMTGuard
                                                        -------------   -----------------------
Investment activity:                                     2002    2001      2002         2001
                                                        ------   ----   ----------   ----------
   Net investment income (loss)......................      (25)    --       70,958       16,565
   Realized gain (loss) on investments...............        9     --   (1,510,550)     (84,597)
   Change in unrealized gain (loss)
      on investments.................................      971     --   (3,567,509)    (462,414)
   Reinvested capital gains..........................       --     --           --      372,331
                                                        ------    ---   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations............      955     --   (5,007,101)    (158,115)
                                                        ------    ---   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).......................       44     --    2,830,397    2,897,841
   Transfers between funds...........................   34,956     --    6,311,275    4,877,663
   Surrenders (note 6)...............................       --     --     (593,380)    (136,020)
   Death benefits (note 4)...........................       --     --      (19,798)     (10,284)
   Policy loans (net of repayments) (note 5).........       --     --       63,048      (34,127)
   Deductions for surrender charges (note 2d)........       --     --      (39,204)     (10,292)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c)..............................     (229)    --     (892,446)    (543,447)
   Asset charges (note 3):
      FPVUL & VEL contracts..........................       --     --      (25,529)     (20,511)
      MSP contracts..................................       --     --       (1,277)      (1,230)
      SL contracts...................................       --     --       (3,604)      (2,148)
                                                        ------    ---   ----------   ----------
         Net equity transactions.....................   34,771     --    7,629,482    7,017,445
                                                        ------    ---   ----------   ----------

Net change in contract owners' equity................   35,726     --    2,622,381    6,859,330
Contract owners' equity beginning
   of period.........................................       --     --   12,299,916    5,440,586
                                                        ------    ---   ----------   ----------
Contract owners' equity end of period................   35,726     --   14,922,297   12,299,916
                                                        ======    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units...................................       --     --      934,874      396,791
                                                        ------    ---   ----------   ----------
   Units purchased...................................    3,579     --      980,080      602,101
   Units redeemed....................................      (27)    --     (235,061)     (64,018)
                                                        ------    ---   ----------   ----------
   Ending units......................................    3,552     --    1,679,893      934,874
                                                        ======    ===   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            NBAMTMCGr               NBAMTPart           ONEMidCap      ONEMidCapV
                                                   -------------------------  ----------------------  -------------  -------------
Investment activity:                                   2002          2001        2002        2001       2002   2001    2002   2001
                                                   ------------  -----------  ----------  ----------  -------  ----  -------  ----
   Net investment income (loss) .................  $    (77,678)     (68,411)     48,888      25,456     (141)   --     (121)   --
   Realized gain (loss) on investments ..........    (4,989,622) (15,115,138) (1,817,571)   (647,345)  (2,304)   --        2    --
   Change in unrealized gain (loss)
      on investments ............................    (9,298,181)   5,289,162  (1,372,811)     81,935   (3,322)   --   (6,061)   --
   Reinvested capital gains .....................            --           --          --     345,807       --    --       --    --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   (14,365,481)  (9,894,387) (3,141,494)   (194,147)  (5,767)   --   (6,180)   --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     8,190,191   13,330,709   2,243,539   2,484,274    9,498    --      218    --
   Transfers between funds ......................     7,542,838    4,624,300   1,027,469   1,241,216  198,137    --  393,134    --
   Surrenders (note 6) ..........................    (1,575,057)    (489,496)   (846,009)   (266,358)      --    --       --    --
   Death benefits (note 4) ......................       (89,359)     (37,866)    (14,152)     (2,175)      --    --       --    --
   Policy loans (net of repayments) (note 5) ....    (1,458,995)    (450,986)    (50,875)    (62,396)      --    --       --    --
   Deductions for surrender charges (note 2d) ...      (104,061)     (37,038)    (55,894)    (20,154)      --    --       --    --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (2,601,985)  (2,553,992)   (775,373)   (703,703)  (1,068)   --     (209)   --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (67,391)     (69,061)    (30,660)    (29,615)      --    --       --    --
      MSP contracts .............................        (2,374)      (3,080)     (1,734)     (1,994)      --    --       --    --
      SL contracts ..............................        (9,477)      (9,276)     (6,730)     (6,346)      --    --       --    --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---
         Net equity transactions ................     9,824,330   14,304,214   1,489,581   2,632,749  206,567    --  393,143    --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---

Net change in contract owners' equity ...........    (4,541,151)   4,409,827  (1,651,913)  2,438,602  200,800    --  386,963    --
Contract owners' equity beginning
   of period ....................................    41,223,765   36,813,938  12,166,991   9,728,389       --    --       --    --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---
Contract owners' equity end of period ...........  $ 36,682,614   41,223,765  10,515,078  12,166,991  200,800    --  386,963    --
                                                   ============  ===========  ==========  ==========  =======   ===  =======   ===

CHANGES IN UNITS:
   Beginning units ..............................     3,163,605    2,122,060   1,149,207     890,267       --    --       --    --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---
   Units purchased ..............................     1,779,547    1,551,954     421,809     391,897   20,041    --   39,020    --
   Units redeemed ...............................      (820,669)    (510,409)   (259,205)   (132,957)    (101)   --      (20)   --
                                                   ------------  -----------  ----------  ----------  -------   ---  -------   ---
   Ending units .................................     4,122,483    3,163,605   1,311,811   1,149,207   19,940    --   39,000    --
                                                   ============  ===========  ==========  ==========  =======   ===  =======   ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                              OppAggGro                 OppCapAp
                                                    --------------------------   ------------------------
Investment activity:                                    2002           2001          2002         2001
                                                    ------------   -----------   -----------   ----------
   Net investment income (loss) .................   $    243,809       414,854       280,305      248,102
   Realized gain (loss) on investments ..........    (32,126,879)  (15,420,689)   (9,533,865)  (4,649,940)
                                                    ------------   -----------   -----------   ----------
   Change in unrealized gain (loss)
      on investments ............................     14,324,781   (14,061,702)  (15,171,267)  (8,865,390)
   Reinvested capital gains .....................             --     7,963,996            --    5,442,934
                                                    ------------   -----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (17,558,289)  (21,103,541)  (24,424,827)  (7,824,294)
                                                    ------------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     16,675,961    27,928,131    22,643,251   22,484,374
   Transfers between funds ......................     (6,935,071)    3,064,936     6,797,617   25,215,921
   Surrenders (note 6) ..........................     (2,565,511)     (729,545)   (3,904,475)  (1,230,637)
   Death benefits (note 4) ......................        (71,684)     (121,224)      (95,963)     (42,386)
   Policy loans (net of repayments) (note 5) ....        114,051      (308,647)        7,671     (262,756)
   Deductions for surrender charges (note 2d)....       (169,498)      (55,202)     (257,961)     (93,118)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (3,952,406)   (4,174,920)   (5,118,298)  (4,183,259)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................        (92,229)      (96,929)     (132,328)    (117,473)
      MSP contracts .............................         (3,963)       (7,267)       (4,816)      (5,580)
      SL contracts ..............................         (9,962)      (12,686)      (15,625)     (14,207)
                                                    ------------   -----------   -----------   ----------
         Net equity transactions ................      2,989,688    25,486,647    19,919,073   41,750,879
                                                    ------------   -----------   -----------   ----------

Net change in contract owners' equity ...........    (14,568,601)    4,383,106    (4,505,754)  33,926,585
Contract owners' equity beginning
   of period ....................................     61,353,767    56,970,661    79,018,066   45,091,481
                                                    ------------   -----------   -----------   ----------
Contract owners' equity end of period ...........   $ 46,785,166    61,353,767    74,512,312   79,018,066
                                                    ============   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      5,473,091     3,428,074     5,810,866    2,839,064
                                                    ------------   -----------   -----------   ----------
   Units purchased ..............................      1,838,149     2,759,109     2,942,041    3,394,012
   Units redeemed ...............................     (1,565,585)     (714,092)   (1,167,405)    (422,210)
                                                    ------------   -----------   -----------   ----------
   Ending units .................................      5,745,655     5,473,091     7,585,502    5,810,866
                                                    ============   ===========   ===========   ==========

                                                           OppGlSec                 OppMSGrInc
                                                    ----------------------    -----------------------
Investment activity:                                   2002         2001         2002         2001
                                                    ----------   ----------   ----------   ----------
   Net investment income (loss) .................       69,210       16,064      176,431       99,189
   Realized gain (loss) on investments ..........   (1,830,151)  (1,428,357)  (2,016,850)  (1,287,366)
                                                    ----------   ----------   ----------   ----------
   Change in unrealized gain (loss)
      on investments ............................   (4,252,562)     324,428   (4,294,382)    (953,747)
   Reinvested capital gains                                 --      697,893           --          --
                                                    ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   (6,013,503)    (389,972)  (6,134,801)  (2,141,924)
                                                    ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    5,837,215    4,040,697    7,548,303    7,159,154
   Transfers between funds ......................   13,154,983    8,510,314    4,691,788    3,192,858
   Surrenders (note 6) ..........................     (954,800)     (94,452)  (1,659,687)    (512,683)
   Death benefits (note 4) ......................      (17,981)      (7,316)     (79,021)     (53,197)
   Policy loans (net of repayments) (note 5) ....      (29,069)     (33,018)    (209,331)    (139,092)
   Deductions for surrender charges (note 2d)...       (63,082)      (7,147)    (109,652)     (38,793)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (1,309,549)    (578,185)  (2,641,355)  (2,123,587)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (31,533)     (13,992)     (81,175)     (66,208)
      MSP contracts .............................       (1,111)      (1,000)      (4,002)      (4,577)
      SL contracts ..............................       (4,148)      (2,627)     (10,177)      (8,974)
                                                    ----------   ----------   ----------   ----------
         Net equity transactions ................   16,580,925   11,813,274    7,445,691    7,404,901
                                                    ----------   ----------   ----------   ----------

Net change in contract owners' equity ...........   10,567,422   11,423,302    1,310,890    5,262,977
Contract owners' equity beginning
   of period ....................................   15,433,352    4,010,050   26,137,983   20,875,006
                                                    ----------   ----------   ----------   ----------
Contract owners' equity end of period ...........   26,000,774   15,433,352   27,448,873   26,137,983
                                                    ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................    1,833,782      418,007    2,604,263    1,862,664
                                                    ----------   ----------   ----------   ----------
   Units purchased ..............................    2,687,789    1,535,801    1,330,330    1,274,868
   Units redeemed ...............................     (547,628)    (120,026)    (558,683)    (533,269)
                                                    ----------   ----------   ----------   ----------
   Ending units .................................    3,973,943    1,833,782    3,375,910    2,604,263
                                                    ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          PIMLowDur        PIMRealRet         PIMTotRet         PionHY
                                                       ---------------   --------------   ----------------   ------------
Investment activity:                                     2002     2001     2002    2001     2002      2001    2002   2001
                                                       --------   ----   -------   ----   ---------   ----   -----   ----
   Net investment income (loss) ....................   $    513     --       876     --       8,538     --      33     --
   Realized gain (loss) on investments .............         62     --       694     --         141     --     (57)    --
   Change in unrealized gain (loss)
      on investments ...............................        360     --    10,029     --       7,687     --       1     --
   Reinvested capital gains ........................        949     --       463     --      21,423     --      --     --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........      1,884     --    12,062     --      37,789     --     (23)    --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .....................      5,354     --    20,908     --      12,806     --   1,694     --
   Transfers between funds .........................    448,951     --   472,677     --   1,870,648     --   2,206     --
   Surrenders (note 6) .............................         --     --        --     --          --     --      --     --
   Death benefits (note 4) .........................         --     --        --     --          --     --      --     --
   Policy loans (net of repayments) (note 5) .......         --     --        --     --          --     --      --     --
   Deductions for surrender charges (note 2d) ......         --     --        --     --          --     --      --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) ............................      2,304     --    (1,479)    --      (7,134)    --     (13)    --
   Asset charges (note 3):
      FPVUL & VEL contracts ........................         --     --        --     --          --     --      --     --
      MSP contracts ................................         --     --        --     --          --     --      --     --
      SL contracts .................................         --     --        --     --          --     --      --     --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---
         Net equity transactions ...................    456,609     --   492,106     --   1,876,320     --   3,887     --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---

Net change in contract owners' equity ..............    458,493     --   504,168     --   1,914,109     --   3,864     --
Contract owners' equity beginning
   of period .......................................         --     --        --     --          --     --      --     --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---
Contract owners' equity end of period ..............   $458,493     --   504,168     --   1,914,109     --   3,864     --
                                                       ========    ===   =======    ===   =========    ===   =====    ===

CHANGES IN UNITS:
   Beginning units .................................         --     --        --     --          --     --      --     --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---
   Units purchased .................................     45,043     --    48,862     --     186,183     --     374     --
   Units redeemed ..................................        (16)    --      (191)    --        (828)    --      (1)    --
                                                       --------    ---   -------    ---   ---------    ---   -----    ---
   Ending units ....................................     45,027     --    48,671     --     185,355     --     373     --
                                                       ========    ===   =======    ===   =========    ===   =====    ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         RoyMicro            SGVITMdCpGr
                                                    ---------------   ------------------------
Investment activity:                                  2002     2001      2002          2001
                                                    --------   ----   -----------   ----------
   Net investment income (loss) .................   $    (98)    --       (39,586)     (50,333)
   Realized gain (loss) on investments ..........        179     --    (6,111,067)  (9,951,425)
   Change in unrealized gain (loss)
      on investments ............................      1,783     --    (3,934,328)   1,610,021
   Reinvested capital gains .....................      2,635     --            --           --
                                                    --------    ---   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      4,499     --   (10,084,981)  (8,391,737)
                                                    --------    ---   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      2,759     --     5,397,783    5,523,999
   Transfers between funds ......................    425,194     --      (123,294)   1,955,797
   Surrenders (note 6) ..........................         --     --    (1,048,979)    (333,832)
   Death benefits (note 4) ......................         --     --       (36,286)     (81,747)
   Policy loans (net of repayments) (note 5) ....         --     --        86,767      (34,689)
   Deductions for surrender charges (note 2d) ...         --     --       (69,304)     (25,260)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................      8,168     --    (1,417,054)  (1,480,360)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................         --     --       (32,103)     (36,320)
      MSP contracts .............................         --     --          (944)      (1,630)
      SL contracts ..............................         --     --        (4,086)      (3,653)
                                                    --------    ---   -----------   ----------
         Net equity transactions ................    436,121     --     2,752,500    5,482,305
                                                    --------    ---   -----------   ----------

Net change in contract owners'equity ............    440,620     --    (7,332,481)  (2,909,432)
Contract owners'equity beginning
   of period ....................................         --     --    24,803,371   27,712,803
                                                    --------    ---   -----------   ----------
Contract owners'equity end of period ............   $440,620     --    17,470,890   24,803,371
                                                    ========    ===   ===========   ==========

CHANGES IN UNITS:
   Beginning units ..............................         --     --     2,179,699    1,716,211
                                                    --------    ---   -----------   ----------
   Units purchased ..............................     43,688     --       672,777      766,979
   Units redeemed ...............................        (82)    --      (411,758)    (303,491)
                                                    --------    ---   -----------   ----------
   Ending units .................................     43,606     --     2,440,718    2,179,699
                                                    ========    ===   ===========   ==========

                                                            StOpp2                 TRPEI2
                                                    -----------------------   ---------------
Investment activity:                                   2002         2001        2002     2001
                                                    ----------   ----------   --------   ----
   Net investment income (loss) .................       54,735       54,966        591     --
   Realized gain (loss) on investments ..........   (5,309,471)    (772,583)       110     --
   Change in unrealized gain (loss)
      on investments ............................   (3,489,957)  (2,619,628)       311     --
   Reinvested capital gains .....................      562,955    2,995,244         --     --
                                                    ----------   ----------   --------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   (8,181,738)    (342,001)     1,012     --
                                                    ----------   ----------   --------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................    9,112,605    6,298,359        943     --
   Transfers between funds ......................    6,258,465   10,335,015    170,100     --
   Surrenders (note 6) ..........................   (1,893,414)     (65,790)        --     --
   Death benefits (note 4) ......................      (22,226)      (9,812)        --     --
   Policy loans (net of repayments) (note 5) ....      (24,647)     (61,294)        --     --
   Deductions for surrender charges (note 2d) ...     (125,094)      (4,978)        --     --
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................   (1,442,279)    (726,268)       (73)    --
   Asset charges (note 3):
      FPVUL & VEL contracts .....................      (30,471)     (15,103)        --     --
      MSP contracts .............................         (724)        (667)        --     --
      SL contracts ..............................       (8,102)      (3,161)        --     --
                                                    ----------   ----------   --------    ---
         Net equity transactions ................   11,824,113   15,746,301    170,970     --
                                                    ----------   ----------   --------    ---

Net change in contract owners'equity ............    3,642,375   15,404,300    171,982     --
Contract owners'equity beginning
   of period ....................................   20,466,749    5,062,449         --     --
                                                    ----------   ----------   --------    ---
Contract owners'equity end of period ............   24,109,124   20,466,749    171,982     --
                                                    ==========   ==========   ========    ===

CHANGES IN UNITS:
   Beginning units ..............................    2,159,287      514,109         --     --
                                                    ----------  -----------   --------    ---
   Units purchased ..............................    1,958,587    1,835,688     17,054     --
   Units redeemed ...............................     (633,802)    (190,510)       (55)    --
                                                    ----------  -----------   --------    ---
   Ending units .................................    3,484,072    2,159,287     16,999     --
                                                    ==========  ===========   ========    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        TRPMCG2           TurnGVITGro
                                                    ---------------   -------------------
Investment activity:                                  2002     2001     2002       2001
                                                    --------   ----   --------   --------
   Net investment income (loss) .................   $    (28)    --       (185)       (25)
   Realized gain (loss) on investments ..........       (801)    --   (187,053)  (129,160)
   Change in unrealized gain (loss)
      on investments ............................     (2,480)    --    (80,191)    20,323
   Reinvested capital gains .....................         --     --         --         --
                                                    --------    ---   --------   --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (3,309)    --   (267,429)  (108,862)
                                                    --------    ---   --------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     19,238     --    211,743     81,780
   Transfers between funds ......................    109,523     --    114,134    435,327
   Surrenders (note 6) ..........................         --     --     (6,230)       (35)
   Death benefits (note 4) ......................         --     --       (100)      (113)
   Policy loans (net of repayments) (note 5) ....         --     --     (3,033)      (597)
   Deductions for surrender charges (note 2d) ...         --     --       (412)        (3)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................        (40)    --    (44,247)   (28,113)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................         --     --     (1,336)      (989)
      MSP contracts .............................         --     --        (25)       (88)
      SL contracts ..............................         --     --       (289)      (100)
                                                    --------    ---   --------   --------
         Net equity transactions ................    128,721     --    270,205    487,069
                                                    --------    ---   --------   --------

Net change in contract owners' equity ...........    125,412     --      2,776    378,207
Contract owners' equity beginning
   of period ....................................         --     --    456,743     78,536
                                                    --------    ---   --------   --------
Contract owners' equity end of period ...........   $125,412     --    459,519    456,743
                                                    ========    ===   ========   ========

CHANGES IN UNITS:
   Beginning units ..............................         --     --    118,103     12,379
                                                    --------    ---   --------   --------
   Units purchased ..............................     12,263     --    127,507    114,014
   Units redeemed ...............................        (21)    --    (37,564)    (8,290)
                                                    --------    ---   --------   --------
   Ending units .................................     12,242     --    208,046    118,103
                                                    ========    ===   ========   ========

                                                          VEWrldEMkt               VEWrldHAs
                                                    ----------------------   ---------------------
Investment activity:                                  2002         2001        2002        2001
                                                    ---------   ----------   ---------   ---------
   Net investment income (loss) .................       6,290       (2,447)     14,011      14,638
   Realized gain (loss) on investments ..........    (423,831)  (1,077,231)   (286,560)    (58,287)
   Change in unrealized gain (loss)
      on investments ............................       4,487    1,090,597     (30,895)   (147,688)
   Reinvested capital gains .....................          --           --          --          --
                                                    ---------   ----------   ---------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (413,054)      10,919    (303,444)   (191,337)
                                                    ---------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................   1,592,344    1,593,119     524,252     216,185
   Transfers between funds ......................     942,409      523,069     957,588     405,647
   Surrenders (note 6) ..........................    (436,338)     (60,125)   (105,792)    (25,157)
   Death benefits (note 4) ......................      (4,085)      (1,006)     (1,401)       (568)
   Policy loans (net of repayments) (note 5) ....     (43,381)     (28,101)    (52,772)     (6,129)
   Deductions for surrender charges (note 2d) ...     (28,828)      (4,549)     (6,990)     (1,904)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................    (603,586)    (430,840)   (202,503)   (103,523)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................     (19,998)     (14,761)     (7,185)     (3,648)
      MSP contracts .............................        (589)        (969)       (193)       (174)
      SL contracts ..............................      (2,155)      (1,581)       (741)       (485)
                                                    ---------   ----------   ---------   ---------
         Net equity transactions ................   1,395,793    1,574,256   1,104,263     480,244
                                                    ---------   ----------   ---------   ---------

Net change in contract owners' equity ...........     982,739    1,585,175     800,819     288,907
Contract owners' equity beginning
   of period ....................................   5,193,772    3,608,597   1,605,256   1,316,349
                                                    ---------   ----------   ---------   ---------
Contract owners' equity end of period ...........   6,176,511    5,193,772   2,406,075   1,605,256
                                                    =========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ..............................     674,864      466,520     190,667     141,512
                                                    ---------   ----------   ---------   ---------
   Units purchased ..............................     293,150      319,865     147,748      65,555
   Units redeemed ...............................    (137,070)    (111,521)    (44,708)    (16,400)
                                                    ---------   ----------   ---------   ---------
   Ending units .................................     830,944      674,864     293,707     190,667
                                                    =========   ==========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            VKEmMkt                 VKMidCapG               VKUSRealEst
                                                    ----------------------   ----------------------   -----------------------
Investment activity:                                   2002        2001         2002        2001         2002         2001
                                                    ----------   ---------   ----------   ---------   ----------   ----------
   Net investment income (loss) .................   $  305,605     205,634       (5,383)     (2,178)     783,280      529,601
   Realized gain (loss) on investments ..........      (20,574)     74,376     (837,007)   (408,636)     236,993      300,313
   Change in unrealized gain (loss)
      on investments ............................       40,303      49,773     (330,736)    (55,910)  (2,563,674)     250,079
   Reinvested capital gains .....................           --          --           --          --      592,195       99,201
                                                    ----------   ---------   ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from operations      325,334     329,783   (1,173,126)   (466,724)    (951,206)   1,179,194
                                                    ----------   ---------   ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      912,599     641,906      847,984     738,460    4,870,870    3,267,141
   Transfers between funds ......................    1,566,255     152,417      845,891   1,543,608    9,483,497    6,526,951
   Surrenders (note 6) ..........................     (133,905)    (25,095)    (163,070)    (22,224)  (1,316,998)    (155,221)
   Death benefits (note 4) ......................       11,032     (13,792)      (9,363)     (1,499)     (21,892)     (34,548)
   Policy loans (net of repayments) (note 5) ....      (37,266)      2,673      (33,471)     (7,517)     (84,652)     (53,870)
   Deductions for surrender charges (note 2d) ...       (8,847)     (1,899)     (10,774)     (1,682)     (87,012)     (11,745)
   Redemptions to pay cost of insurance
      charges and administrative charges
      (notes 2b and 2c) .........................     (279,682)   (183,169)    (229,099)   (115,928)  (1,413,020)    (631,660)
   Asset charges (note 3):
      FPVUL & VEL contracts .....................       (8,798)     (5,656)      (5,381)     (2,912)     (41,354)     (18,091)
      MSP contracts .............................         (345)       (280)        (104)        (89)      (5,697)      (1,627)
      SL contracts ..............................         (877)       (310)        (703)       (418)      (4,466)      (1,966)
                                                    ----------   ---------   ----------   ---------   ----------   ----------
         Net equity transactions ................    2,020,166     566,795    1,241,910   2,129,799   11,379,276    8,885,364
                                                    ----------   ---------   ----------   ---------   ----------   ----------

Net change in contract owners' equity ...........    2,345,500     896,578       68,784   1,663,075   10,428,070   10,064,558
Contract owners' equity beginning
   of period ....................................    2,393,013   1,496,435    2,504,082     841,007   15,100,336    5,035,778
                                                    ----------   ---------   ----------   ---------   ----------   ----------
Contract owners' equity end of period ...........   $4,738,513   2,393,013    2,572,866   2,504,082   25,528,406   15,100,336
                                                    ==========   =========    =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................      215,898     146,421      408,670      96,842    1,210,568      455,844
                                                    ----------   ---------   ----------   ---------   ----------   ----------
   Units purchased ..............................      217,421     122,473      301,965     335,953    1,100,806      837,832
   Units redeemed ...............................      (41,100)    (52,996)     (99,184)    (24,125)    (228,980)     (83,108)
                                                    ----------   ---------   ----------   ---------   ----------   ----------
   Ending units .................................      392,219     215,898      611,451     408,670    2,082,394    1,210,568
                                                    ==========   =========   ==========   =========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Portfolios of AIM Variable Insurance Funds, Inc.;
                  AIM VIF Basic Value Fund - Series I (AIMBVF)
                  AIM VIF Capital Development Fund - Series I (AIMCDF)

               Portfolios of Alliance Variable Products Series Funds;
                  Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                  American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra)
                  American Century VP Value Fund - Class I (ACVPVal)

               Baron Capital Asset Trust - Insurance Series;
                  Baron Capital Asset Trust (BCAT)

               Calvert Variable Series (CVS), Inc.;
                  *Calvert Social Equity Portfolio (CVSSEP)

               Comstock GVIT Value Fund - Class I
                  (formerly Nationwide(R) SAT Federated Equity Income) (ComGVITVal)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                  Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - European Equity Portfolio (DryEuroEq)
                  Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk)
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

                  Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)

                  Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                  Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)

               Federated GVIT (formerly Nationwide(R)SAT) High Income Bond Fund
               - Class I (FGVITHiInc)

               Portfolios of Federated Insurance Series;
                  Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio:Service Class (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio:Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio:Service Class (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio:Service Class (FidVIPOvS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity VIP II);
                  Fidelity(R) VIP II - Contrafund Portfolio:Service Class (FidVIPConS)

               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio:Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Value Strategies Portfolio:Service Class (FidVIPValStS)

               Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIT);
                  Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS)

               Fundsof the Gartmore Variable Insurance Trust (Gartmore GVIT) (formerly Nationwide(R) SAT);
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                  (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                     (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth)
                  Gartmore GVIT ID (Investor Destinations) Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID (Investor Destinations) Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID (Investor Destinations) Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID (Investor Destinations) Moderately Aggressive Fund (GVITIDModAgg)
                  Gartmore GVIT ID (Investor Destinations) Moderately Conservative Fund (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (NWGVITStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Worldwide Leaders Fund - Class I
                     (formerly Nationwide(R)SAT Global 50 Fund) (GVITWLead)

               Portfolios of Goldman Sachs Funds;
                  Goldman Sachs Mid Cap Value Fund A (GSMCV)
                  Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

               J.P.Morgan GVIT (formerly Nationwide(R)SAT) Balanced Fund - Class I (JPMorBal)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGITech)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                  Class I (MGVITMultiSec)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Portfolios of Bank One One Group(R) Investment Trust;
                  *One Group(R) IT Balanced Portfolio (ONEBal)
                  *One Group(R) IT Bond Portfolio (ONEBP)
                  *One Group(R) IT Diversified Equity Portfolio (ONEDIVE) *One Group(R) IT Diversified Mid Cap Portfolio (ONEDivMid) *One Group(R) IT Equity Index Portfolio (ONEEqInd)
                  *One Group(R) IT Government Bond Portfolio (ONEGovBd)
                  *One Group(R) IT Large Cap Growth Portfolio (ONELgCap)
                  One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
                  One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)

               Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Main Street Growth & Income Fund/VA - Initial
                     Class (OppMSGrInc)

               Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
                  PIMCO VIT Low Duration Portfolio - Administrative Shares
                     (PIMLowDur)
                  PIMCO VIT Real Return Portfolio - Administrative Shares
                     (PIMRealRet)
                  PIMCO VIT Total Return Portfolio - Administrative Shares
                     (PIMTotRet)

               Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)

               Royce Capital Fund - Micro Cap (RoyMicro)

               Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund -
                  Class I (SGVITMdCpGr)

               *Strong Opportunity Fund Inc.(STROpp)

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolios of T.Rowe Price Funds;
                  *T.Rowe Price Equity Income Fund (TRPEI)
                   T.Rowe Price Equity Income Portfolio - II (TRPEI2)
                  *T.Rowe Price Mid Cap Growth Fund, Inc.(TRPMCG)
                   T.Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

               Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund -
                  Class I (TurnGVITGro)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
                  UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
                  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U. S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2002, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On flexible premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. For Protection(SM) flexible premium contracts, the Company deducts a premium load charge not to exceed 7.50% for policy years 1-15, currently 5.50% (for policy years 16 and after, the maximum premium load is guaranteed not to exceed 6.00%). The Company may at its sole discretion reduce this sales loading.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          For the Corporate Series, the Company deducts a front-end sales load not to exceed 9.0% from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

     (c)  Administrative Charges

          For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). For Protection (SM) flexible premium contracts, the Company deducts $5 per month (not to exceed $7.50) for all policy years. This charge is assessed against each contract by liquidating units.

          For Protection (SM) flexible premium contracts, the Company deducts a per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For Protection (SM) last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

          For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium and modified single premium life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year. For Protection (SM) flexible premium contracts and survivorship life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% of the initial surrender charge in the 15th year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Asset Charges

     For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For modified single premium contracts (MSP), the Company deducts an annual rate of 0.70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For surivorship life contracts (SL), the Company deducts an annual rate of 0.55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of 0.55% if the cash value of the contract is less than $25,000. If the cash value is greater than $ 25,000 but less than $100,000, the Company reduces the annual rate to 0.35%. If the cash value is greater than $100,000, the company reduces the annual rate to 0.20%. This charge is assessed monthly against each contract by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     For Protection (SM) flexible payment contracts, the Company deducts an annual rate of 0.80% for policy years 1-15. For policy years 16 and after the Company deducts an annual rate of 0.30%. This charge is assessed monthly against each contract by liquidating units.

     The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's variable cash surrender value plus 100% of a policy's fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $26,619,667 and $12,164,827, respectively, and total transfers from the Account to the fixed account were $78,032,159 and $40,736,234, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rates, investment income ratio and total return for each period in the four year period ended December 31, 2002 and the period February 18, 1998 (commencement of operations) through December 31, 1998.

                                                    Contract                                             Investment
                                                    Expense                   Unit         Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
     The BEST of AMERICA(R)America's FUTURE Life Series(SM)

        American Century VP Income & Growth Fund - Class I
           2002 .................................    0.00%     1,357,662   $ 9.889493    $13,426,589        1.00%     -19.37%
           2001 .................................    0.00%     1,161,596    12.265301     14,247,325        0.85%      -8.35%
           2000 .................................    0.00%       804,658    13.383115     10,768,831        0.48%     -10.62%
           1999 .................................    0.00%       463,779    14.972547      6,943,953        0.01%      18.02%
           1998 .................................    0.00%        97,382    12.686493      1,235,436        0.83%      26.86%

        American Century VP International Fund - Class I
           2002 .................................    0.00%     1,633,924     9.138486     14,931,592        0.78%     -20.37%
           2001 .................................    0.00%     1,473,365    11.476396     16,908,920        0.08%     -29.17%
           2000 .................................    0.00%     1,252,780    16.203538     20,299,468        0.10%     -16.83%
           1999 .................................    0.00%       625,339    19.481449     12,182,510        0.00%      64.04%
           1998 .................................    0.00%       206,063    11.875895      2,447,183        0.03%      18.76%

        American Century VP Ultra Fund - Class I
           2002 .................................    0.00%        75,002     8.038471        602,901        0.66%     -19.62% 5/1/02

        American Century VP Value Fund - Class I
           2002 .................................    0.00%     2,232,546    12.103586     27,021,813        0.75%     -12.62%
           2001 .................................    0.00%     1,382,368    13.851627     19,148,046        0.60%      12.82%
           2000 .................................    0.00%       380,941    12.277397      4,676,964        0.62%      18.14%
           1999 .................................    0.00%       169,333    10.392110      1,759,727        0.69%      -0.85%
           1998 .................................    0.00%        59,424    10.481205        622,835        0.05%       4.81%

        Comstock GVIT Value Fund - Class I
           2002 .................................    0.00%       277,592     8.018258      2,225,804        1.34%     -25.14%
           2001 .................................    0.00%       208,187    10.711409      2,229,976        1.63%     -12.15%
           2000 .................................    0.00%       150,717    12.193117      1,837,710        1.02%     -10.62%
           1999 .................................    0.00%        66,677    13.642236        909,623        0.30%      18.49%
           1998 .................................    0.00%        21,000    11.513398        241,781        0.73%      15.13%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .................................    0.00%        56,373     6.633112        373,928        0.00%     -34.16%
           2001 .................................    0.00%        67,655    10.074042        681,559        0.00%     -28.63%
           2000 .................................    0.00%        69,236    14.116099        977,342        0.00%     -18.94%
           1999 .................................    0.00%        46,879    17.414110        816,356        0.00%      63.50%
           1998 .................................    0.00%        16,634    10.651002        177,169        0.00%       6.51%

                                                    Contract                                             Investment
                                                    Expense                   Unit         Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - International Focus Portfolio
           2002 .................................    0.00%        158,237   $ 7.456827    $  1,179,946      0.00%    -19.90%
           2001 .................................    0.00%        166,542     9.309878       1,550,486      0.00%    -22.27%
           2000 .................................    0.00%        161,421    11.977804       1,933,469      0.55%    -25.90%
           1999 .................................    0.00%        138,513    16.163464       2,238,850      1.34%     53.43%
           1998 .................................    0.00%         56,767    10.534701         598,023      0.96%      5.35%

        Credit Suisse Trust - Large Cap Value Portfolio
           2002 .................................    0.00%        109,088    10.072243       1,098,761      0.76%    -23.09%
           2001 .................................    0.00%        118,843    13.096944       1,556,480      0.00%      0.95%
           2000 .................................    0.00%         93,621    12.974256       1,214,663      2.02%      8.91%
           1999 .................................    0.00%         60,100    11.912913         715,966      1.08%      6.24%
           1998 .................................    0.00%         49,891    11.212895         559,423      1.26%     12.13%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .................................    0.00%      1,255,638    12.903917      16,202,649      0.45%    -15.30%
           2001 .................................    0.00%        707,320    15.235372      10,776,283      0.55%     -1.30%
           2000 .................................    0.00%        312,214    15.436663       4,819,542      0.66%     15.21%
           1999 .................................    0.00%         61,224    13.399089         820,346      0.22%     20.92%
           1998 .................................    0.00%         26,958    11.080816         298,717      0.52%     10.81%

        Dreyfus IP - European Equity Portfolio
           2002 .................................    0.00%            282     7.045961           1,987      0.00%    -22.64%
           2001 .................................    0.00%        103,773     9.107778         945,141      0.79%    -28.13%
           2000 .................................    0.00%         70,183    12.672265         889,378      0.38%     -2.00%
           1999 .................................    0.00%         10,415    12.930654         134,673      0.40%     29.31% 9/27/99

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 .................................    0.00%        142,420     7.675242       1,093,108      0.29%    -23.25% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
           2002 .................................    0.00%      1,313,324     8.237365      10,818,329      0.22%    -28.94%
           2001 .................................    0.00%      1,235,879    11.592909      14,327,433      0.08%    -22.57%
           2000 .................................    0.00%        953,352    14.972899      14,274,443      1.06%    -11.03%
           1999 .................................    0.00%        480,241    16.829763       8,082,342      0.02%     30.08%
           1998 .................................    0.00%        105,696    12.938078       1,367,503      0.31%     29.38%

        Dreyfus Stock Index Fund
           2002 .................................    0.00%     11,929,984     9.564281     114,101,719      1.45%    -22.36%
           2001 .................................    0.00%      8,587,826    12.319059     105,793,935      1.14%    -12.18%
           2000 .................................    0.00%      6,631,938    14.027609      93,030,233      1.01%     -9.28%
           1999 .................................    0.00%      3,757,311    15.462782      58,098,481      1.02%     20.60%
           1998 .................................    0.00%      1,025,141    12.821142      13,143,478      0.90%     28.21%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .................................    0.00%      1,148,080    10.890932      12,503,661      1.22%    -16.71%
           2001 .................................    0.00%        978,777    13.076512      12,798,989      0.90%     -9.31%
           2000 .................................    0.00%        721,134    14.418721      10,397,830      0.82%     -0.65%
           1999 .................................    0.00%        505,299    14.513370       7,333,591      1.00%     11.46%
           1998 .................................    0.00%        110,355    13.021619       1,437,001      0.98%     30.22%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                   Contract                                             Investment
                                                   Expense                   Unit         Contract        Income       Total
                                                    Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
        Federated GVIT High Income Bond Fund - Class I
           2002 ................................     0.00%      660,476   $10.772444    $ 7,114,941       10.09%       3.23%
           2001 ................................     0.00%      335,319    10.435872      3,499,346       11.31%       4.22%
           2000 ................................     0.00%      167,390    10.013612      1,676,179        9.51%      -8.28%
           1999 ................................     0.00%      130,767    10.917180      1,427,607        6.75%       3.19%
           1998 ................................     0.00%       79,031    10.579676        836,122        4.68%       5.80%

        Federated Quality Bond Fund II - Primary Shares
           2002 ................................     0.00%    2,274,059    12.869670     29,266,389        3.20%       9.31%
           2001 ................................     0.00%    1,119,384    11.773915     13,179,532        2.92%       8.01%
           2000 ................................     0.00%      184,168    10.900349      2,007,495        0.89%      10.45%
           1999 ................................     0.00%        3,972     9.869090         39,200        0.00%      -1.31% 5/3/99

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2002 ................................     0.00%    3,282,138    10.112108     33,189,334        1.50%     -17.00%
           2001 ................................     0.00%    2,522,098    12.182836     30,726,306        1.13%      -5.09%
           2000 ................................     0.00%    1,731,014    12.835974     22,219,251        1.23%       8.30%
           1999 ................................     0.00%    1,196,502    11.851816     14,180,722        0.89%       6.25%
           1998 ................................     0.00%      511,915    11.154137      5,709,970        0.00%      11.54%

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2002 ................................     0.00%    4,393,697     9.772625     42,937,953        0.14%     -30.20%
           2001 ................................     0.00%    3,993,015    14.000586     55,904,550        0.00%     -17.73%
           2000 ................................     0.00%    3,245,205    17.016859     55,223,196        0.07%     -11.07%
           1999 ................................     0.00%    1,564,447    19.134456     29,934,842        0.04%      37.29%
           1998 ................................     0.00%      255,829    13.937692      3,565,666        0.00%      39.38%

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2002 ................................     0.00%    1,244,727     7.297581      9,083,496        9.18%       3.62%
           2001 ................................     0.00%    1,007,961     7.042763      7,098,830       13.22%     -11.90%
           2000 ................................     0.00%      775,357     7.993621      6,197,910        6.11%     -22.61%
           1999 ................................     0.00%      664,736    10.329299      6,866,257        5.78%       8.07%
           1998 ................................     0.00%      368,689     9.557602      3,523,783        0.00%      -4.42%

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002 ................................     0.00%    1,180,783     8.136116      9,606,987        0.64%     -20.34%
           2001 ................................     0.00%      903,417    10.213884      9,227,396        5.46%     -21.27%
           2000 ................................     0.00%      709,131    12.973519      9,199,925        1.16%     -19.15%
           1999 ................................     0.00%      392,522    16.046561      6,298,628        0.30%      42.46%
           1998 ................................     0.00%       92,817    11.263759      1,045,468        0.00%      12.64%

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002 ................................     0.00%    3,355,920    11.945132     40,086,907        0.69%      -9.42%
           2001 ................................     0.00%    2,969,205    13.187991     39,157,849        0.61%     -12.36%
           2000 ................................     0.00%    2,414,828    15.048072     36,338,506        0.26%      -6.71%
           1999 ................................     0.00%    1,324,909    16.131283     21,372,482        0.18%      24.15%
           1998 ................................     0.00%      362,774    12.993755      4,713,796        0.00%      29.94%

                                                   Contract                                             Investment
                                                   Expense                   Unit         Contract         Income      Total
                                                    Rate*       Units     Fair Value   Owners' Equity      Ratio**   Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
            2002 ...............................     0.00%    1,183,841   $ 7.177547     $ 8,497,074       0.93%     -21.92%
            2001 ...............................     0.00%    1,134,917     9.192068      10,432,234       0.23%     -14.44%
            2000 ...............................     0.00%      959,519    10.743116      10,308,224       1.03%     -17.18%
            1999 ...............................     0.00%      673,044    12.971233       8,730,211       0.45%       4.18%
            1998 ...............................     0.00%      193,229    12.450522       2,405,802       0.00%      24.51%

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002 ................................     0.00%       19,541     7.509507         146,743       0.00%     -24.90% 5/1/02

        Gartmore GVIT Emerging Markets Fund - Class I
           2002 ................................     0.00%      146,740     7.002885       1,027,603       0.23%     -15.23%
           2001 ................................     0.00%      118,171     8.260926         976,202       0.24%      -5.18%
           2000 ................................     0.00%        2,391     8.712299          20,831       0.00%     -12.88% 10/2/00

        Gartmore GVIT Global Financial Services Fund - Class I
           2002 .................................    0.00%       14,069     8.663891         121,892       0.02%     -13.36% 5/1/02

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002 ................................     0.00%       24,643     8.340128         205,526       0.00%     -16.60% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ................................     0.00%      469,967     1.972253         926,894       0.67%     -42.78%
           2001 ................................     0.00%      287,368     3.446837         990,511       0.00%     -42.72%
           2000 ................................     0.00%       91,498     6.017639         550,602       0.00%     -39.82% 10/2/00

        Gartmore GVIT Global Utilities Fund - Class I
           2002 ................................     0.00%        8,397     8.683837          72,918       0.61%     -13.16% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 ................................     0.00%    3,339,535    14.246814      47,577,734       4.66%      10.98%
           2001 ................................     0.00%    1,748,673    12.836894      22,447,530       5.61%       7.25%
           2000 ................................     0.00%      796,198    11.968657       9,529,421       6.29%      12.54%
           1999 ................................     0.00%      509,816    10.635188       5,421,989       6.57%      -2.35%
           1998 ................................     0.00%      166,631    10.890820       1,814,748       3.55%       8.91%

        Gartmore GVIT Growth Fund - Class I
           2002 ................................     0.00%    1,934,729     5.100354       9,867,803       0.00%     -28.72%
           2001 ................................     0.00%    1,791,588     7.155414      12,819,554       0.00%     -28.13%
           2000 ................................     0.00%    1,582,653     9.956531      15,757,734       0.19%     -26.53%
           1999 ................................     0.00%    1,343,877    13.552350      18,212,691       0.69%       4.28%
           1998 ................................     0.00%      485,064    12.996420       6,304,095       0.47%      29.96%

        Gartmore GVIT ID Aggressive Fund
           2002 ................................     0.00%      154,196     8.331709       1,284,716       0.86%     -16.68% 1/25/02

        Gartmore GVIT ID Conservative Fund
           2002 ................................     0.00%      202,573    10.050418       2,035,943       2.18%       0.50% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2002 ................................     0.00%      398,104     9.140249       3,638,770       1.66%      -8.60% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2002 ................................     0.00%      375,973     8.687687       3,266,336       1.05%     -13.12% 1/25/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS,Continued

                                                   Contract                                          Investment
                                                    Expense                 Unit        Contract       Income      Total
                                                     Rate*     Units     Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ----------  ----------  --------------  ----------  ---------
        Gartmore GVIT ID Moderately Conservative Fund
           2002 .................................    0.00%      418,980  $ 9.642427   $  4,039,984      1.99%     -3.58% 1/25/02

        Gartmore GVIT International Growth Fund - Class I
           2002 .................................    0.00%       72,938    5.008923        365,341      0.00%    -24.10%
           2001 .................................    0.00%       26,572    6.599732        175,368      0.26%    -28.65%
           2000 .................................    0.00%        2,697    9.249730         24,947      0.00%     -7.50% 10/2/00

        Gartmore GVIT Money Market Fund - Class I
           2002 .................................    0.00%   13,460,393   12.271344    165,177,113      1.51%      1.21%
           2001 .................................    0.00%   11,115,360   12.124461    134,767,749      3.18%      3.60%
           2000 .................................    0.00%    6,735,623   11.702768     78,825,433      5.56%      6.03%
           1999 .................................    0.00%    4,602,015   11.037591     50,795,159      4.09%      4.85%
           1998 .................................    0.00%    2,000,515   10.527225     21,059,872      4.03%      5.27%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 .................................    0.00%       15,191    8.452459        128,401      1.19%    -15.48% 5/1/02

        Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
           2002 .................................    0.00%      103,027    7.561458        779,034      0.03%    -25.36%
           2001 .................................    0.00%      124,500   10.130359      1,261,230      0.53%     -3.26%
           2000 .................................    0.00%      114,604   10.471261      1,200,048      1.11%      7.61%
           1999 .................................    0.00%       96,106    9.730781        935,186      0.88%     -3.07%
           1998 .................................    0.00%       34,463   10.038994        345,974      0.61%      0.39%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .................................    0.00%      741,006   10.222874      7,575,211      0.00%    -33.29%
           2001 .................................    0.00%      479,685   15.323736      7,350,566      0.00%    -10.84%
           2000 .................................    0.00%      220,651   17.186287      3,792,171      0.00%    -16.17%
           1999 .................................    0.00%       32,108   20.501257        658,254      0.00%    105.01% 5/3/99

        Gartmore GVIT Small Cap Growth Fund - Class I - Initial Funding By Depositor
           2000 .................................    0.00%      100,000   17.186295      1,718,630      0.00%    -16.17%
           1999 .................................    0.00%      100,000   20.501257      2,050,126      0.00%    157.84% 5/3/99

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .................................    0.00%    1,878,685   12.875081     24,188,222      0.01%    -27.16%
           2001 .................................    0.00%    1,567,879   17.676405     27,714,464      0.04%     28.28%
           2000 .................................    0.00%      731,305   13.779795     10,077,233      0.00%     11.20%
           1999 .................................    0.00%      345,575   12.391945      4,282,346      0.00%     27.84%
           1998 .................................    0.00%      106,497    9.693575      1,032,337      0.00%     -3.06%

        Gartmore GVIT Small Company Fund - Class I
           2002 .................................    0.00%    1,515,751   12.218656     18,520,440      0.00%    -17.33%
           2001 .................................    0.00%    1,244,437   14.779740     18,392,455      0.13%     -6.70%
           2000 .................................    0.00%      922,404   15.841678     14,612,427      0.02%      8.90%
           1999 .................................    0.00%      393,286   14.547287      5,721,244      0.00%     44.02%
           1998 .................................    0.00%      159,205   10.100944      1,608,121      0.00%      1.01%

                                                   Contract                                         Investment
                                                    Expense                Unit        Contract       Income      Total
                                                     Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ---------  ----------  --------------  ----------  ---------
        Gartmore GVIT Total Return Fund - Class I
           2002 .................................    0.00%   3,234,937  $ 9.007395   $29,138,355       0.95%    -17.35%
           2001 .................................    0.00%   3,002,565   10.898647    32,723,896       0.88%    -11.82%
           2000 .................................    0.00%   2,459,963   12.359389    30,403,640       0.68%     -2.12%
           1999 .................................    0.00%   1,852,310   12.627200    23,389,489       0.60%      6.94%
           1998 .................................    0.00%     702,365   11.807411     8,293,112       0.66%     18.07%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2002 .................................    0.00%      48,858    8.226323       401,922       0.00%    -17.74% 5/1/02

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 .................................    0.00%     279,292    7.778516     2,172,477       2.00%    -25.39%
           2001 .................................    0.00%   1,687,489   10.425406    17,592,758       1.84%    -18.81%
           2000 .................................    0.00%   1,172,113   12.840541    15,050,565       0.94%    -12.32%
           1999 .................................    0.00%     595,841   14.645021     8,726,104       0.11%     22.92%
           1998 .................................    0.00%      41,464   11.913908       493,998       0.79%     19.14%

        J.P. Morgan GVIT Balanced Fund - Class I
           2002 .................................    0.00%   1,025,461    9.174983     9,408,587       2.28%    -12.31%
           2001 .................................    0.00%     730,655   10.463220     7,645,004       2.54%     -3.67%
           2000 .................................    0.00%     382,020   10.862308     4,149,619       3.36%     -0.35%
           1999 .................................    0.00%     224,583   10.900657     2,448,102       3.80%      0.87%
           1998 .................................    0.00%      67,360   10.806799       727,946       2.69%      8.07%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .................................    0.00%   3,279,169    5.412895    17,749,797       0.32%    -15.93%
           2001 .................................    0.00%   3,009,852    6.438372    19,378,547       1.01%    -21.83%
           2000 .................................    0.00%   2,083,464    8.236248    17,159,926       1.22%    -17.64% 1/27/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .................................    0.00%   3,153,932    2.437287     7,687,037       0.00%    -40.93%
           2001 .................................    0.00%   2,757,839    4.126190    11,379,368       0.63%    -37.31%
           2000 .................................    0.00%   1,878,974    6.582411    12,368,179       1.20%    -34.18% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .................................    0.00%   2,935,440    4.703343    13,806,381       0.70%    -25.76%
           2001 .................................    0.00%   2,646,977    6.335104    16,768,875       0.81%    -23.43%
           2000 .................................    0.00%   1,639,208    8.273482    13,561,958       5.19%    -17.27% 1/27/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .................................    0.00%     574,913   12.296568     7,069,457       4.49%      7.21%
           2001 .................................    0.00%   1,505,377   11.469927    17,266,564       6.01%      4.19%
           2000 .................................    0.00%   1,105,931   11.008804    12,174,978       6.99%      5.65%
           1999 .................................    0.00%     590,762   10.419701     6,155,563       5.75%      1.56%
           1998 .................................    0.00%      74,773   10.260092       767,178       4.43%      2.60%

        Neuberger Berman AMT - Guardian Portfolio
           2002 .................................    0.00%     568,694   11.086748     6,304,967       0.75%    -26.45%
           2001 .................................    0.00%     527,509   15.073287     7,951,295       0.29%     -1.51%
           2000 .................................    0.00%     253,627   15.303939     3,881,492       0.40%      1.13%
           1999 .................................    0.00%     177,738   15.132896     2,689,691       0.19%     14.93%
           1998 .................................    0.00%      55,695   13.166703       733,320       0.00%     31.67%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                  Contract                                             Investment
                                                  Expense                   Unit         Contract        Income       Total
                                                   Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002 ...............................     0.00%    1,415,445   $10.561769    $14,949,603        0.00%      -29.34%
           2001 ...............................     0.00%    1,320,243    14.947072     19,733,767        0.00%      -24.64%
           2000 ...............................     0.00%      903,690    19.835316     17,924,977        0.00%       -7.46%
           1999 ...............................     0.00%      280,847    21.434231      6,019,739        0.00%       53.89%
           1998 ...............................     0.00%       85,802    13.928381      1,195,083        0.00%       39.28%

        Neuberger Berman AMT - Partners Portfolio
           2002 ...............................     0.00%      887,402     8.305600      7,370,406        0.54%      -24.14%
           2001 ...............................     0.00%      811,919    10.948898      8,889,618        0.33%       -2.83%
           2000 ...............................     0.00%      648,616    11.267369      7,308,196        0.65%        0.70%
           1999 ...............................     0.00%      582,704    11.188893      6,519,813        0.98%        7.37%
           1998 ...............................     0.00%      375,069    10.420882      3,908,550        0.01%        4.21%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ...............................     0.00%    2,165,861     9.088271     19,683,932        0.63%      -27.79%
           2001 ...............................     0.00%    1,900,037    12.586003     23,913,871        0.86%      -31.27%
           2000 ...............................     0.00%    1,531,755    18.311377     28,048,543        0.00%      -11.24%
           1999 ...............................     0.00%      431,151    20.629873      8,894,590        0.00%       83.60%
           1998 ...............................     0.00%      100,709    11.236019      1,131,568        0.00%       12.36%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ...............................     0.00%    2,688,225    11.205948     30,124,110        0.57%      -26.86%
           2001 ...............................     0.00%    2,119,767    15.320868     32,476,670        0.59%      -12.58%
           2000 ...............................     0.00%    1,394,931    17.524709     24,445,760        0.09%       -0.23%
           1999 ...............................     0.00%      618,285    17.565274     10,860,345        0.13%       41.66%
           1998 ...............................     0.00%      164,300    12.399968      2,037,315        0.00%       24.00%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 ...............................     0.00%    1,533,749     6.574074     10,082,979        0.55%      -22.13%
           2001 ...............................     0.00%      784,596     8.442846      6,624,223        0.39%      -12.04%
           2000 ...............................     0.00%      228,958     9.598100      2,197,562        0.00%       -4.02% 5/1/00

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 ...............................     0.00%    2,347,711     8.480652     19,910,120        0.75%      -18.80%
           2001 ...............................     0.00%    1,858,823    10.443747     19,413,077        0.50%      -10.16%
           2000 ...............................     0.00%    1,325,991    11.624742     15,414,303        0.28%       -8.78%
           1999 ...............................     0.00%      460,733    12.743006      5,871,123        0.24%       21.71%
           1998 ...............................     0.00%      139,668    10.470163      1,462,347        0.00%        4.70%

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 ...............................     0.00%      863,328     7.864311      6,789,480        0.00%      -37.01%
           2001 ...............................     0.00%      781,507    12.485925      9,757,838        0.00%      -30.31%
           2000 ...............................     0.00%      569,923    17.915535     10,210,475        0.00%      -15.38%
           1999 ...............................     0.00%      211,257    21.171385      4,472,603        0.00%       84.75%
           1998 ...............................     0.00%       36,919    11.459357        423,068        0.00%       14.59%

        Strong Opportunity Fund II, Inc.
           2002 ...............................     0.00%    1,334,891     6.960374      9,291,341        0.50%      -26.82%
           2001 ...............................     0.00%      833,759     9.511087      7,929,954        0.65%       -3.70%
           2000 ...............................     0.00%      156,475     9.854316      1,541,954        0.00%       -1.23% 5/1/00

                                                  Contract                                             Investment
                                                   Expense                   Unit       Contract         Income       Total
                                                   Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ---------   ----------   --------------   ----------   ---------
        Turner GVIT Growth Focus Fund - Class I
           2002 ...............................     0.00%      156,451   $ 2.210411    $   345,821       0.00%       -42.86%
           2001 ...............................     0.00%      105,096     3.868223        406,535       0.00%       -39.03%
           2000 ...............................     0.00%       12,379     6.344311         78,536       0.00%       -36.56% 10/2/00

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 ...............................     0.00%      596,497     7.312205      4,361,708       0.21%        -2.90%
           2001 ...............................     0.00%      527,543     7.530636      3,972,734       0.00%        -1.81%
           2000 ...............................     0.00%      408,641     7.669407      3,134,034       0.00%       -41.87%
           1999 ...............................     0.00%      194,066    13.192491      2,560,214       0.00%       100.28%
           1998 ...............................     0.00%       43,904     6.586990        289,195       0.00%       -34.13%

        Van Eck WIT - Worldwide Hard Assets Fund

           2002 ...............................     0.00%      244,054     8.097327      1,976,185       0.75%        -2.83%
           2001 ...............................     0.00%      171,698     8.333503      1,430,846       1.04%       -10.44%
           2000 ...............................     0.00%      138,471     9.305371      1,288,524       0.70%        11.40%
           1999 ...............................     0.00%       53,013     8.353043        442,820       0.82%        21.00%
           1998 ...............................     0.00%       22,344     6.903203        154,245       0.00%       -30.97%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 ...............................     0.00%      229,797    12.411489      2,852,123       8.74%         9.22%
           2001 ...............................     0.00%      135,438    11.363553      1,539,057      10.76%        10.10%
           2000 ...............................     0.00%      116,206    10.321107      1,199,375      13.84%        11.39%
           1999 ...............................     0.00%       62,633     9.266040        580,360      20.09%        29.37%
           1998 ...............................     0.00%       21,992     7.162164        157,510      23.61%       -28.38%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2002 ...............................     0.00%      282,160     4.228519      1,193,119       0.00%       -31.16%
           2001 ...............................     0.00%      197,987     6.142256      1,216,087       0.00%       -29.31%
           2000 ...............................     0.00%       38,928     8.689212        338,254       0.00%       -13.11% 5/1/00

        Van Kampen UIF - U.S.Real Estate Portfolio
           2002 ...............................     0.00%    1,098,781    11.917684     13,094,925       4.01%        -0.79%
           2001 ...............................     0.00%      636,426    12.012213      7,644,885       5.40%         9.84%
           2000 ...............................     0.00%      320,762    10.935907      3,507,823       8.01%         4.31%
           1999 ...............................     0.00%      146,473     8.539870      1,250,860       4.73%        -3.37%
           1998 ...............................     0.00%       81,141     8.837916        717,117       0.01%       -11.62%

     The BEST of AMERICA(R)Corporate Variable Universal Life Series(SM)
      Reduced Fee Tier (0.10%)

        American Century VP Income & Growth Fund - Class I
           2002 ...............................     0.10%      483,390     7.585400      3,666,707       1.00%       -19.45%
           2001 ...............................     0.10%      559,907     9.417116      5,272,709       0.85%        -8.44%
           2000 ...............................     0.10%      540,359    10.285709      5,557,975       0.48%       -10.70%
           1999 ...............................     0.10%       55,124    11.518727        634,958       0.01%        15.19% 4/1/99

        American Century VP International Fund - Class I
           2002 ...............................     0.10%    1,065,487     7.479659      7,969,479       0.78%       -20.45%
           2001 ...............................     0.10%    1,067,581     9.402604     10,038,041       0.08%       -29.24%
           2000 ...............................     0.10%      619,313    13.288939      8,230,013       0.10%       -16.91%
           1999 ...............................     0.10%          218    15.993145          3,487       0.00%        59.93% 4/1/99

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                    Contract                                             Investment
                                                    Expense                  Unit          Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity      Ratio**   Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        American Century VP Ultra Fund - Class I
           2002..................................     0.10%        3,004   $ 8.033091     $    24,131       0.66%     -19.67% 5/1/02

        American Century VP Value Fund - Class I
           2002..................................     0.10%      455,713    11.944573       5,443,297       0.75%     -12.71%
           2001..................................     0.10%      350,055    13.683342       4,789,922       0.60%      12.71%
           2000..................................     0.10%      124,532    12.140456       1,511,875       0.62%      18.02%
           1999..................................     0.10%          946    10.286399           9,731       0.69%       2.86% 4/1/99

        Comstock GVIT Value Fund - Class I
           2002..................................     0.10%      211,612     6.747487       1,427,849       1.34%     -25.22%
           2001..................................     0.10%      205,053     9.022847       1,850,162       1.63%     -12.24%

        Credit Suisse Trust - Large Cap Value Portfolio
           2002..................................     0.10%       15,615     8.996113         140,474       0.76%     -23.17%
           2001..................................     0.10%       25,873    11.709370         302,957       0.00%       0.84%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002..................................     0.10%      185,632    11.781293       2,186,985       0.45%     -15.39%
           2001..................................     0.10%      170,502    13.923857       2,374,045       0.55%      -1.40%
           2000..................................     0.10%       97,058    14.122042       1,370,657       0.66%      15.09%

        Dreyfus IP - European Equity Portfolio
           2001..................................     0.10%       40,585     9.087189         368,804       0.79%     -28.20%
           2000..................................     0.10%       36,592    12.656379         463,122       0.38%      -2.10%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002..................................     0.10%      173,580     7.670098       1,331,376       0.29%     -23.30% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002..................................     0.10%      103,586     5.982920         619,747       0.22%     -29.02%
           2001..................................     0.10%      112,446     8.428546         947,756       0.08%     -22.65%
           2000..................................     0.10%       42,696    10.896922         465,255       1.06%     -11.12%

        Dreyfus Stock Index Fund
           2002..................................     0.10%    3,024,447     7.047709      21,315,422       1.45%     -22.44%
           2001..................................     0.10%    2,163,531     9.086757      19,659,480       1.14%     -12.27%
           2000..................................     0.10%    4,975,884    10.357445      51,537,445       1.01%      -9.37%
           1999..................................     0.10%    1,242,820    11.428481      14,203,545       1.02%      14.28% 4/1/99

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002..................................     0.10%      471,098     8.025278       3,780,692       1.22%     -16.80%
           2001..................................     0.10%      285,642     9.645425       2,755,138       0.90%      -9.40%
           2000..................................     0.10%      498,451    10.646157       5,306,588       0.82%      -2.10%
           1999..................................     0.10%      117,874    10.726699       1,264,399       1.00%       7.27% 4/1/99

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2002..................................     0.10%       23,131     9.436677         218,280       0.37%      -5.63% 9/3/02

                                                    Contract                                             Investment
                                                    Expense                  Unit          Contract        Income       Total
                                                     Rate*       Units     Fair Value   Owners' Equity      Ratio**   Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        Federated GVIT High Income Bond Fund - Class I
           2002..................................     0.10%      383,942   $ 9.791148     $ 3,759,233      10.09%       3.12%
           2001..................................     0.10%      226,888     9.494719       2,154,238      11.31%       4.11%
           2000..................................     0.10%    1,268,447     9.119705      11,567,862       9.51%      -8.37%
           1999..................................     0.10%      594,118     9.952512       5,912,967       6.75%      -0.47% 4/1/99

        Federated Quality Bond Fund II - Primary Shares
           2002..................................     0.10%    1,174,189    12.822629      15,056,190       3.20%       9.20%
           2001..................................     0.10%    1,268,418    11.742610      14,894,538       2.92%       7.91%
           2000..................................     0.10%    4,027,297    10.882300      43,826,254       0.89%      10.34%
           1999..................................     0.10%    1,129,926     9.862542      11,143,943       0.00%      -1.37% 5/3/99

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2002..................................     0.10%    1,076,277     8.837687       9,511,799       1.50%     -17.08%
           2001..................................     0.10%      358,181    10.658123       3,817,537       1.13%      -5.18%
           2000..................................     0.10%      215,028    11.240819       2,417,091       1.23%       8.20%
           1999..................................     0.10%       59,030    10.389282         613,279       0.89%       3.89% 4/1/99

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2002..................................     0.10%    1,133,702     6.390869       7,245,341       0.14%     -30.27%
           2001..................................     0.10%    1,700,271     9.164946      15,582,892       0.00%     -17.81%
           2000..................................     0.10%    1,184,884    11.150661      13,212,240       0.07%     -11.16%

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2002..................................     0.10%      844,975     7.243970       6,120,974       9.18%       3.51%
           2001..................................     0.10%      630,396     6.998020       4,411,524      13.22%     -11.98%
           2000..................................     0.10%      591,491     7.950841       4,702,851       6.11%     -22.69%

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002..................................     0.10%      191,072     6.964010       1,330,627       0.64%     -20.42%
           2001..................................     0.10%      108,597     8.751211         950,355       5.46%     -21.35%
           2000..................................     0.10%      171,286    11.126859       1,905,875       1.16%     -19.23%
           1999..................................     0.10%          490    13.776193           6,750       0.30%      37.76% 4/1/99

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002..................................     0.10%      166,146     8.645878       1,436,478       0.69%      -9.51%
           2001..................................     0.10%      215,109     9.555012       2,055,369       0.61%     -12.45%
           2000..................................     0.10%      209,278    10.913660       2,283,989       0.26%      -6.81%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2002..................................     0.10%       37,306     5.819798         217,113       0.93%     -21.99%
           2001..................................     0.10%       43,809     7.460705         326,846       0.23%     -14.52%
           2000..................................     0.10%        3,187     8.728402          27,817       1.03%     -17.26%

        Gartmore GVIT Emerging Markets Fund - Class I
           2002..................................     0.10%       32,769     6.987132         228,961       0.23%     -15.31%
           2001..................................     0.10%        4,374     8.250608          36,088       0.24%      -5.28%

        Gartmore GVIT Global Financial Services Fund - Class I
           2002..................................     0.10%        1,597     8.658094          13,827       0.02%     -13.42% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002..................................     0.10%      109,706     1.967806         215,880       0.67%     -42.84%
           2001..................................     0.10%       26,875     3.442527          92,518       0.00%     -42.78%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                   Contract                                           Investment
                                                   Expense                   Unit        Contract       Income      Total
                                                    Rate*       Units     Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ----------  -----------  --------------  ----------  ---------
        Gartmore GVIT Global Utilities Fund - Class I
           2002 .................................    0.10%          200   $ 8.678027   $      1,736      0.61%     -13.22% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 .................................    0.10%    1,835,772    13.210181     24,250,880      4.66%      10.87%
           2001 .................................    0.10%    1,008,673    11.914756     12,018,093      5.61%       7.15%
           2000 .................................    0.10%      304,223    11.120055      3,382,976      6.29%      12.43%
           1999 .................................    0.10%       59,316     9.890955        586,692      6.57%      -1.09% 4/1/99

        Gartmore GVIT Growth Fund - Class I
           2002 .................................    0.10%      278,378     3.872224      1,077,942      0.00%     -28.79%
           2001 .................................    0.10%      242,722     5.437881      1,319,893      0.00%     -28.21%
           2000 .................................    0.10%      587,392     7.574275      4,449,069      0.19%     -26.61%
           1999 .................................    0.10%      234,561    10.320007      2,420,671      0.69%       3.20% 4/1/99

        Gartmore GVIT ID Aggressive Fund
           2002 .................................    0.10%        4,815     8.323942         40,080      0.86%     -16.76% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2002 .................................    0.10%        6,436     8.679579         55,862      1.05%     -13.20% 1/25/02

        Gartmore GVIT International Growth Fund - Class I
           2002 .................................    0.10%       15,806     4.997657         78,993      0.00%     -24.18%
           2001 .................................    0.10%        6,321     6.591491         41,665      0.26%     -28.72%

        Gartmore GVIT Money Market Fund - Class I
           2002 .................................    0.10%    1,193,207    11.481201     13,699,449      1.51%       1.11%
           2001 .................................    0.10%   14,433,921    11.355131    163,899,064      3.18%       3.50%
           2000 .................................    0.10%    8,179,266    10.971228     89,736,592      5.56%       5.92%
           1999 .................................    0.10%    4,669,469    10.357933     48,366,047      4.09%       3.58% 3/31/99

        Gartmore GVIT Money Market Fund - Class V
           2002 .................................    0.10%   11,193,504    10.020530    112,164,843      0.28%       0.21% 10/21/02

        Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
           2002 .................................    0.10%       68,838     7.672215        528,140      0.03%     -25.43%
           2001 .................................    0.10%       43,765    10.289042        450,300      0.53%      -3.35%
           2000 .................................    0.10%          505    10.645991          5,376      1.11%       7.50%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .................................    0.10%       65,945    10.185475        671,681      0.00%     -33.35%
           2001 .................................    0.10%       38,878    15.282975        594,172      0.00%     -10.93%
           2000 .................................    0.10%       29,192    17.157856        500,872      0.00%     -16.25%

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .................................    0.10%      280,707    13.895068      3,900,443      0.01%     -27.24%
           2001 .................................    0.10%      270,154    19.095903      5,158,835      0.04%      28.15%
           2000 .................................    0.10%      222,101    14.901350      3,309,605      0.00%      11.09%

                                                   Contract                                           Investment
                                                   Expense                   Unit        Contract       Income      Total
                                                    Rate*       Units     Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ----------  -----------  --------------  ----------  ---------
        Gartmore GVIT Small Company Fund - Class I
           2002 .................................    0.10%      388,032  $ 12.407717   $  4,814,591      0.00%     -17.41%
           2001 .................................    0.10%      358,315    15.023475      5,383,136      0.13%      -6.80%
           2000 .................................    0.10%    1,331,219    16.119172     21,458,148      0.02%       8.79%
           1999 .................................    0.10%      434,818    14.816849      6,442,633      0.00%      48.17% 4/1/99

        Gartmore GVIT Total Return Fund - Class I
           2002 .................................    0.10%   16,109,248     7.452447    120,053,317      0.95%     -17.44%
           2001 .................................    0.10%    9,361,607     9.026234     84,500,055      0.88%     -11.91%
           2000 .................................    0.10%       43,448    10.246333        445,183      0.68%      -2.22%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 .................................    0.10%       44,257     6.301972        278,906      2.00%     -25.46%
           2001 .................................    0.10%       33,960     8.454886        287,128      1.84%     -18.89%
           2000 .................................    0.10%      141,948    10.424035      1,479,671      0.94%     -12.41%
           1999 .................................    0.10%       52,708    11.900760        627,265      0.11%      19.01% 4/1/99

        J.P. Morgan GVIT Balanced Fund - Class I
           2002 .................................    0.10%      192,540     8.375591      1,612,636      2.28%     -12.40%
           2001 .................................    0.10%      113,898     9.561159      1,088,997      2.54%      -3.77%
           2000 .................................    0.10%      148,185     9.935839      1,472,342      3.36%      -0.45%
           1999 .................................    0.10%       59,518     9.980828        594,039      3.80%      -0.19% 4/1/99

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .................................    0.10%      182,330     5.397045        984,043      0.32%     -16.01%
           2001 .................................    0.10%      242,326     6.425959      1,557,177      1.01%     -21.91%
           2000 .................................    0.10%       75,935     8.228654        624,843      1.22%     -17.71% 1/27/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .................................    0.10%      293,034     2.430136        712,112      0.00%     -40.99%
           2001 .................................    0.10%      422,625     4.118218      1,740,462      0.63%     -37.38%
           2000 .................................    0.10%      157,837     6.576328      1,037,988      1.20%     -34.24% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .................................    0.10%      520,482     4.689573      2,440,838      0.70%     -25.83%
           2001 .................................    0.10%      498,186     6.322889      3,149,975      0.81%     -23.51%
           2000 .................................    0.10%      230,451     8.265856      1,904,875      5.19%     -17.34% 1/27/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .................................    0.10%      479,688    11.964522      5,739,238      4.49%       7.10%
           2001 .................................    0.10%      246,281    11.171361      2,751,294      6.01%       4.08%
           2000 .................................    0.10%      271,955    10.733031      2,918,901      6.99%       5.55%
           1999 .................................    0.10%      232,330    10.168791      2,362,515      5.75%       1.69% 4/1/99

        Neuberger Berman AMT - Guardian Portfolio
           2002 .................................    0.10%       67,810     8.005967        542,885      0.75%     -26.52%
           2001 .................................    0.10%      136,520    10.895640      1,487,473      0.29%      -1.61%
           2000 .................................    0.10%       57,098    11.073505        632,275      0.40%       1.03%

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002 .................................    0.10%      687,560     7.726029      5,312,108      0.00%     -29.41%
           2001 .................................    0.10%      570,922    10.944879      6,248,672      0.00%     -24.72%
           2000 .................................    0.10%      391,150    14.538915      5,686,897      0.00%      -7.55%
           1999 .................................    0.10%       44,838    15.726546        705,147      0.00%      57.27% 4/1/99

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                    Contract                                             Investment
                                                     Expense                  Unit         Contract        Income       Total
                                                      Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Partners Portfolio
           2002 .................................     0.10%       29,344   $ 7.762839     $   227,793       0.54%     -24.22%
           2001 .................................     0.10%       14,582    10.243656         149,373       0.33%      -2.92%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .................................     0.10%    1,125,894     7.293537       8,211,750       0.63%     -27.86%
           2001 .................................     0.10%    1,417,226    10.110661      14,329,092       0.86%     -31.34%
           2000 .................................     0.10%      827,728    14.724854      12,188,174       0.00%     -11.33%
           1999 .................................     0.10%          850    16.605768          14,115       0.00%      66.06% 4/1/99

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .................................     0.10%      969,758     8.415727       8,161,219       0.57%     -26.93%
           2001 .................................     0.10%      997,036    11.517595      11,483,457       0.59%     -12.66%
           2000 .................................     0.10%      533,112    13.187632       7,030,485       0.09%      -0.33%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .................................     0.10%      769,291     6.556537       5,043,885       0.55%     -22.21%
           2001 .................................     0.10%      235,861     8.428773       1,988,019       0.39%     -12.12%
           2000 .................................     0.10%      145,609     9.591764       1,396,647       0.00%      -4.08% 5/1/00

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .................................     0.10%      322,290     7.783700       2,508,609       0.75%     -18.88%
           2001 .................................     0.10%      200,772     9.595068       1,926,421       0.50%     -10.25%
           2000 .................................     0.10%      209,160    10.690852       2,236,099       0.28%      -8.87%

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 .................................     0.10%      509,655     6.092407       3,105,026       0.00%     -37.08%
           2001 .................................     0.10%      481,759     9.682440       4,664,603       0.00%     -30.38%
           2000 .................................     0.10%      499,194    13.906958       6,942,270       0.00%     -15.46%
           1999 .................................     0.10%      240,293    16.450708       3,952,990       0.00%      64.51% 4/1/99

        Strong Opportunity Fund II, Inc.
           2002 .................................     0.10%      226,501     6.941814       1,572,328       0.50%     -26.89%
           2001 .................................     0.10%      282,804     9.495237       2,685,291       0.65%      -3.80%
           2000 .................................     0.10%      285,161     9.847803       2,808,209       0.00%      -1.30% 5/1/00

        T.Rowe Price Equity Income Portfolio - II
           2002 .................................     0.10%          512    10.126777           5,185       0.77%       1.27% 9/3/02

        T.Rowe Price Mid Cap Growth Portfolio - II
           2002 .................................     0.10%          844    10.253796           8,654       0.00%       2.54% 9/3/02

        Turner GVIT Growth Focus Fund - Class I
           2002 .................................     0.10%       45,497     2.205430         100,340       0.00%     -42.91%
           2001 .................................     0.10%       10,063     3.863379          38,877       0.00%     -39.09%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .................................     0.10%       63,522     9.967428         633,151       0.21%      -3.00%
           2001 .................................     0.10%       53,871    10.275468         553,550       0.00%      -1.91%
           2000 .................................     0.10%       16,342    10.475365         171,188       0.00%     -41.92%

                                                    Contract                                           Investment
                                                     Expense                Unit         Contract        Income       Total
                                                      Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   -------   ----------   --------------   ----------   ---------
        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .................................     0.10%     10,722   $11.332655     $  121,509        0.75%       -2.93%
           2001 .................................     0.10%      5,578    11.674866         65,122        1.04%      -10.53%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .................................     0.10%      2,680    16.152298         43,288        8.74%        9.11%
           2001 .................................     0.10%        147    14.803302          2,176       10.76%        9.99%
           2000 .................................     0.10%      1,276    13.458822         17,173       13.84%       11.28%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2002 .................................     0.10%     63,481     4.217224        267,714        0.00%      -31.23%
           2001 .................................     0.10%     83,050     6.132002        509,263        0.00%      -29.38%
           2000 .................................     0.10%     49,713     8.683462        431,681        0.00%      -13.17% 5/1/00

        Van Kampen UIF - U.S.Real Estate Portfolio
           2002 .................................     0.10%    346,576    14.096819      4,885,619        4.01%       -0.89%
           2001 .................................     0.10%    255,847    14.222851      3,638,874        5.40%        9.73%
           2000 .................................     0.10%     23,692    12.961511        307,084        8.01%        4.28% 9/21/00

     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
      Reduced Fee Tier (0.25%)

        American Century VP Income & Growth Fund - Class I
           2002 .................................     0.25%      1,435     7.445299         10,684        1.00%      -19.57%

        American Century VP International Fund - Class I
           2002 .................................     0.25%     49,356     5.898746        291,139        0.78%      -20.57%

        American Century VP Value Fund - Class I
           2002 .................................     0.25%     90,011    10.366670        933,114        0.75%      -12.84%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .................................     0.25%      1,104     4.810802          5,311        0.00%      -34.32%

        Credit Suisse Trust - Large Cap Value Portfolio
           2002 .................................     0.25%      5,253     8.258105         43,380        0.76%      -23.29%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .................................     0.25%      1,993     8.927901         17,793        0.45%      -15.51%

        Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
           2002 .................................     0.25%        425     5.479795          2,329        0.22%      -29.12%

        Dreyfus Stock Index Fund
           2002 .................................     0.25%    529,695     6.815999      3,610,401        1.45%      -22.56%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .................................     0.25%     48,950     7.513649        367,793        1.22%      -16.92%

        Federated GVIT High Income Bond Fund - Class I
           2002 .................................     0.25%     47,160    11.023733        519,879       10.09%        2.97%

        Federated Quality Bond Fund II - Primary Shares
           2002 .................................     0.25%     55,859    12.752372        712,335        3.20%        9.03%

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2002 .................................     0.25%    244,789     8.170844      2,000,133        1.50%      -17.20%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                   Contract                                         Investment
                                                   Expense                  Unit        Contract       Income     Total
                                                    Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ---------  ----------  --------------  ----------  ---------
        Fidelity(R) VIP - Growth Portfolio: Service Class
           2002 .................................    0.25%      78,608  $ 5.726150   $   450,121       0.14%    -30.37%

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2002 .................................    0.25%         606    9.275222         5,621       9.18%      3.36%

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002 .................................    0.25%       1,213    6.254343         7,587       0.64%    -20.54%

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002 .................................    0.25%       7,198    8.162207        58,752       0.69%     -9.65%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2002 .................................    0.25%         794    6.699267         5,319       0.93%    -22.11%

        Gartmore GVIT Government Bond Fund - Class I
           2002 .................................    0.25%   1,141,119   12.065916    13,768,646       4.66%     10.71%

        Gartmore GVIT Growth Fund - Class I
           2002 .................................    0.25%      49,665    4.981328       247,398       0.00%    -28.90%

        Gartmore GVIT International Growth Fund - Class I
           2002 .................................    0.25%          65    4.980814           324       0.00%    -24.29%

        Gartmore GVIT Money Market Fund - Class I
           2002 .................................    0.25%   1,395,229   10.485477    14,629,642       1.51%      0.96%

        Gartmore GVIT Money Market Fund - Class V
           2002 .................................    0.25%         656   10.017601         6,572       0.28%      0.18% 10/21/02

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002 .................................    0.25%          42    7.632212           321       0.03%    -25.55%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .................................    0.25%         209   10.129586         2,117       0.00%    -33.45%

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .................................    0.25%      89,722    9.994656       896,741       0.01%    -27.34%

        Gartmore GVIT Small Company Fund - Class I
           2002 .................................    0.25%      98,835    8.373012       827,547       0.00%    -17.54%

        Gartmore GVIT Total Return Fund - Class I
           2002 .................................    0.25%         588    7.294217         4,289       0.95%    -17.56%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 .................................    0.25%          85    6.219415           529       2.00%    -25.58%

        J.P.Morgan GVIT Balanced Fund - Class I
           2002 .................................    0.25%       1,233    8.510165        10,493       2.28%    -12.53%

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .................................    0.25%         318    5.373376         1,709       0.32%    -16.14%

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .................................    0.25%         708    2.419456         1,713       0.00%    -41.08%

                                                   Contract                                       Investment
                                                   Expense               Unit        Contract       Income      Total
                                                    Rate*     Units   Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  -------  ----------  --------------  ----------  ---------
        Janus AS - International Growth Portfolio - Service Shares
           2002 .................................    0.25%       905  $ 4.668998    $    4,225       0.70%    -25.94%

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .................................    0.25%    42,803   11.490701       491,836       4.49%      6.94%

        Neuberger Berman AMT - Guardian Portfolio
           2002 .................................    0.25%       535    7.435383         3,978       0.75%    -26.63%

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002 .................................    0.25%   217,507    5.656826     1,230,399       0.00%    -29.52%

        Neuberger Berman AMT - Partners Portfolio
           2002 .................................    0.25%    53,464    7.765195       415,158       0.54%    -24.33%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 .................................    0.25%    11,391    5.069121        57,742       0.63%    -27.97%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .................................    0.25%   345,299    6.568116     2,267,964       0.57%    -27.04%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .................................    0.25%   228,358    6.530337     1,491,255       0.55%    -22.33%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 .................................    0.25%     1,058    7.414306         7,844       0.75%    -19.00%

        PIMCO VIT Total Return Portfolio - Administrative Shares
           2002 .................................    0.25%       165   10.331952         1,705       0.98%      3.32% 8/30/02

        Pioneer High Yield VCT Portfolio - Class I Shares
           2002 .................................    0.25%       162   10.362072         1,679       1.76%      3.62% 9/3/02

        Strong GVIT Mid Cap Growth Fund - Class I
           2002 .................................    0.25%     5,143    4.953560        25,476       0.00%    -37.17%

        Strong Opportunity Fund II, Inc.
           2002 .................................    0.25%   182,111    6.914071     1,259,128       0.50%    -27.00%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 .................................    0.25%       399    9.250254         3,691       0.21%     -3.14%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .................................    0.25%       497    9.692423         4,817       0.75%     -3.08%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .................................    0.25%       83    12.359143         1,026       8.74%      8.95%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2002 .................................    0.25%       354    4.200344         1,487       0.00%    -31.33%

        Van Kampen UIF - U.S.Real Estate Portfolio
           2002 .................................    0.25%       770   11.491482         8,848       4.01%     -1.03%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                    Contract                                             Investment
                                                    Expense                  Unit         Contract         Income         Total
                                                     Rate*       Units     Fair Value   Owners' Equity     Ratio**      Return***
                                                    --------   ---------   ----------   --------------   ----------  --------------
     The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM)
      Reduced Fee Tier (0.40%)

        Aim VIF Basic Value Fund - Series I
           2002 .................................     0.40%       39,881   $9.839124     $   392,394        0.00%     -1.61% 9/3/02

        Aim VIF Capital Development Fund - Series I
           2002 .................................     0.40%           24    9.809368             235        0.00%     -1.91% 9/3/02

        Alliance VPS Growth & Income Portfolio - Class A
           2002 .................................     0.40%        5,432   10.011053          54,380        0.00%      0.11% 9/3/02

        American Century VP Income & Growth Fund - Class I
           2002 .................................     0.40%    2,529,796    8.355578      21,137,908        1.00%    -19.69%
           2001 .................................     0.40%    1,861,201   10.404509      19,364,883        0.85%     -8.72%
           2000 .................................     0.40%      763,555   11.398555       8,703,424        0.48%    -10.97%
           1999 .................................     0.40%      355,846   12.803106       4,555,934        0.01%     17.55%

        American Century VP International Fund - Class I
           2002 .................................     0.40%    2,893,353    7.397247      21,402,847        0.78%    -20.69%
           2001 .................................     0.40%    1,918,932    9.326990      17,897,860        0.08%    -29.46%
           2000 .................................     0.40%    1,191,245   13.221985      15,750,624        0.10%    -17.16%
           1999 .................................     0.40%      204,837   15.960157       3,269,231        0.00%     63.39%
           1998 .................................     0.40%        3,234    9.768200          31,590        0.03%     -2.32% 5/1/98

        American Century VP Ultra Fund - Class I
           2002 .................................     0.40%        4,655    8.016962          37,319        0.66%    -19.83% 5/1/02

        American Century VP Value Fund - Class I
           2002 .................................     0.40%      872,044   10.653510       9,290,329        0.75%    -12.97%
           2001 .................................     0.40%      428,754   12.241061       5,248,404        0.60%     12.37%
           2000 .................................     0.40%      111,911   10.893612       1,219,115        0.62%     17.67%
           1999 .................................     0.40%       23,107    9.257533         213,914        0.69%     -1.25%
           1998 .................................     0.40%          440    9.374321           4,125        0.05%     -6.26% 5/1/98

        Baron Capital Asset Trust
           2002 .................................     0.40%        7,134    9.694252          69,159        0.00%     -3.06% 9/3/02

        Comstock GVIT Value Fund - Class I
           2002 .................................     0.40%      254,670    7.252185       1,846,914        1.34%    -25.44%
           2001 .................................     0.40%      115,152    9.726929       1,120,075        1.63%    -12.51%
           2000 .................................     0.40%       29,855   11.117142         331,902        1.02%    -10.98%
           1999 .................................     0.40%          965   12.487973          12,051        0.30%     18.02%
           1998 .................................     0.40%          211   10.581467           2,233        0.73%      5.81% 5/1/98

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .................................     0.40%       27,170    5.555805         150,951        0.00%    -34.42%
           2001 .................................     0.40%       25,001    8.471776         211,803        0.00%    -28.92%
           2000 .................................     0.40%      106,896   11.411760       1,219,871        0.00%    -19.26%
           1999 .................................     0.40%        4,981   14.762349          73,531        0.00%     62.85%
           1998 .................................     0.40%          985    9.065227           8,929        0.00%     -9.35% 5/1/98

                                                    Contract                                              Investment
                                                    Expense                    Unit         Contract        Income       Total
                                                     Rate*       Units      Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ----------   ----------   --------------   ----------  ----------
        Credit Suisse Trust - International Focus Portfolio
           2002 .................................     0.40%        32,357   $ 6.196425    $    200,498      0.00%     -20.22%
           2001 .................................     0.40%        39,874     7.767318         309,714      0.00%     -22.59%
           2000 .................................     0.40%        48,933    10.033586         490,973      0.55%     -26.19%
           1999 .................................     0.40%         3,445    13.593893          46,831      1.34%      52.82%

        Credit Suisse Trust - Large Cap Value Portfolio
           2002 .................................     0.40%        45,124     8.788383         396,567      0.76%     -23.40%
           2001 .................................     0.40%       140,668    11.473418       1,613,943      0.00%       0.54%
           2000 .................................     0.40%        10,994    11.918959         131,037      2.02%       8.48%
           1999 .................................     0.40%        42,745    10.519954         449,675      1.08%       5.82%
           1998 .................................     0.40%        16,145     9.941469         160,505      1.26%      -0.59% 5/1/98

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002 .................................     0.40%       922,042    11.255500      10,378,044      0.45%     -15.64%
           2001 .................................     0.40%       321,337    13.342471       4,287,430      0.55%      -1.70%
           2000 .................................     0.40%        38,007    13.573326         515,881      0.66%      14.75%

        Dreyfus IP - European Equity Portfolio
           2001 .................................     0.40%        30,039     9.025727         271,124      0.79%     -28.42%
           2000 .................................     0.40%         8,448    12.608842         106,519      0.38%      -2.39%

        Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
           2002 .................................     0.40%         2,842     9.966854          28,326      0.60%      -0.33% 9/3/02

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 .................................     0.40%         5,221     7.654697          39,965      0.29%     -23.45% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002 .................................     0.40%       368,609     6.983004       2,573,998      0.22%     -29.23%
           2001 .................................     0.40%       556,416     9.867078       5,490,200      0.08%     -22.89%
           2000 .................................     0.40%       136,511    12.795380       1,746,710      1.06%     -11.39%
           1999 .................................     0.40%        28,931    14.439525         417,750      0.02%      29.56%
           1998 .................................     0.40%           397    11.144998           4,425      0.31%      11.45% 5/1/98

        Dreyfus Stock Index Fund
           2002 .................................     0.40%    14,027,919     8.097446     113,590,317      1.45%     -22.67%
           2001 .................................     0.40%    10,538,036    10.471621     110,350,319      1.14%     -12.53%
           2000 .................................     0.40%     7,299,831    11.972080      87,394,161      1.01%      -9.64%
           1999 .................................     0.40%     3,707,136    13.249543      49,117,858      1.02%      20.12%
           1998 .................................     0.40%       111,613    11.030001       1,231,092      0.90%      10.30% 5/1/98

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .................................     0.40%     1,866,807     9.074997      16,941,268      1.22%     -17.05%
           2001 .................................     0.40%     1,760,221    10.939900      19,256,642      0.90%      -9.67%
           2000 .................................     0.40%     1,368,457    12.111451      16,574,000      0.82%      -1.05%
           1999 .................................     0.40%       843,808    12.239522      10,327,807      1.00%      11.01%
           1998 .................................     0.40%        10,106    11.025485         111,424      0.98%      10.25% 5/1/98

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2002 ................................      0.40%         7,620     9.427437          71,837      0.37%      -5.73% 9/3/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                    Contract                                             Investment
                                                     Expense                  Unit         Contract        Income       Total
                                                      Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        Federated GVIT High Income Bond Fund - Class I
           2002..................................     0.40%      555,227   $10.070195     $ 5,591,244      10.09%       2.81%
           2001..................................     0.40%      410,468     9.794650       4,020,390      11.31%       3.80%
           2000..................................     0.40%      224,564     9.436226       2,119,037       9.51%      -8.64%
           1999..................................     0.40%       80,137    10.328712         827,712       6.75%       2.78%
           1998..................................     0.40%       13,423    10.049520         134,895       4.68%       0.50% 5/1/98

        Federated Quality Bond Fund II - Primary Shares
           2002 .................................     0.40%    2,571,167    12.682507      32,608,843       3.20%       8.87%
           2001 .................................     0.40%    1,654,009    11.649181      19,267,850       2.92%       7.58%
           2000 .................................     0.40%      607,272    10.828312       6,575,731       0.89%      10.01%
           1999 .................................     0.40%           18     9.842943             177       0.00%      -1.57% 5/3/99

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2002 .................................     0.40%    2,559,502     8.838834      22,623,013       1.50%     -17.33%
           2001 .................................     0.40%    1,857,873    10.691577      19,863,592       1.13%      -5.47%
           2000 .................................     0.40%      351,542    11.310203       3,976,011       1.23%       7.87%
           1999 .................................     0.40%      118,952    10.484615       1,247,166       0.89%       5.83%
           1998 .................................     0.40%        5,995     9.906965          59,392       0.00%      -0.93% 5/1/98

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2002..................................     0.40%    3,005,019     8.313850      24,983,277       0.14%     -30.48%
           2001 .................................     0.40%    2,428,287    11.958538      29,038,762       0.00%     -18.06%
           2000 .................................     0.40%    2,131,137    14.593603      31,100,967       0.07%     -11.42%
           1999 .................................     0.40%      758,262    16.475102      12,492,444       0.04%      36.74%
           1998 .................................     0.40%          185    12.048634           2,229       0.00%      20.49% 5/1/98

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2002 .................................     0.40%      774,551     6.765203       5,239,995       9.18%       3.20%
           2001 .................................     0.40%      638,130     6.555148       4,183,037      13.22%     -12.25%
           2000 .................................     0.40%      441,041     7.470194       3,294,662       6.11%     -22.92%
           1999 .................................     0.40%      230,895     9.691447       2,237,707       5.78%       7.64%
           1998 .................................     0.40%           77     9.003329             693       0.00%      -9.97% 5/1/98

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002 .................................     0.40%    1,627,578     6.758846      11,000,549       0.64%     -20.66%
           2001 .................................     0.40%    1,216,927     8.518959      10,366,951       5.46%     -21.59%
           2000 .................................     0.40%    1,216,616    10.864367      13,217,763       1.16%     -19.47%
           1999 .................................     0.40%      504,007    13.491426       6,799,773       0.30%      41.89%
           1998 .................................     0.40%        3,076     9.508092          29,247       0.00%      -4.92% 5/1/98

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002 .................................     0.40%    1,492,216    10.257824      15,306,889       0.69%      -9.79%
           2001 .................................     0.40%    1,079,652    11.370566      12,276,254       0.61%     -12.71%
           2000 .................................     0.40%      671,658    13.026647       8,749,452       0.26%      -7.09%
           1999 .................................     0.40%      230,228    14.020034       3,227,804       0.18%      23.65%
           1998 .................................     0.40%        2,712    11.338370          30,750       0.00%      13.38% 5/1/98
                                                                                          -----------

                                                   Contract                                             Investment
                                                    Expense                  Unit         Contract        Income       Total
                                                     Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------  ---------   -----------   --------------   ----------   ---------
        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2002 ................................    0.40%      402,649   $ 6.381088     $  2,569,339      0.93%      -22.23%
           2001 ................................    0.40%      504,352     8.204875        4,138,145      0.23%      -14.78%
           2000 ................................    0.40%      397,095     9.628054        3,823,252      1.03%      -17.51%
           1999 ................................    0.40%      125,424    11.671298        1,463,861      0.45%        3.77%
           1998 ................................    0.40%        1,228    11.247664           13,812      0.00%       12.48% 5/1/98

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002 ................................    0.40%          953     7.489405            7,137      0.00%      -25.11% 5/1/02

        Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2
           2002 ................................    0.40%       14,717     9.474024          139,429      0.00%       -5.26% 9/3/02

        Gartmore GVIT Emerging Markets Fund - Class I
           2002 ................................    0.40%       10,388     6.940105           72,094      0.23%      -15.57%
           2001 ................................    0.40%        2,423     8.219735           19,916      0.24%       -5.56%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002 ................................    0.40%          292     8.317804            2,429      0.00%      -16.82% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002 ................................    0.40%       46,574     1.954523           91,030      0.67%      -43.01%
           2001 ................................    0.40%       29,402     3.429593          100,837      0.00%      -42.95%

        Gartmore GVIT Global Utilities Fund - Class I
           2002 ................................    0.40%        2,326     8.660608           20,145      0.61%      -13.39% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 ................................    0.40%    9,515,935    13.728864      130,642,977      4.66%       10.54%
           2001 ................................    0.40%    6,811,337    12.419760       84,595,171      5.61%        6.82%
           2000 ................................    0.40%    3,170,399    11.626380       36,860,264      6.29%       12.09%
           1999 ................................    0.40%    1,312,872    10.372218       13,617,395      6.57%       -2.74%
           1998 ................................    0.40%      270,361    10.664112        2,883,160      3.55%        6.64% 5/1/98

        Gartmore GVIT Growth Fund - Class I
           2002 ................................    0.40%      174,753     4.322008          755,284      0.00%      -29.01%
           2001 ................................    0.40%      192,191     6.087822        1,170,025      0.00%      -28.42%
           2000 ................................    0.40%      178,360     8.505270        1,517,000      0.19%      -26.82%
           1999 ................................    0.40%       65,598    11.623180          762,457      0.69%        3.86%
           1998 ................................    0.40%          847    11.191056            9,479      0.47%       11.91% 5/1/98

        Gartmore GVIT ID Aggressive Fund
           2002 ................................    0.40%        4,346     8.300685           36,075      0.86%      -16.99% 1/25/02

        Gartmore GVIT ID Conservative Fund
           2002 ................................    0.40%        6,694    10.013037           67,027      2.18%        0.13% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2002 ................................    0.40%        9,222     9.106228           83,978      1.66%       -8.94% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2002 ................................    0.40%       14,555     8.655338          125,978      1.05%      -13.45% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2002 ................................    0.40%        4,849     9.606563           46,582      1.99%       -3.93% 1/25/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                   Contract                                          Investment
                                                    Expense                 Unit        Contract       Income      Total
                                                     Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ----------  ----------  --------------  ----------  ---------
        Gartmore GVIT International Growth Fund - Class I
           2002 .................................    0.40%       40,096  $ 4.964024   $    199,038      0.00%     -24.41%
           2001 .................................    0.40%       10,028    6.566849         65,852      0.26%     -28.94%

        Gartmore GVIT Money Market Fund - Class I
           2002 .................................    0.40%    4,829,326   11.838269     57,170,860      1.51%       0.81%
           2001 .................................    0.40%   16,843,508   11.743544    197,802,477      3.18%       3.19%
           2000 .................................    0.40%    5,646,634   11.380873     64,263,624      5.56%       5.60%
           1999 .................................    0.40%    3,786,796   10.776865     40,809,789      4.09%       4.43%
           1998 .................................    0.40%      394,891   10.319833      4,075,209      4.03%       3.20% 4/30/98

        Gartmore GVIT Money Market Fund - Class V
           2002 .................................    0.40%   15,116,078   10.014669    151,382,518      0.28%       0.15% 10/21/02

        Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
           2002 .................................    0.40%       30,787    6.735208        207,357      0.03%     -25.66%
           2001 .................................    0.40%       37,680    9.059635        341,367      0.53%      -3.64%
           2000 .................................    0.40%        2,481    9.402302         23,327      1.11%       7.18%
           1999 .................................    0.40%          791    8.772237          6,939      0.88%      -3.46%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002 .................................    0.40%      312,346   10.074004      3,146,575      0.00%     -33.55%
           2001 .................................    0.40%      162,269   15.161271      2,460,204      0.00%     -11.20%
           2000 .................................    0.40%       59,757   17.072794      1,020,219      0.00%     -16.50%
           1999 .................................    0.40%          118   20.447188          2,413      0.00%     104.47% 5/3/99

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .................................    0.40%    1,401,972   11.216089     15,724,643      0.01%     -27.45%
           2001 .................................    0.40%      594,303   15.460620      9,188,293      0.04%      27.76%
           2000 .................................    0.40%      152,675   12.101060      1,847,529      0.00%      10.76%
           1999 .................................    0.40%        8,548   10.925665         93,393      0.00%      27.33%

        Gartmore GVIT Small Company Fund - Class I
           2002 .................................    0.40%    2,331,936   10.781666     25,142,155      0.00%     -17.66%
           2001 .................................    0.40%    1,522,194   13.093906     19,931,465      0.13%      -7.08%
           2000 .................................    0.40%      493,035   14.091380      6,947,544      0.02%       8.47%
           1999 .................................    0.40%       72,698   12.991606        944,464      0.00%      43.45%
           1998 .................................    0.40%          257    9.056852          2,328      0.00%      -9.43% 5/1/98

        Gartmore GVIT Total Return Fund - Class I
           2002 .................................    0.40%      368,763    7.615719      2,808,395      0.95%     -17.68%
           2001 .................................    0.40%      358,546    9.251754      3,317,179      0.88%     -12.17%
           2000 .................................    0.40%      212,989   10.534111      2,243,650      0.68%      -2.51%
           1999 .................................    0.40%       42,084   10.805244        454,728      0.60%       6.52%
           1998 .................................    0.40%           70   10.144232            710      0.66%       1.44% 5/1/98

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002 .................................    0.40%       82,915    6.666122        552,722      2.00%     -25.69%
           2001 .................................    0.40%    1,549,764    8.970354     13,901,932      1.84%     -19.14%
           2000 .................................    0.40%      942,496   11.093053     10,455,158      0.94%     -12.67%
           1999 .................................    0.40%      468,148   12.702408      5,946,607      0.11%      22.43%

                                                   Contract                                          Investment
                                                    Expense                 Unit        Contract       Income      Total
                                                     Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ----------  ----------  --------------  ----------  ---------
        Goldman Sachs VIT Mid Cap Value Fund
           2002 .................................    0.40%        7,368  $ 9.877029    $    72,774      0.27%      -1.23% 9/3/02

        J.P.Morgan GVIT Balanced Fund - Class I
           2002 .................................    0.40%      943,228    8.363123      7,888,332      2.28%     -12.66%
           2001 .................................    0.40%      351,646    9.575644      3,367,237      2.54%      -4.06%
           2000 .................................    0.40%      117,858    9.980967      1,176,337      3.36%      -0.75%
           1999 .................................    0.40%       43,881   10.056111        441,272      3.80%       0.47%
           1998 .................................    0.40%          349   10.009481          3,493      2.69%       0.09% 5/1/98

        Janus AS - Balanced Portfolio - Service Shares
           2002 .................................    0.40%          977   10.033996          9,803      2.14%       0.34% 9/3/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002 .................................    0.40%    1,902,427    5.349794     10,177,593      0.32%     -16.26%
           2001 .................................    0.40%    1,517,392    6.388873      9,694,425      1.01%     -22.14%
           2000 .................................    0.40%      535,891    8.205940      4,397,489      1.22%     -17.94% 1/27/00

        Janus AS - Global Technology Portfolio - Service Shares
           2002 .................................    0.40%      783,206    2.408830      1,886,610      0.00%     -41.17%
           2001 .................................    0.40%      677,164    4.094407      2,772,585      0.63%     -37.57%
           2000 .................................    0.40%      343,351    6.558143      2,251,745      1.20%     -34.42% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2002 .................................    0.40%    3,375,569    4.648509     15,691,363      0.70%     -26.05%
           2001 .................................    0.40%    2,212,967    6.286392     13,911,578      0.81%     -23.74%
           2000 .................................    0.40%      383,403    8.243024      3,160,400      5.19%     -17.57% 1/27/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002 .................................    0.40%      775,887   11.784392      9,143,357      4.49%       6.78%
           2001 .................................    0.40%    1,739,536   11.036224     19,197,909      6.01%       3.77%
           2000 .................................    0.40%    1,055,243   10.635225     11,222,747      6.99%       5.23%
           1999 .................................    0.40%      460,632   10.106222      4,655,249      5.75%       1.15%
           1998 .................................    0.40%       15,549    9.991296        155,355      4.43%      -0.09% 5/1/98

        Neuberger Berman AMT - Fasciano Portfolio - S Class
           2002 .................................    0.40%        3,552   10.057930         35,726      0.00%       0.58% 9/3/02

        Neuberger Berman AMT - Guardian Portfolio
           2002 .................................    0.40%    1,042,854    7.738827      8,070,467      0.75%     -26.74%
           2001 .................................    0.40%      270,845   10.563782      2,861,148      0.29%      -1.90%
           2000 .................................    0.40%       86,066   10.768698        926,819      0.40%       0.73%
           1999 .................................    0.40%       25,154   10.690765        268,916      0.19%      14.47%
           1998 .................................    0.40%          838    9.338993          7,826      0.00%      -6.61% 5/1/98

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002 .................................    0.40%    1,801,971    8.429938     15,190,504      0.00%     -29.62%
           2001 .................................    0.40%    1,272,440   11.978031     15,241,326      0.00%     -24.95%
           2000 .................................    0.40%      827,220   15.959556     13,202,064      0.00%      -7.83%
           1999 .................................    0.40%      315,266   17.314889      5,458,796      0.00%      53.28%
           1998 .................................    0.40%           70   11.296584            791      0.00%      12.97% 5/1/98

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                              Contract                                             Investment
                                              Expense                   Unit        Contract         Income       Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                              --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Partners Portfolio
           2002 ...........................     0.40%      341,601   $ 7.323519    $ 2,501,721         0.54%     -24.45%
           2001 ...........................     0.40%      322,706     9.693032      3,128,000         0.33%      -3.22%
           2000 ...........................     0.40%      241,651    10.015242      2,420,193         0.65%       0.03%
           1999 ...........................     0.40%       94,285     9.985118        941,447         0.98%       6.94%
           1998 ...........................     0.40%       26,750     9.337008        249,765         0.01%      -6.63% 5/1/98
        One Group(R) IT Mid Cap Growth Portfolio
           2002 ...........................     0.40%       19,940    10.070202        200,800         0.00%       0.70% 9/18/02

        One Group(R) IT Mid Cap Value Portfolio
           2002 ...........................     0.40%       39,000     9.922131        386,963         0.00%      -0.78% 9/18/02

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002 ...........................     0.40%    2,442,509     7.709999     18,831,742         0.63%     -28.08%
           2001 ...........................     0.40%    2,155,828    10.720152     23,110,804         0.86%     -31.54%
           2000 ...........................     0.40%    1,068,591    15.659821     16,733,944         0.00%     -11.59%
           1999 ...........................     0.40%      138,018    17.712996      2,444,712         0.00%      82.87%
           1998 ...........................     0.40%        1,235     9.685930         11,962         0.00%      -3.14% 5/1/98

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 ...........................     0.40%    3,582,220     9.479881     33,959,019         0.57%     -27.15%
           2001 ...........................     0.40%    2,694,063    13.013036     35,057,939         0.59%     -12.93%
           2000 ...........................     0.40%      911,021    14.945030     13,615,236         0.09%      -0.63%
           1999 ...........................     0.40%      188,390    15.039330      2,833,259         0.13%      41.09%
           1998 ...........................     0.40%          767    10.659314          8,176         0.00%       6.59% 5/1/98

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 ...........................     0.40%    1,442,545     6.504237      9,382,655         0.55%     -22.45%
           2001 ...........................     0.40%      813,325     8.386697      6,821,110         0.39%     -12.39%
           2000 ...........................     0.40%       43,440     9.572769        415,841         0.00%      -4.27% 5/1/00

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002 ...........................     0.40%      704,851     7.125335      5,022,300         0.75%     -19.12%
           2001 ...........................     0.40%      544,668     8.809927      4,798,485         0.50%     -10.52%
           2000 ...........................     0.40%      327,513     9.845729      3,224,604         0.28%      -9.14%
           1999 ...........................     0.40%       97,691    10.835877      1,058,568         0.24%      21.22%
           1998 ...........................     0.40%       18,485     8.938847        165,235         0.00%     -10.61% 5/1/98

        PIMCO VIT Low Duration Portfolio - Administrative Shares
           2002 ...........................     0.40%       45,027    10.182621        458,493         0.26%       1.83% 9/3/02

        PIMCO VIT Real Return Portfolio - Administrative Shares
           2002 ...........................     0.40%       48,671    10.358691        504,168         0.39%       3.59% 8/30/02

        PIMCO VIT Total Return Portfolio - Administrative Shares
           2002 ...........................     0.40%      185,190    10.326715      1,912,404         0.98%       3.27% 8/30/02

        Pioneer High Yield VCT Portfolio - Class I Shares
           2002 ...........................     0.40%          211    10.356990          2,185         1.76%       3.57% 9/3/02

        Royce Capital Fund - Micro Cap
           2002 ...........................     0.40%       43,606    10.104573        440,620         0.00%       1.05% 9/3/02

                                              Contract                                             Investment
                                              Expense                   Unit         Contract         Income      Total
                                               Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                              --------   ---------   ----------   --------------   ---------    ---------
        Strong GVIT Mid Cap Growth Fund - Class I
           2002 ...........................     0.40%    1,062,592   $ 7.106122    $ 7,550,908        0.00%      -37.27%
           2001 ...........................     0.40%      916,433    11.327538     10,380,930        0.00%      -30.59%
           2000 ...........................     0.40%      647,094    16.319202     10,560,058        0.00%      -15.72%
           1999 ...........................     0.40%      128,669    19.361969      2,491,285        0.00%       84.02%
           1998 ...........................     0.40%          477    10.521882          5,019        0.00%        5.22% 5/1/98

        Strong Opportunity Fund II, Inc.
           2002 ...........................     0.40%    1,740,569     6.886442     11,986,327        0.50%      -27.11%
           2001 ...........................     0.40%    1,042,724     9.447854      9,851,504        0.65%       -4.09%
           2000 ...........................     0.40%       72,473     9.828296        712,286        0.00%       -1.49% 5/1/00

        T.Rowe Price Equity Income Portfolio - II
           2002 ...........................     0.40%       16,487    10.116880        166,797        0.77%        1.17% 9/3/02

        T.Rowe Price Mid Cap Growth Portfolio - II
           2002 ...........................     0.40%       11,398    10.243767        116,758        0.00%        2.44% 9/3/02

        Turner GVIT Growth Focus Fund - Class I
           2002 ...........................     0.40%        6,098     2.190553         13,358        0.00%      -43.09%
           2001 ...........................     0.40%        2,944     3.848878         11,331        0.00%      -39.27%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 ...........................     0.40%      170,526     6.907806      1,177,961        0.21%       -3.29%
           2001 ...........................     0.40%       93,450     7.142729        667,488        0.00%       -2.20%
           2000 ...........................     0.40%       41,537     7.303734        303,375        0.00%      -42.10%
           1999 ...........................     0.40%       10,044    12.613718        126,692        0.00%       99.48%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002 ...........................     0.40%       38,434     7.898317        303,564        0.75%       -3.22%
           2001 ...........................     0.40%       13,391     8.161281        109,288        1.04%      -10.80%
           2000 ...........................     0.40%        3,041     9.149843         27,825        0.70%       10.96%
           1999 ...........................     0.40%          252     8.246159          2,078        0.82%       20.52%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 ...........................     0.40%      159,659    11.537562      1,842,076        8.74%        8.79%
           2001 ...........................     0.40%       80,313    10.605749        851,780       10.76%        9.66%
           2000 ...........................     0.40%       28,939     9.671636        279,887       13.84%       10.94%
           1999 ...........................     0.40%       12,553     8.717559        109,432       20.09%       28.86%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2002 ...........................     0.40%      265,456     4.183540      1,110,546        0.00%      -31.43%
           2001 ...........................     0.40%      127,633     6.101338        778,732        0.00%      -29.60%
           2000 ...........................     0.40%        8,201     8.666239         71,072        0.00%      -13.34% 5/1/00

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 ...........................     0.40%      636,267    11.848822      7,539,014        4.01%       -1.18%
           2001 ...........................     0.40%      318,295    11.990690      3,816,577        5.40%        9.40%
           2000 ...........................     0.40%      111,390    10.960329      1,220,871        8.01%        4.19%
           1999 ...........................     0.40%       38,697     8.593033        332,525        4.73%       -3.76%
                                                                                   -----------

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                     Contract
                                                                  Owners' Equity
                                                                  --------------

Contract Owners' Equity Total By Year

   2002 .......................................................   $2,276,440,710
                                                                  ==============

   2001 .......................................................   $2,087,035,414
                                                                  ==============

   2000 .......................................................   $1,414,892,441
                                                                  ==============

   1999 .......................................................   $  648,293,593
                                                                  ==============

   1998 .......................................................   $  107,989,704
                                                                  ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                  --------------
                                                                    Bulk Rate
                                                                   U.S. Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                  --------------

Nationwide(R)is a registered federal service mark of Nationwide Mutual Insurance Company